UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08055

     TIAA-CREF MUTUAL FUNDS
(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

Lisa Snow, Esq.
c/o TIAA-CREF
730 Third Avenue,
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

TIAA-CREF MUTUAL FUNDS
International Equity Fund
Summary By Country (Unaudited)
March 31, 2005
	VALUE	%

DOMESTIC
UNITED STATES	$4,079,364	1.12

TOTAL DOMESTIC	4,079,364	1.12

FOREIGN
AUSTRALIA	19,111,195	5.25
AUSTRIA	425,577	0.12
BELGIUM	368,302	0.10
BERMUDA	77,401	0.02
CHINA	3,369,716	0.92
CZECH REPUBLIC	465,272	0.13
DENMARK	240,403	0.07
FINLAND	2,976,799	0.82
FRANCE	32,918,835	9.04
GERMANY	28,517,972	7.83
GREECE	4,016,147	1.10
HONG KONG	2,174,442	0.60
INDIA	2,131,445	0.58
IRELAND	5,674,326	1.56
ITALY	19,920,297	5.47
JAPAN	79,825,008	21.92
LUXEMBOURG	24,670	0.01
NETHERLANDS	10,238,804	2.81
NEW ZEALAND	504,903	0.14
NORWAY	1,016,633	0.28
PORTUGAL	438,808	0.12
SINGAPORE	1,806,618	0.50
SPAIN	14,134,156	3.88
SWEDEN	7,256,847	1.99
SWITZERLAND	61,432,146	16.87
UNITED KINGDOM	61,011,813	16.75

TOTAL FOREIGN	360,078,535	98.88

TOTAL PORTFOLIO	$364,157,899	100.00%

TIAA-CREF MUTUAL FUNDS - International Equity Fund

TIAA-CREF MUTUAL FUNDS
INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2005

SHARES			VALUE

PREFERRED STOCKS - 0.03%

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.02%
1,206		Rheinmetall AG.	$64,262

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	64,262

INSTRUMENTS AND RELATED PRODUCTS - 0.01%
1,047		Fresenius Medical Care AG.	60,485

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	60,485

		TOTAL PREFERRED STOCKS	124,747
		(Cost $120,063)

COMMON STOCKS - 99.45%

APPAREL AND ACCESSORY STORES - 0.01%
1,080		Hennes & Mauritz AB (B Shs)	37,261

		TOTAL APPAREL AND ACCESSORY STORES	37,261

APPAREL AND OTHER TEXTILE PRODUCTS - 0.23%
346,000		Toyobo Co Ltd	844,297

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	844,297

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.43%
11,700		Autobacs Seven Co Ltd	378,478
245,000		Fuji Heavy Industries Ltd	1,200,262

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,578,740

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.65%
288,239		Wolseley plc	6,034,788

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	6,034,788

BUSINESS SERVICES - 3.68%
43	*	Access Co Ltd	1,117,614
1,738	*	Atos Origin	117,796
2,657	*	Business Objects	71,308
4,988	*	Cap Gemini S.A.	174,383
26,285		Capita Group plc	186,752
302,908		Cintra Concesiones de Infraestructuras de Transporte S.A.	3,267,497
2,264		Dassault Systemes S.A.	107,104
20,100		Diamond Lease Co Ltd	783,629
45,463		Group 4 Securicor plc	117,692
68,939		Hays plc	173,255
53,000	*	Matsui Securities Co Ltd (When Issued)	694,213

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

20,829		Misys plc	$87,179
20,100		Oracle Corp Japan	932,087
1,348		Rakuten, Inc	1,178,366
22,771		Rentokil Initial plc	69,706
16,102		Sage Group plc	61,233
8,299		SAP AG.	1,340,782
27,500		Secom Co Ltd	1,146,690
11,859		Securitas AB (B Shs)	190,264
17,269		Serco Group plc	79,702
27,100		Sumisho Lease Co Ltd	1,010,929
16,000		Tata Consultancy Services Ltd	524,997
12,399		WM-Data AB (B Shs)	30,808

		TOTAL BUSINESS SERVICES	13,463,986

CHEMICALS AND ALLIED PRODUCTS - 9.89%
19,801		BOC Group plc	381,268
30,201		Boots Group plc	355,818
145,091		GlaxoSmithKline plc	3,325,606
93,000	*	Global Bio-Chem Technology Group Co Ltd Wts 05/31/07	3,100
47,309		Imperial Chemical Industries plc	239,132
14,500		JSR Corp	286,719
20,790		Kose Corp	796,924
23,362		Lonza Group AG. (Regd)	1,434,767
51,145		Merck KGaA	3,655,883
151,000		Nippon Paint Co Ltd	560,462
81,394		Novartis AG. (Regd)	3,810,542
5,269	*	Qiagen NV	62,589
179,187		Reckitt Benckiser plc	5,695,108
107,157		Sanofi-Aventis	9,059,291
56,385		Shin-Etsu Chemical Co Ltd	2,140,268
24,000		Taisho Pharmaceutical Co Ltd	511,593
50,122		Takeda Pharmaceutical Co Ltd	2,394,572
333,000		Teijin Ltd	1,425,898
5,977		Zeltia S.A.	50,181

		TOTAL CHEMICALS AND ALLIED PRODUCTS	36,189,721

COAL MINING - 0.00%
420		Byd Co Ltd (H Shs)	1,236

		TOTAL COAL MINING	1,236

COMMUNICATIONS - 4.72%
6,507		Belgacom S.A.	269,773
86,400		BT Group plc	335,502
94,871		Cable & Wireless plc	231,704
24,744		Cesky Telecom AS	465,272
4,600		Cosmote Mobile Telecommunications S.A.	81,426
55,531		Deutsche Telekom AG. (Regd)	1,111,431
19,095		Eircom Group plc	50,378
5,480		Elisa Oyj	93,299
258,714		Ericsson (LM) (B Shs)	730,976
4,230		France Telecom S.A.	126,993
9,750		Hellenic Telecommunications Organization S.A.	172,587
209	*	Jupiter Telecommunications Co	167,067
645		KDDI Corp	3,202,085
319,544		KPN NV	2,865,538
7,188	*	Marconi Corp plc	73,209
2,019	*	Modern Times Group AB (B Shs)	61,345
32,592		Portugal Telecom SGPS S.A. (Regd)	382,918
462		SKY Perfect Communications, Inc	360,236

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

3,972		Tele2 AB (B Shs)	$131,682
50,871		Telecom Corp of New Zealand Ltd	219,787
113,822		Telefonica S.A.	1,988,162
10,989		Telekom Austria AG.	215,656
31,469		Telenor ASA	284,070
75,012		TeliaSonera AB	447,311
1,208,167		Vodafone Group plc	3,207,545

		TOTAL COMMUNICATIONS	17,275,952

DEPOSITORY INSTITUTIONS - 16.33%
2,000	v*	Ashikaga Financial Group, Inc	-
986,038		Banca Intesa S.p.A.	5,023,496
13,652		Banco BPI S.A. (Regd)	55,890
12,171		Bank of Ireland (London)	192,664
287,923	*	Bayerische Hypo-und Vereinsbank AG.	7,061,137
2,040	*	Commercial Bank of Greece	54,033
70,285		DBS Group Holdings Ltd	634,964
342,544		Depfa Bank plc	5,431,285
50,135		Deutsche Bank AG. (Regd)	4,336,261
46,538		Hang Seng Bank Ltd	617,575
251,201		HSBC Holdings plc (United Kingdom)	3,972,980
307		Mitsubishi Tokyo Financial Group, Inc	2,669,316
247		Mizuho Financial Group, Inc	1,170,802
36,640		National Bank of Greece S.A.	1,242,860
88,276		Nordea Bank AB (Sweden)	896,146
279,955		Royal Bank of Scotland Group plc	8,908,402
487,000		Shinsei Bank Ltd	2,777,393
18,959		Skandinaviska Enskilda Banken (A Shs)	360,703
142		Sumitomo Mitsui Financial Group Inc	963,837
231,000		Sumitomo Trust & Banking Co Ltd	1,509,620
21,478		Suncorp-Metway Ltd	322,816
20,649		Svenska Handelsbanken AB (A Shs)	489,605
130,738		UBS AG. (Regd)	11,078,562

		TOTAL DEPOSITORY INSTITUTIONS	59,770,347

EATING AND DRINKING PLACES - 0.01%
6,565		Mitchells & Butlers plc	42,736

		TOTAL EATING AND DRINKING PLACES	42,736

EDUCATIONAL SERVICES - 0.09%
9,800		Benesse Corp	333,508

		TOTAL EDUCATIONAL SERVICES	333,508

ELECTRIC, GAS, AND SANITARY SERVICES - 2.22%
124,769		Australian Gas Light Co Ltd	1,370,514
30,728		BG Group plc	238,787
48,105		Centrica plc	209,750
207,000		Hong Kong & China Gas Co Ltd	407,399
58,485		International Power plc	198,095
14,918		Kelda Group plc	168,570
30,528		National Grid Transco plc	282,804
1,023,600		Nissin Co Ltd	2,392,483
14,782		Scottish & Southern Energy plc	246,221
32,061		Scottish Power plc	247,782
13,727		Severn Trent plc	237,338
59,000		Tata Power Co Ltd	482,918
22,130		United Utilities plc	263,864

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

12,284		United Utilities plc (A Shs)	$104,569
2,350,000	*	Xinao Gas Holdings Ltd	1,265,490

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	8,116,584

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.92%
6,015		Advantest Corp	462,260
173,973	*	Alstom	149,229
10,240		Electrocomponents plc	47,890
11,471		Electrolux AB Series B	267,915
4,900		Hirose Electric Co Ltd	501,636
33,410		Kidde plc	105,430
33,600		Kyocera Corp	2,403,141
27,400		Melco Holdings, Inc	605,843
1,119		Mobistar S.A.	98,529
28,000		Nippon Electric Glass Co Ltd	404,450
181,587		Nokia Oyj	2,822,554
8,900		Rohm Co Ltd	861,210
47,000		Satyam Computer Services Ltd	439,700
70,000		Sharp Corp	1,061,518
201,159		STMicroelectronics NV	3,356,842
70,000		Sumitomo Electric Industries Ltd	746,728

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	14,334,875

FABRICATED METAL PRODUCTS - 0.22%
11,814		Assa Abloy AB (B Shs)	167,736
84,000		NHK Spring Co Ltd	587,435
17,199		Novar plc	60,530

		TOTAL FABRICATED METAL PRODUCTS	815,701

FOOD AND KINDRED PRODUCTS - 3.06%
26,021		Cadbury Schweppes plc	260,843
75,372		Coca-Cola Amatil Ltd	500,248
722,000		Global Bio-Chem Technology Group Co Ltd	453,602
45,874		Groupe Danone	4,575,846
54,017		J. Sainsbury plc	295,239
64,599		Lion Nathan Ltd	362,287
326,000		Nichirei Corp	1,240,482
525,000		Nisshin Oillio Group Ltd	2,945,026
196,000		People's Food Holdings Ltd	143,794
31,985		Scottish & Newcastle plc	278,321
16,297		Tate & Lyle plc	163,674

		TOTAL FOOD AND KINDRED PRODUCTS	11,219,362

FOOD STORES - 2.42%
1,169		Axfood AB	28,631
1,305		Casino Guichard-Perrachon S.A.	109,988
126	*	Casino Guichard-Perrachon S.A. Wts 12/15/05	7
1,458,287		Tesco plc	8,721,400

		TOTAL FOOD STORES	8,860,026

FURNITURE AND HOMEFURNISHINGS STORES - 0.23%
61,800		Hitachi Maxell Ltd	831,434

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	831,434

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES		VALUE

GENERAL BUILDING CONTRACTORS - 1.74%
11,879	Amec plc	$71,605
17,950	Bilfinger Berger AG.	895,123
7,926	Bouygues S.A.	315,005
4,458,000	Shanghai Forte Land Co	1,328,938
14,910	Skanska AB (B Shs)	180,998
91,000	Sumitomo Realty & Development Co Ltd	1,100,916
7,344	Taylor Woodrow plc	42,464
72,874	Titan Cement Co S.A.	2,422,699

	TOTAL GENERAL BUILDING CONTRACTORS	6,357,748

GENERAL MERCHANDISE STORES - 0.02%
2,366	Kesko Oyj (B Shs)	60,946

	TOTAL GENERAL MERCHANDISE STORES	60,946

HEALTH SERVICES - 0.08%
3,004	*	Capio AB	45,637
1,062		Coloplast a/s (B Shs)	55,396
1,127	*	Elekta AB	40,803
6,411		Getinge AB (B Shs)	96,030
3,792		Intertek Group plc	55,424

		TOTAL HEALTH SERVICES	293,290

HEAVY CONSTRUCTION, EXCEPT BUILDING - 1.95%
16,685		Balfour Beatty plc	98,525
48,600		Vinci S.A.	7,023,724

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	7,122,249

HOLDING AND OTHER INVESTMENT OFFICES - 4.47%
1,621		Castellum AB	53,165
4,836		Great Portland Estates plc	29,950
22,000		Housing Development Finance Corp	366,087
25,605		iShares MSCI EAFE Index Fund	4,067,866
7,600		Land Securities Group plc	185,687
10,104		London Stock Exchange plc	86,632
24,434		Macquarie Infrastructure Group	68,043
27,373		Nobel Biocare Holding AG.	5,781,654
1,059,000		Orient Corp	3,752,440
4,936		Schroders plc	65,942
212,000		Sumitomo Corp	1,821,504
3,274		Wihlborgs Fastigheter AB	76,002

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	16,354,972

HOTELS AND OTHER LODGING PLACES - 2.15%
160,785		Accor S.A.	7,890,488

		TOTAL HOTELS AND OTHER LODGING PLACES	7,890,488

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.10%
10,104		Aggreko plc	34,367
3,326		Alfa Laval AB	54,779
7,705		Atlas Copco AB (B Shs)	338,582
23,098		FKI plc	46,374

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

1,618,055		Futuris Corp Ltd	$2,603,425
1,084		Hoganas AB (B Shs)	31,243
145,000		Komatsu Ltd	1,092,651
16,978		Meggitt plc	84,455
3,000		Nidec Corp	374,439
210,000		NSK Ltd	1,083,770
91,986		Rheinmetall AG.	4,901,533
964,700		Rolls-Royce Group plc (B Shs)	1,868
8,886		Sandvik AB	370,923
3,844		Scania AB	164,278
3,731		SKF AB (B Shs)	175,076

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	11,357,763

INSTRUMENTS AND RELATED PRODUCTS - 1.62%
7,030		Gambro AB (A Shs)	96,319
3,735		Gambro AB (B Shs)	50,909
14,118		IMI plc	109,510
225,879	*	Invensys plc	66,157
365		Nobel Biocare Holding AG. (Stockholm)	76,854
37,383		Smith & Nephew plc	351,428
39,248		Synthes, Inc	4,379,549
21,600		Tokyo Seimitsu Co Ltd	753,254
1,078	*	William Demant Holding	53,973

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	5,937,953

INSURANCE CARRIERS - 4.97%
297,000		Aioi Insurance Co Ltd	1,604,955
241,175		AMP Ltd	1,320,851
20,152		Aviva plc	241,803
236,000	*	China Life Insurance Co Ltd (H Shs)	157,346
1,382		CNP Assurances	98,158
4,292		Corporacion Mapfre S.A.	66,268
78,993		Friends Provident plc	264,572
145,126		Insurance Australia Group Ltd	711,743
111,427		Legal & General Group plc	238,450
9,579		Liberty International plc	174,398
136,000		Nipponkoa Insurance Co Ltd	934,555
76,000		Nissay Dowa General Insurance Co Ltd	400,748
208,488		Promina Group Ltd	796,703
29,683		Prudential plc	283,810
114,759		Royal & Sun Alliance Insurance Group plc	170,226
6,364		Schindler Holding AG. (Pt Cert)	2,365,343
37,820		Skandia Forsakrings AB	192,773
9,387		Storebrand ASA	85,480
842	*	Topdanmark a/s	62,869
45,614		Zurich Financial Services AG.	8,032,871

		TOTAL INSURANCE CARRIERS	18,203,922

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.08%
8,310		Veolia Environnement	295,490

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	295,490

LUMBER AND WOOD PRODUCTS - 0.02%
1,936		Holmen AB (B Shs)	61,160

		TOTAL LUMBER AND WOOD PRODUCTS	61,160

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

METAL MINING - 1.02%
8,764		Johnson Matthey plc	$163,783
118,866		Newcrest Mining Ltd	1,600,829
16,240		Rio Tinto Ltd	567,069
211,243		WMC Resources Ltd	1,302,354
40,198	*	Zinifex Ltd	92,353

		TOTAL METAL MINING	3,726,388

MISCELLANEOUS RETAIL - 0.46%
75,285	*	Cookson Group plc	56,903
844,557		Pacific Brands Ltd	1,639,801

		TOTAL MISCELLANEOUS RETAIL	1,696,704

MOTION PICTURES - 0.10%
9,000	*	Premiere AG.	373,714

		TOTAL MOTION PICTURES	373,714

NONDEPOSITORY INSTITUTIONS - 1.44%
13,027		Cattles plc	83,201
2,251		D Carnegie AB	25,728
8,363		Deutsche Postbank AG.	385,849
103,665		Hypo Real Estate Holding	4,331,512
19,210		ICAP plc	99,641
99,000		Industrial Development Bank of India Ltd	206,661
10,126		Provident Financial plc	135,469

		TOTAL NONDEPOSITORY INSTITUTIONS	5,268,061

OIL AND GAS EXTRACTION - 1.37%
1,266		IHC Caland NV	80,622
6,492	*	Lundin Petroleum AB	50,235
659		OMV AG.	209,921
191,762		Origin Energy Ltd	1,057,646
632,000		PetroChina Co Ltd (Class H)	393,007
29,252		Shell Transport & Trading Co plc	262,554
21,742		Statoil ASA	371,870
765		Technip S.A.	128,256
10,550		Total S.A.	2,474,891

		TOTAL OIL AND GAS EXTRACTION	5,029,002

PAPER AND ALLIED PRODUCTS - 0.54%
2,116		Billerud AB	31,245
17,946		Bunzl plc	175,318
203,000		Carter Holt Harvey Ltd	285,116
7,275		De La Rue plc	52,513
93,000		NGK Insulators Ltd	926,000
21,838		Rexam plc	195,906
7,875		Svenska Cellulosa AB (B Shs)	297,974

		TOTAL PAPER AND ALLIED PRODUCTS	1,964,072

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

PERSONAL SERVICES - 0.02%
8,044		Davis Service Group plc	$66,424

		TOTAL PERSONAL SERVICES	66,424

PETROLEUM AND COAL PRODUCTS - 5.23%
197,172		BHP Billiton Ltd	2,725,576
208,069		BP plc	2,156,520
227,248		ENI S.p.A.	5,915,717
4,240		Hellenic Petroleum S.A.	42,541
272,000		Nippon Oil Corp	1,935,228
2,752		Norsk Hydro ASA	227,939
715	*	Petroleum Geo-Services ASA	47,275
81,741		Repsol YPF S.A.	2,169,312
65,611		Royal Dutch Petroleum Co	3,932,714

		TOTAL PETROLEUM AND COAL PRODUCTS	19,152,822

PRIMARY METAL INDUSTRIES - 1.22%
158,519	*	Corus Group plc	161,750
124,000		NEOMAX Co Ltd	2,933,059
482,000		Nippon Steel Corp	1,221,223
3,395		Ssab Svenskt Stal AB (Series A)	84,595
3,091		Trelleborg AB (B Shs)	53,761

		TOTAL PRIMARY METAL INDUSTRIES	4,454,388

PRINTING AND PUBLISHING - 2.28%
6,281		Eniro AB	74,464
208,958		Reed Elsevier NV	3,158,385
429,526		Reed Elsevier plc	4,451,800
234,936		Singapore Press Holdings Ltd	649,553

		TOTAL PRINTING AND PUBLISHING	8,334,202

RAILROAD TRANSPORTATION - 0.30%
137,934		Brambles Industries Ltd	848,256
28,928		Brambles Industries plc	165,627
15,940		Firstgroup plc	103,387

		TOTAL RAILROAD TRANSPORTATION	1,117,270

REAL ESTATE - 0.90%
20,571		British Land Co plc	312,522
20	*	City Developments Ltd Wts 05/10/06	49
1,031		Gecina S.A.	118,049
10,986		Hammerson plc	172,612
919		Klepierre	82,830
16,638		Slough Estates plc	153,266
184,000		Tokyo Tatemono Co Ltd	1,248,915
97,469		Westfield Group	1,220,680

		TOTAL REAL ESTATE	3,308,923

SECURITY AND COMMODITY BROKERS - 0.38%
24,369		3i Group plc	309,210
28,970		Amvescap plc	182,700
4,868		Close Brothers Group plc	71,289
3,895		Euronext NV	138,956

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

11,091		Man Group plc	$287,956
26,500	*	Matsui Securities Co Ltd	353,796
2,983	*	OMX AB	35,365

		TOTAL SECURITY AND COMMODITY BROKERS	1,379,272

STONE, CLAY, AND GLASS PRODUCTS - 3.89%
19,848		BPB plc	186,211
29,268		Hanson plc	276,800
187,865		Holcim Ltd (Regd)	11,592,810
2,500		Hoya Corp	275,804
182,000		Nippon Sheet Glass Co Ltd	772,513
40,873		Pilkington plc	91,522
403,000		Sumitomo Osaka Cement Co Ltd	1,058,742

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	14,254,402

TRANSPORTATION BY AIR - 0.35%
13,471		BAA plc	148,529
21,504	*	British Airways plc	107,274
4,000	*	Jet Airways India Ltd	111,082
13,794		SABMiller plc	215,949
87,500		Swire Pacific Ltd (A Shs)	692,766

		TOTAL TRANSPORTATION BY AIR	1,275,600

TRANSPORTATION EQUIPMENT - 4.65%
9,147		BAE Systems plc	44,852
17,919		BBA Group plc	102,172
4,437		Cobham plc	117,127
1,231,798	*	Fiat S.p.A.	8,981,083
79,000		Keppel Corp Ltd	522,100
226,000		Mazda Motor Corp	773,336
19,294		Rolls-Royce Group plc	88,957
7,058		Smiths Group plc	113,563
30,686		Tomkins plc	153,223
21,700		Toyota Industries Corp	612,696
132,700		Toyota Motor Corp	4,950,196
12,885		Volvo AB (B Shs)	571,695

		TOTAL TRANSPORTATION EQUIPMENT	17,031,000

TRANSPORTATION SERVICES - 0.07%
7,750		Arriva plc	76,883
5,515		National Express Group plc	94,051
564		Ship Finance International Ltd	11,449
31,616		Stagecoach Group plc	66,014

		TOTAL TRANSPORTATION SERVICES	248,397

TRUCKING AND WAREHOUSING - 0.34%
64,000		Seino Transportation Co Ltd	629,469
100,000		Sumitomo Warehouse Co Ltd	603,029

		TOTAL TRUCKING AND WAREHOUSING	1,232,498

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

WATER TRANSPORTATION - 0.17%
12,758		Associated British Ports Holdings plc	$115,837
164,000		China Shipping Container Lines Co Ltd (Class H)	79,904
11,845		Exel plc	189,802
1,613		Frontline Ltd	77,401
29,296		Peninsular & Oriental Steam Navigation Co	160,260

		TOTAL WATER TRANSPORTATION	623,204

WHOLESALE TRADE-DURABLE GOODS - 0.83%
24,600		Kuroda Electric Co Ltd	577,281
7,524		SSL International plc	43,043
80,600		Terumo Corp	2,433,976

		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,054,300

WHOLESALE TRADE-NONDURABLE GOODS - 4.58%
9,896		Alliance Unichem plc	144,640
549,622		Clariant AG.	9,522,354
2,801		H. Lundbeck a/s	68,166
9,170		Imperial Tobacco Group plc	240,681
219,883		Inditex S.A.	6,592,735
1,178		Oriflame Cosmetics S.A. (SDR)	24,670
13,250		Swedish Match AB	162,728

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	16,755,974

		TOTAL COMMON STOCKS	364,033,152
		(Cost $333,876,460)

		TOTAL PORTFOLIO - 99.48%	364,157,899
		(Cost $333,996,523)

		OTHER ASSETS AND LIABILITIES, NET - 0.52%	1,910,304

		NET ASSETS - 100.00%	$366,068,203

	*	Non-income producing
	v	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories
		together in the Statement of Investments. Note that the Funds use more specific industry
		categories in following their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - Growth Equity Fund

TIAA-CREF MUTUAL FUNDS
GROWTH EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2005

SHARES			VALUE

COMMON STOCKS - 100.12%

APPAREL AND OTHER TEXTILE PRODUCTS - 0.68%
93,225		Polo Ralph Lauren Corp	$3,617,130

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	3,617,130

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.71%
65,308		Lowe's Cos	3,728,434

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	3,728,434

BUSINESS SERVICES - 10.18%
78,716		Adobe Systems, Inc	5,287,354
172,199		Automatic Data Processing, Inc	7,740,345
81,472	*	Electronic Arts, Inc	4,218,620
23,309		Equifax, Inc	715,353
33,494	*	Google, Inc (Class A)	6,046,002
192	*	IAC/InterActiveCorp Wts 02/04/09	4,011
122,925	*	McAfee, Inc	2,773,188
49,135	*	Mercury Interactive Corp	2,328,016
384,859		Microsoft Corp	9,302,042
172,315	*	Oracle Corp	2,150,491
128,001		SAP AG. (Spon ADR)	5,130,280
603	*	SoftBrands, Inc	1,071
35,307		Waste Management, Inc	1,018,607
208,319	*	Yahoo!, Inc	7,062,014

		TOTAL BUSINESS SERVICES	53,777,394

CHEMICALS AND ALLIED PRODUCTS - 16.92%
5,897		Abbott Laboratories	274,918
87,941	*	Amgen, Inc	5,119,046
15,789		Colgate-Palmolive Co	823,712
49,864	*	Forest Laboratories, Inc	1,842,475
87,503	*	Genentech, Inc	4,953,545
126,017	*	Gilead Sciences, Inc	4,511,409
266,830		Gillette Co	13,469,578
53,159	*	IVAX Corp	1,050,953
110,979		Lilly (Eli) & Co	5,782,006
58,815		Merck & Co, Inc	1,903,842
43,612		Monsanto Co	2,812,974
501,683		Pfizer, Inc	13,179,212
294,169		Procter & Gamble Co	15,590,957
443,212		Schering-Plough Corp	8,044,298
110,430	*	Sepracor, Inc	6,339,786
119,270		Teva Pharmaceutical Industries Ltd (Spon ADR)	3,697,370

		TOTAL CHEMICALS AND ALLIED PRODUCTS	89,396,081

TIAA-CREF MUTUAL FUNDS - Growth Equity Fund

SHARES			VALUE

COMMUNICATIONS - 1.22%
3,400	bv*	Advanced Radio Telecom Corp	$1
400	bv*	Convergent Communications, Inc	-
15,300	v*	Global Telesystems, Inc	18
5,115	*	Level 3 Communications, Inc	10,537
37,783	*	Nextel Communications, Inc (Class A)	1,073,793
236,433		Sprint Corp	5,378,851
1,500	bv*	Teligent, Inc (Class A)	2
800	b*	U.S. Wireless Corp	-
62	v*	Vast Solutions, Inc (Class B1)	-
62	v*	Vast Solutions, Inc (Class B2)	-
62	v*	Vast Solutions, Inc (Class B3)	-
644	b*	Viatel, Inc	16

		TOTAL COMMUNICATIONS	6,463,218

DEPOSITORY INSTITUTIONS - 0.07%
8,865		Fifth Third Bancorp	381,018

		TOTAL DEPOSITORY INSTITUTIONS	381,018

EATING AND DRINKING PLACES - 0.44%
64,007	*	Brinker International, Inc	2,318,333

		TOTAL EATING AND DRINKING PLACES	2,318,333

EDUCATIONAL SERVICES - 1.07%
164,907	*	Career Education Corp	5,649,714

		TOTAL EDUCATIONAL SERVICES	5,649,714

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 10.65%
8,641		General Electric Co	311,595
15,096		Harman International Industries, Inc	1,335,392
446,789		Intel Corp	10,378,909
77,811	*	Marvell Technology Group Ltd	2,983,274
69,269		Maxim Integrated Products, Inc	2,831,024
35,118		Maytag Corp	490,598
527,867		Motorola, Inc	7,902,169
318,946		National Semiconductor Corp	6,573,477
133,881	*	Novellus Systems, Inc	3,578,639
346,129		Qualcomm, Inc	12,685,628
253,755		Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	2,151,842
173,391		Xilinx, Inc	5,068,219

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	56,290,766

ENGINEERING AND MANAGEMENT SERVICES - 1.23%
107,745	*	Accenture Ltd (Class A)	2,602,042
90,328		Halliburton Co	3,906,686

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,508,728

FABRICATED METAL PRODUCTS - 0.64%
37,686		Illinois Tool Works, Inc	3,374,028

		TOTAL FABRICATED METAL PRODUCTS	3,374,028

TIAA-CREF MUTUAL FUNDS - Growth Equity Fund

SHARES			VALUE

FOOD AND KINDRED PRODUCTS - 3.98%
19,924		Anheuser-Busch Cos, Inc	$944,198
35,742		Campbell Soup Co	1,037,233
71,395		Coca-Cola Co	2,975,030
78,629	*	Constellation Brands, Inc (Class A)	4,157,115
225,085		PepsiCo, Inc	11,936,258

		TOTAL FOOD AND KINDRED PRODUCTS	21,049,834

FURNITURE AND FIXTURES - 0.07%
6,279		Hillenbrand Industries, Inc	348,296

		TOTAL FURNITURE AND FIXTURES	348,296

FURNITURE AND HOMEFURNISHINGS STORES - 1.41%
203,781	*	Bed Bath & Beyond, Inc	7,446,158

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	7,446,158

GENERAL MERCHANDISE STORES - 4.53%
162,756	*	Kohl's Corp	8,403,092
190,700		Target Corp	9,538,814
119,218		Wal-Mart Stores, Inc	5,974,014

		TOTAL GENERAL MERCHANDISE STORES	23,915,920

HEALTH SERVICES - 2.81%
83,316	*	Express Scripts, Inc	7,264,322
192,238		Health Management Associates, Inc (Class A)	5,032,791
51,831	*	Medco Health Solutions, Inc	2,569,262

		TOTAL HEALTH SERVICES	14,866,375

HOTELS AND OTHER LODGING PLACES - 1.88%
24,418	*	Las Vegas Sands Corp	1,098,810
147,609		Starwood Hotels & Resorts Worldwide, Inc	8,860,968

		TOTAL HOTELS AND OTHER LODGING PLACES	9,959,778

INDUSTRIAL MACHINERY AND EQUIPMENT - 12.88%
159,121		3M Co	13,635,078
44,722	*	Apple Computer, Inc	1,863,566
341,865		Applied Materials, Inc	5,555,306
97,887		Baker Hughes, Inc	4,354,993
4,299		Caterpillar, Inc	393,101
1,119,858	*	Cisco Systems, Inc	20,034,260
7,405	*	Cooper Cameron Corp	423,640
396,563	*	Dell, Inc	15,235,950
46,625		Eaton Corp	3,049,275
75,123	*	EMC Corp	925,515
92,782	*	Network Appliance, Inc	2,566,350

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	68,037,034

INSTRUMENTS AND RELATED PRODUCTS - 6.29%
56,096		Biomet, Inc	2,036,285
62,776		Guidant Corp	4,639,146
201,231		Medtronic, Inc	10,252,720

TIAA-CREF MUTUAL FUNDS - Growth Equity Fund

SHARES			VALUE

260,946	*	St. Jude Medical, Inc	$9,394,056
88,983	*	Zimmer Holdings, Inc	6,923,767

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	33,245,974

INSURANCE AGENTS, BROKERS AND SERVICE - 0.69%
119,502		Marsh & McLennan Cos, Inc	3,635,251

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,635,251

INSURANCE CARRIERS - 2.59%
61,564		Aetna, Inc	4,614,222
83,285		American International Group, Inc	4,614,822
48,590		Progressive Corp	4,458,618

		TOTAL INSURANCE CARRIERS	13,687,662

MISCELLANEOUS RETAIL - 1.93%
143,376	*	eBay, Inc	5,342,190
153,853		Staples, Inc	4,835,600

		TOTAL MISCELLANEOUS RETAIL	10,177,790

MOTION PICTURES - 2.80%
79,694	*	DreamWorks Animation SKG, Inc (Class A)	3,244,343
411,996		News Corp (Class A)	6,970,972
260,089	*	Time Warner, Inc	4,564,562

		TOTAL MOTION PICTURES	14,779,877

NONDEPOSITORY INSTITUTIONS - 4.13%
204,978		American Express Co	10,529,720
80,102		Fannie Mae	4,361,554
16,376		Freddie Mac	1,034,963
240,608		MBNA Corp	5,906,926

		TOTAL NONDEPOSITORY INSTITUTIONS	21,833,163

OIL AND GAS EXTRACTION - 0.43%
14,626		Pogo Producing Co	720,184
40,095		Tidewater, Inc	1,558,092

		TOTAL OIL AND GAS EXTRACTION	2,278,276

PETROLEUM AND COAL PRODUCTS - 0.15%
12,929		ExxonMobil Corp	770,568

		TOTAL PETROLEUM AND COAL PRODUCTS	770,568

SECURITY AND COMMODITY BROKERS - 1.54%
48,106		Goldman Sachs Group, Inc	5,291,179
50,041		Morgan Stanley	2,864,847

		TOTAL SECURITY AND COMMODITY BROKERS	8,156,026

TIAA-CREF MUTUAL FUNDS - Growth Equity Fund

SHARES			VALUE

TRANSPORTATION BY AIR - 0.45%
166,399		Southwest Airlines Co	$2,369,522

		TOTAL TRANSPORTATION BY AIR	2,369,522

TRANSPORTATION EQUIPMENT - 1.73%
18,306		General Dynamics Corp	1,959,657
700	v*	Mascotech (Escrow)	-
49,779		Northrop Grumman Corp	2,687,070
44,019		United Technologies Corp	4,474,972

		TOTAL TRANSPORTATION EQUIPMENT	9,121,699

TRUCKING AND WAREHOUSING - 0.46%
33,351		United Parcel Service, Inc (Class B)	2,425,952

		TOTAL TRUCKING AND WAREHOUSING	2,425,952

WATER TRANSPORTATION - 1.48%
74,637		Carnival Corp	3,866,943
89,055		Royal Caribbean Cruises Ltd	3,979,868

		TOTAL WATER TRANSPORTATION	7,846,811

WHOLESALE TRADE-DURABLE GOODS - 3.95%
310,812		Johnson & Johnson	20,874,134

		TOTAL WHOLESALE TRADE-DURABLE GOODS	20,874,134

WHOLESALE TRADE-NONDURABLE GOODS - 0.13%
19,015		Sysco Corp	680,737

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	680,737

		TOTAL COMMON STOCKS	529,011,681
		(Cost $525,594,611)

		TOTAL PORTFOLIO - 100.12%	529,011,681
		(Cost $525,594,611)

		OTHER ASSETS AND LIABILITIES, NET - (0.12%)	(622,464)

		NET ASSETS - 100.00%	$528,389,217

	*	Non-income producing
	b	In bankruptcy
	v	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories
		together in the Statement of Investments. Note that the Funds use more specific industry
		categories in following their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

TIAA-CREF MUTUAL FUNDS
GROWTH & INCOME FUND
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2005

SHARES			VALUE

COMMON STOCKS - 99.67%

APPAREL AND ACCESSORY STORES - 0.86%
80,900		Gap, Inc	$1,766,856
67,800	*	Payless Shoesource, Inc	1,070,562
62,000		TJX Cos, Inc	1,527,060

		TOTAL APPAREL AND ACCESSORY STORES	4,364,478

APPAREL AND OTHER TEXTILE PRODUCTS - 0.11%
9,400		VF Corp	555,916

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	555,916

AUTO REPAIR, SERVICES AND PARKING - 0.00%
110	*	PHH Corp	2,406

		TOTAL AUTO REPAIR, SERVICES AND PARKING	2,406

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.85%
110,298		Home Depot, Inc	4,217,796
5,400		Louisiana-Pacific Corp	135,756
147		Lowe's Cos	8,392

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	4,361,944

BUSINESS SERVICES - 7.03%
41,627		Acxiom Corp	871,253
100		Adobe Systems, Inc	6,717
15,600	*	Alliance Data Systems Corp	630,240
12,953	*	Aspect Communications Corp	134,841
2,863		Automatic Data Processing, Inc	128,692
102	*	BEA Systems, Inc	813
41,000	*	BMC Software, Inc	615,000
1,400	*	Cadence Design Systems, Inc	20,930
88,800		Cendant Corp	1,823,952
19,100		Computer Associates International, Inc	517,610
41,172	*	Computer Sciences Corp	1,887,736
176	*	CSG Systems International, Inc	2,867
43,700		Deluxe Corp	1,741,882
139,987	*	Earthlink, Inc	1,259,883
110		Electronic Data Systems Corp	2,274
38,900		First Data Corp	1,529,159
3,352	*	Fiserv, Inc	133,409
4,586	*	Intrado, Inc	56,408
20,973	*	Ipass, Inc	128,355
476,000		Microsoft Corp	11,504,920
3	*	Napster, Inc	20
15	*	Novell, Inc	89
165,900	*	Oracle Corp	2,070,432
1	*	PalmSource, Inc	9
79,513	*	Parametric Technology Corp	444,478

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES			VALUE

27,750	*	Pixar	$2,707,012
540	*	Progress Software Corp	14,159
38,927	*	Rent-A-Center, Inc	1,063,096
136		SAP AG. (Spon ADR)	5,451
541,740	*	Sun Microsystems, Inc	2,188,630
19,400	*	SunGard Data Systems, Inc	669,300
35,348	*	Symantec Corp	753,973
3,046	*	TeleTech Holdings, Inc	39,354
5,300		Total System Services, Inc	132,447
122,200	*	Unisys Corp	862,732
20,356	*	Veritas Software Corp	472,666
23,447		Waste Management, Inc	676,446
22,633	*	Yahoo!, Inc	767,259

		TOTAL BUSINESS SERVICES	35,864,494

CHEMICALS AND ALLIED PRODUCTS - 8.61%
41,466		Abbott Laboratories	1,933,145
110		Air Products & Chemicals, Inc	6,962
1,480		Allergan, Inc	102,816
50,400		Alpharma, Inc (Class A)	620,928
90,107	*	Amgen, Inc	5,245,128
1,400	*	Barr Pharmaceuticals, Inc	68,362
4,110	*	Biogen Idec, Inc	141,836
60,985		Bristol-Myers Squibb Co	1,552,678
100	*	Cephalon, Inc	4,683
37,100		Clorox Co	2,336,929
140		Colgate-Palmolive Co	7,304
17,588	*	Connetics Corp	444,801
39,871	*	Forest Laboratories, Inc	1,473,233
9,197	*	Gilead Sciences, Inc	329,253
46,600		Gillette Co	2,352,368
38,067		H.B. Fuller Co	1,103,943
12,600	*	Hospira, Inc	406,602
3,409	*	ImClone Systems, Inc	117,610
1,922	*	Invitrogen Corp	133,002
134	*	Kos Pharmaceuticals, Inc	5,585
5,862		Lilly (Eli) & Co	305,410
6,800		MacDermid, Inc	221,000
164,051		Merck & Co, Inc	5,310,331
8,000		Monsanto Co	516,000
375,700		Pfizer, Inc	9,869,639
17,500		PPG Industries, Inc	1,251,600
136,400		Procter & Gamble Co	7,229,200
139		Schering-Plough Corp	2,523
8,300	*	Scotts Miracle-Gro Co (Class A)	582,909
100		Sigma-Aldrich Corp	6,125
6,000		Wyeth	253,080

		TOTAL CHEMICALS AND ALLIED PRODUCTS	43,934,985

COMMUNICATIONS - 4.27%
8,600		Alltel Corp	471,710
146,406		AT&T Corp	2,745,113
21,100	*	Avaya, Inc	246,448
110		BellSouth Corp	2,892
100		CenturyTel, Inc	3,284
8,300	*	Cincinnati Bell, Inc	35,275
66,895	*	Comcast Corp (Class A)	2,259,713
136		EchoStar Communications Corp (Class A)	3,978
52,139	*	Nextel Communications, Inc (Class A)	1,481,790
57,602	*	Premiere Global Services, Inc	652,055
133,952		SBC Communications, Inc	3,173,323

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES			VALUE

113,149		Sprint Corp	$2,574,140
132,248		Verizon Communications, Inc	4,694,804
99,403		Viacom, Inc (Class B)	3,462,206

		TOTAL COMMUNICATIONS	21,806,731

DEPOSITORY INSTITUTIONS - 9.62%
254,782		Bank of America Corp	11,235,886
28,022		Bank of New York Co, Inc	814,039
297,365		Citigroup, Inc	13,363,583
9,761		Fifth Third Bancorp	419,528
182,481		JPMorgan Chase & Co	6,313,843
107		Mellon Financial Corp	3,054
9,691		National City Corp	324,649
67,033		North Fork Bancorp, Inc	1,859,495
5,703		PNC Financial Services Group, Inc	293,590
12,800		SunTrust Banks, Inc	922,496
96,893		U.S. Bancorp	2,792,456
79,100		Wachovia Corp	4,026,981
112,134		Wells Fargo & Co	6,705,613

		TOTAL DEPOSITORY INSTITUTIONS	49,075,213

EATING AND DRINKING PLACES - 0.54%
129	*	Brinker International, Inc	4,672
2,900	*	CKE Restaurants, Inc	45,965
30,900		Darden Restaurants, Inc	948,012
55,604		McDonald's Corp	1,731,509
209	*	The Cheesecake Factory, Inc	7,409

		TOTAL EATING AND DRINKING PLACES	2,737,567

EDUCATIONAL SERVICES - 0.07%
10,475	*	Career Education Corp	358,873

		TOTAL EDUCATIONAL SERVICES	358,873

ELECTRIC, GAS, AND SANITARY SERVICES - 2.34%
3,000		Ameren Corp	147,030
29,012		American Electric Power Co, Inc	988,149
2,800		Centerpoint Energy, Inc	33,684
4,975		Consolidated Edison, Inc	209,845
28,165		Dominion Resources, Inc	2,096,321
13,900		DTE Energy Co	632,172
5,699		Duke Energy Corp	159,629
30,534		Exelon Corp	1,401,205
50,268		FirstEnergy Corp	2,108,743
3,748		FPL Group, Inc	150,482
1		National Grid Group plc (Spon ADR)	47
13,600		Progress Energy, Inc	570,520
500	v*	Progress Energy, Inc (Cvo)	5
11,574		Public Service Enterprise Group, Inc	629,510
27,200		Republic Services, Inc	910,656
59,743		Southern Co	1,901,620
137		TXU Corp	10,909

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	11,950,527

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.80%
206	*	Altera Corp	$4,075
19,554	*	AMIS Holdings, Inc	220,765
1,840	*	Atheros Communications, Inc	18,897
142	*	Comverse Technology, Inc	3,581
43,564		Emerson Electric Co	2,828,611
101	*	Freescale Semiconductor, Inc (Class B)	1,742
508,600		General Electric Co	18,340,116
412,522		Intel Corp	9,582,886
1,689	*	Littelfuse, Inc	48,390
53,057	*	Marvell Technology Group Ltd	2,034,205
196		Maxim Integrated Products, Inc	8,011
16,500		Maytag Corp	230,505
9	*	MIPS Technologies, Inc	103
129		Molex, Inc	3,400
112,367		Motorola, Inc	1,682,134
3,300	*	Photronics, Inc	59,730
97,300	*	PMC-Sierra, Inc	856,240
36,288		Qualcomm, Inc	1,329,955
1,600		Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	13,568
69,253	*	Tellabs, Inc	505,547
80,269		Texas Instruments, Inc	2,046,057

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	39,818,518

ENGINEERING AND MANAGEMENT SERVICES - 0.23%
24,400		Halliburton Co	1,055,300
1,400	*	Hewitt Associates, Inc	37,240
1,700		Paychex, Inc	55,794

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,148,334

FABRICATED METAL PRODUCTS - 0.90%
36,148		Illinois Tool Works, Inc	3,236,331
3,600		Masco Corp	124,812
18,633		Silgan Holdings, Inc	1,210,772

		TOTAL FABRICATED METAL PRODUCTS	4,571,915

FOOD AND KINDRED PRODUCTS - 3.82%
58,523		Anheuser-Busch Cos, Inc	2,773,405
52,300		Archer Daniels Midland Co	1,285,534
14,400	*	Boston Beer Co, Inc (Class A)	315,360
56,107		Coca-Cola Co	2,337,979
21,100		Coca-Cola Enterprises, Inc	432,972
125		Conagra Foods, Inc	3,378
11,983		General Mills, Inc	588,964
106,400		Pepsi Bottling Group, Inc	2,963,240
25,800		PepsiAmericas Inc	584,628
123,712		PepsiCo, Inc	6,560,447
23,800		Pilgrim's Pride Corp	850,136
248		Sanderson Farms, Inc	10,716
45,300		Tyson Foods, Inc (Class A)	755,604
500		Wrigley (Wm.) Jr Co	32,785

		TOTAL FOOD AND KINDRED PRODUCTS	19,495,148

FOOD STORES - 0.45%
43,664		Albertson's, Inc	901,662
105	*	Kroger Co	1,683

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES			VALUE

73,378	*	Safeway, Inc	$1,359,694
7,200	b*	Winn-Dixie Stores, Inc	6,696

		TOTAL FOOD STORES	2,269,735

FORESTRY - 0.00%
121		Weyerhaeuser Co	8,289

		TOTAL FORESTRY	8,289

FURNITURE AND FIXTURES - 0.03%
3,600		HNI Corp	161,820

		TOTAL FURNITURE AND FIXTURES	161,820

FURNITURE AND HOMEFURNISHINGS STORES - 0.41%
36,000		Best Buy Co, Inc	1,944,360
7,700		Circuit City Stores, Inc (Circuit City Group)	123,585
2,100	*	Gamestop Corp (Class A)	46,536

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	2,114,481

GENERAL BUILDING CONTRACTORS - 0.34%
8	*	Cavco Industries, Inc	193
5,100		Lennar Corp (Class A)	289,068
1,800	*	NVR, Inc	1,413,000
1,200		Walter Industries, Inc	51,060

		TOTAL GENERAL BUILDING CONTRACTORS	1,753,321

GENERAL MERCHANDISE STORES - 2.17%
16,400	*	BJ's Wholesale Club, Inc	509,384
8,900		Dillard's, Inc (Class A)	239,410
19,800		Federated Department Stores, Inc	1,260,072
13,700		J.C. Penney Co, Inc	711,304
13,196		May Department Stores Co	488,516
156,409		Wal-Mart Stores, Inc	7,837,655

		TOTAL GENERAL MERCHANDISE STORES	11,046,341

HEALTH SERVICES - 0.24%
25,400	*	Kindred Healthcare, Inc	891,540
9,402	*	Magellan Health Services, Inc	320,138

		TOTAL HEALTH SERVICES	1,211,678

HOLDING AND OTHER INVESTMENT OFFICES - 0.81%
1,100	*	4Kids Entertainment, Inc	24,321
17,700		American Home Mortgage Investment Corp	506,928
10,200		Fremont General Corp	224,298
4,200		Host Marriott Corp	69,552
177		Simon Property Group, Inc	10,723
5,602		SPDR Trust Series 1	660,812
66,193		Washington Mutual, Inc	2,614,623

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,111,257

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES			VALUE

HOTELS AND OTHER LODGING PLACES - 0.30%
22,973		Marriott International, Inc (Class A)	$1,535,975

		TOTAL HOTELS AND OTHER LODGING PLACES	1,535,975

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.91%
36,489		3M Co	3,126,742
67,900	*	AGCO Corp	1,239,175
27,400		American Standard Cos, Inc	1,273,552
70,202	*	Apple Computer, Inc	2,925,317
8,895		Applied Materials, Inc	144,544
78,431		Baker Hughes, Inc	3,489,395
121		Caterpillar, Inc	11,064
333,824	*	Cisco Systems, Inc	5,972,111
22,500		Cummins, Inc	1,582,875
112		Deere & Co	7,519
159,131	*	Dell, Inc	6,113,813
60,900		Dover Corp	2,301,411
36,500	*	EMC Corp	449,680
77,371	*	Emulex Corp	1,457,670
3	*	FMC Technologies, Inc	100
90,338		Hewlett-Packard Co	1,982,016
103,445		International Business Machines Corp	9,452,804
7,800		Kennametal, Inc	370,422
16,866	*	Kulicke & Soffa Industries, Inc	106,087
187	*	Network Appliance, Inc	5,172
511		Nordson Corp	18,815
4	*	PalmOne, Inc	102
48	*	Riverstone Networks, Inc	51
62,400	*	Solectron Corp	216,528
70,800		Tyco International Ltd	2,393,040
36,200	*	Western Digital Corp	461,550
24,900	*	Xerox Corp	377,235

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	45,478,790

INSTRUMENTS AND RELATED PRODUCTS - 2.71%
55,200	*	Agilent Technologies, Inc	1,225,440
30,000		Applera Corp (Applied Biosystems Group)	592,200
55,600		Becton Dickinson & Co	3,248,152
48,825	*	Boston Scientific Corp	1,430,084
124		Eastman Kodak Co	4,036
700	*	Edwards Lifesciences Corp	30,254
15,228		Guidant Corp	1,125,349
136		KLA-Tencor Corp	6,257
67,858		Medtronic, Inc	3,457,365
6,900	*	Millipore Corp	299,460
47,200	*	Orbital Sciences Corp	456,896
15,951		Raytheon Co	617,304
106	*	St. Jude Medical, Inc	3,816
594	*	Techne Corp	23,867
51,800	*	Thermo Electron Corp	1,310,022

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	13,830,502

INSURANCE AGENTS, BROKERS AND SERVICE - 0.00%
1,000		AON Corp	22,840

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	22,840

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES			VALUE

INSURANCE CARRIERS - 7.53%
46,800		Aetna, Inc	$3,507,660
33,000		Aflac, Inc	1,229,580
126		Allstate Corp	6,812
8,500		American Financial Group, Inc	261,800
80,959		American International Group, Inc	4,485,938
600		AmerUs Group Co	28,350
32,900		Berkley (W.R.) Corp	1,631,840
44,074		Chubb Corp	3,493,746
993		Cigna Corp	88,675
29,300	*	CNA Financial Corp	822,158
30,000		Everest Re Group Ltd	2,553,300
100		HCC Insurance Holdings, Inc	3,616
24,100	*	Humana, Inc	769,754
24,346		Lincoln National Corp	1,098,978
22,800		Loews Corp	1,676,712
46,449		MetLife, Inc	1,816,156
724	*	Philadelphia Consolidated Holding Corp	56,132
84,700		Principal Financial Group	3,260,103
27,200		Protective Life Corp	1,068,960
50,700		Reinsurance Group of America, Inc	2,158,806
49,500		RenaissanceRe Holdings Ltd	2,311,650
189		Safeco Corp	9,206
27,920		St. Paul Travelers Cos, Inc	1,025,502
4,500		Transatlantic Holdings, Inc	297,990
41,200		UnitedHealth Group, Inc	3,929,656
6,783	*	WellPoint, Inc	850,249

		TOTAL INSURANCE CARRIERS	38,443,329

LEATHER AND LEATHER PRODUCTS - 0.00%
121	*	Coach, Inc	6,852

		TOTAL LEATHER AND LEATHER PRODUCTS	6,852

METAL MINING - 0.88%
12,000		Newmont Mining Corp	507,000
34,300		Phelps Dodge Corp	3,489,339
9,300		Southern Peru Copper Corp	515,778

		TOTAL METAL MINING	4,512,117

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.25%
61,700		Hasbro, Inc	1,261,765
105		Mattel, Inc	2,242

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,264,007

MISCELLANEOUS RETAIL - 1.76%
23,600	*	Barnes & Noble, Inc	813,964
29,686	*	eBay, Inc	1,106,100
52,800		Michaels Stores, Inc	1,916,640
11,279	*	Petco Animal Supplies, Inc	415,180
10,291	*	Sears Holdings Corp	1,370,453
48,608		Staples, Inc	1,527,749
10,000	*	Toys 'R' Us, Inc	257,600
35,024		Walgreen Co	1,555,766

		TOTAL MISCELLANEOUS RETAIL	8,963,452

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES			VALUE

MOTION PICTURES - 2.24%
54,078	*	Hollywood Entertainment Corp	$712,207
104,468		News Corp (Class A)	1,767,598
207,305	*	Time Warner, Inc	3,638,203
184,267		Walt Disney Co	5,293,991

		TOTAL MOTION PICTURES	11,411,999

NONDEPOSITORY INSTITUTIONS - 2.83%
96,500		American Express Co	4,957,205
18,900		Capital One Financial Corp	1,413,153
73,296		Countrywide Financial Corp	2,379,188
61,089		Fannie Mae	3,326,296
19,718		Freddie Mac	1,246,178
45,493		MBNA Corp	1,116,853

		TOTAL NONDEPOSITORY INSTITUTIONS	14,438,873

NONMETALLIC MINERALS, EXCEPT FUELS - 0.29%
26,400		Vulcan Materials Co	1,500,312

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,500,312

OIL AND GAS EXTRACTION - 1.19%
8,100		BJ Services Co	420,228
21,064		Burlington Resources, Inc	1,054,674
57,400		Devon Energy Corp	2,740,850
2,800	*	Forest Oil Corp	113,400
24,900		Marathon Oil Corp	1,168,308
9,100		Unocal Corp	561,379

		TOTAL OIL AND GAS EXTRACTION	6,058,839

PAPER AND ALLIED PRODUCTS - 0.77%
16,900		Greif, Inc (Class A)	1,177,592
134		International Paper Co	4,930
39,300		Kimberly-Clark Corp	2,583,189
7,000	*	Pactiv Corp	163,450
1,200		Wausau-Mosinee Paper Corp	16,968

		TOTAL PAPER AND ALLIED PRODUCTS	3,946,129

PERSONAL SERVICES - 0.01%
678		Cintas Corp	28,008

		TOTAL PERSONAL SERVICES	28,008

PETROLEUM AND COAL PRODUCTS - 6.35%
20,500		Amerada Hess Corp	1,972,305
89,044		ChevronTexaco Corp	5,192,156
25,014		ConocoPhillips	2,697,510
330,117		ExxonMobil Corp	19,674,973
9,900		Premcor, Inc	590,832
9,900		Sunoco, Inc	1,024,848

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES			VALUE

9,000	*	Tesoro Corp	$333,180
12,300		Valero Energy Corp	901,221

		TOTAL PETROLEUM AND COAL PRODUCTS	32,387,025

PRIMARY METAL INDUSTRIES - 0.32%
141	*	Andrew Corp	1,651
47,200	*	CommScope, Inc	706,112
6,600	*	International Steel Group, Inc	260,700
200		Texas Industries, Inc	10,750
12,900		United States Steel Corp	655,965

		TOTAL PRIMARY METAL INDUSTRIES	1,635,178

PRINTING AND PUBLISHING - 0.43%
68,300		American Greetings Corp (Class A)	1,740,284
109		Gannett Co, Inc	8,619
2		Tribune Co	80
12,300		Wiley (John) & Sons, Inc (Class A)	433,575

		TOTAL PRINTING AND PUBLISHING	2,182,558

RAILROAD TRANSPORTATION - 0.51%
4,161		Burlington Northern Santa Fe Corp	224,403
35,665		CSX Corp	1,485,447
24,000		Norfolk Southern Corp	889,200
360		Union Pacific Corp	25,092

		TOTAL RAILROAD TRANSPORTATION	2,624,142

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.01%
1,700		Tupperware Corp	34,612

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	34,612

SECURITY AND COMMODITY BROKERS - 1.18%
11,900		Blackrock, Inc	891,667
14,300		Franklin Resources, Inc	981,695
3,400		Goldman Sachs Group, Inc	373,966
10,159	*	Instinet Group, Inc	59,735
13,200		Legg Mason, Inc	1,031,448
12,375		Lehman Brothers Holdings, Inc	1,165,230
9,000		Merrill Lynch & Co, Inc	509,400
16,279		Morgan Stanley	931,973
2,400		Nuveen Investments, Inc	82,368

		TOTAL SECURITY AND COMMODITY BROKERS	6,027,482

SPECIAL TRADE CONTRACTORS - 0.20%
21,300	*	EMCOR Group, Inc	997,266

		TOTAL SPECIAL TRADE CONTRACTORS	997,266

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES			VALUE

STONE, CLAY, AND GLASS PRODUCTS - 0.19%
87,500	*	Corning, Inc	$973,875

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	973,875

TOBACCO PRODUCTS - 1.08%
75,700		Altria Group, Inc	4,950,023
11,053		UST, Inc	571,440

		TOTAL TOBACCO PRODUCTS	5,521,463

TRANSPORTATION BY AIR - 1.37%
33,100	*	Alaska Air Group, Inc	974,464
2,565	*	AMR Corp	27,445
61,700	*	Continental Airlines, Inc (Class B)	742,868
110,600	*	ExpressJet Holdings, Inc	1,261,946
36,300		FedEx Corp	3,410,385
140	*	Northwest Airlines Corp	937
29,134	*	Pinnacle Airlines Corp	309,403
17,300		Southwest Airlines Co	246,352

		TOTAL TRANSPORTATION BY AIR	6,973,800

TRANSPORTATION EQUIPMENT - 1.43%
3,100		American Axle & Manufacturing Holdings, Inc	75,950
26,314		Boeing Co	1,538,316
144,044		Ford Motor Co	1,632,019
27,114		Lockheed Martin Corp	1,655,581
26,600	*	TRW Automotive Holdings Corp	516,838
18,285		United Technologies Corp	1,858,853

		TOTAL TRANSPORTATION EQUIPMENT	7,277,557

TRANSPORTATION SERVICES - 0.12%
28,100		Sabre Holdings Corp	614,828

		TOTAL TRANSPORTATION SERVICES	614,828

TRUCKING AND WAREHOUSING - 0.65%
26,000		CNF, Inc	1,216,540
29,000		United Parcel Service, Inc (Class B)	2,109,460

		TOTAL TRUCKING AND WAREHOUSING	3,326,000

WATER TRANSPORTATION - 0.26%
18,500		Carnival Corp	958,485
5,900		Overseas Shipholding Group, Inc	371,169

		TOTAL WATER TRANSPORTATION	1,329,654

WHOLESALE TRADE-DURABLE GOODS - 2.75%
15,000	*	Ingram Micro, Inc (Class A)	250,050
185,283		Johnson & Johnson	12,443,606
21,500		W.W. Grainger, Inc	1,338,805

		TOTAL WHOLESALE TRADE-DURABLE GOODS	14,032,461

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES/PRINCIPAL			VALUE

WHOLESALE TRADE-NONDURABLE GOODS - 1.65%
48,570		AmerisourceBergen Corp	$2,782,575
8,118		Brown-Forman Corp (Class B)	444,461
49,700		Cardinal Health, Inc	2,773,260
3,000		Chiquita Brands International, Inc	80,340
7,500		DIMON, Inc	46,875
59,653		McKesson Corp	2,251,901
3,200	*	Smart & Final, Inc	38,912

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	8,418,324

		TOTAL COMMON STOCKS	508,522,220
		(Cost $513,679,837)

SHORT TERM-INVESTMENTS - 0.39%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.39%
$ 1,980,000		Federal Home Loan Bank (FHLB), 2.400%, 04/01/05	1,979,854

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	1,979,854

		TOTAL SHORT-TERM INVESTMENTS	1,979,854
		(Cost $1,980,000)

		TOTAL PORTFOLIO - 100.06%	510,502,074
		(Cost $515,659,837)

		OTHER ASSETS AND LIABILITIES, NET - (0.06%)	(280,857)

		NET ASSETS - 100.00%	$510,221,217

	*	Non-income producing
	b	In bankruptcy
	v	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories
		together in the Statement of Investments. Note that the Funds use more specific industry
		categories in following their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

TIAA-CREF MUTUAL FUNDS
EQUITY INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2005

SHARES			VALUE

PREFERRED STOCKS - 0.00%

HOLDING AND OTHER INVESTMENT OFFICES - 0.00%
349	*	Simon Property Group L.P.	$19,345

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	19,345

		TOTAL PREFERRED STOCKS	19,345
		(Cost $9,984)

COMMON STOCKS - 99.66%

AGRICULTURAL PRODUCTION-CROPS - 0.01%
200	*	Alico, Inc	10,540
1,045		Delta & Pine Land Co	28,215
144	*	John B. Sanfilippo & Son	3,540

		TOTAL AGRICULTURAL PRODUCTION-CROPS	42,295

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.00%
10		Seaboard Corp	10,730

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	10,730

AMUSEMENT AND RECREATION SERVICES - 0.21%
1,525	*	Alliance Gaming Corp	14,625
334	*	Argosy Gaming Co	15,337
450	*	Aztar Corp	12,852
8,388	*	Caesars Entertainment, Inc	165,998
273		Churchill Downs, Inc	10,808
299		Dover Downs Gaming & Entertainment, Inc	3,723
151		Dover Motorsport, Inc	763
568	*	Gaylord Entertainment Co	22,947
3,063		Harrah's Entertainment, Inc	197,808
879		International Speedway Corp (Class A)	47,686
543	*	Isle of Capri Casinos, Inc	14,411
432	*	Lakes Entertainment, Inc	7,776
1,100	*	Magna Entertainment Corp (Class A)	6,754
1,000	*	MTR Gaming Group, Inc	12,400
570	*	Multimedia Games, Inc	4,423
200	*	Nevada Gold & Casinos, Inc	2,560
1,802	*	Penn National Gaming, Inc	52,943
2,074	*	Six Flags, Inc	8,545
487		Speedway Motorsports, Inc	17,386
1,072		Station Casinos, Inc	72,414
700	*	Sunterra Corp	10,556
886	*	WMS Industries, Inc	24,950
325		World Wrestling Federation Entertainment, Inc	3,900

		TOTAL AMUSEMENT AND RECREATION SERVICES	731,565

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

APPAREL AND ACCESSORY STORES - 0.66%
2,454		Abercrombie & Fitch Co (Class A)	$140,467
1,561	*	Aeropostale, Inc	51,123
3,034		American Eagle Outfitters, Inc	89,655
1,968	*	AnnTaylor Stores Corp	50,361
247		Bebe Stores, Inc	8,386
100		Buckle, Inc	3,491
444		Burlington Coat Factory Warehouse Corp	12,743
269	*	Cache, Inc	3,645
792	*	Casual Male Retail Group, Inc	5,140
457		Cato Corp (Class A)	14,738
327	*	Charlotte Russe Holding, Inc	4,225
2,571	*	Charming Shoppes, Inc	20,902
4,922	*	Chico's FAS, Inc	139,096
500	*	Children's Place Retail Stores, Inc	23,875
933		Christopher & Banks Corp	16,421
2,312		Claire's Stores, Inc	53,268
58		Deb Shops, Inc	1,637
618	*	Dress Barn, Inc	11,260
580		Finish Line, Inc (Class A)	13,427
4,196		Foot Locker, Inc	122,943
16,590		Gap, Inc	362,326
646	*	Genesco, Inc	18,359
216		Goody's Family Clothing, Inc	1,950
510	*	Gymboree Corp	6,395
866	*	Hot Topic, Inc	18,922
455	*	Jo-Ann Stores, Inc	12,781
222	*	JOS A. Bank Clothiers, Inc	6,505
9,393		Limited Brands, Inc	228,250
2,903		Nordstrom, Inc	160,768
333		Oshkosh B'gosh, Inc (Class A)	10,157
2,109	*	Pacific Sunwear of California, Inc	59,010
1,721	*	Payless Shoesource, Inc	27,175
3,966		Ross Stores, Inc	115,569
98	*	Shoe Carnival, Inc	1,715
473	*	Stage Stores, Inc	18,158
646		Talbots, Inc	20,659
13,259		TJX Cos, Inc	326,569
963	*	Too, Inc	23,757
1,320	*	Urban Outfitters, Inc	63,320

		TOTAL APPAREL AND ACCESSORY STORES	2,269,148

APPAREL AND OTHER TEXTILE PRODUCTS - 0.16%
1,079	*	Collins & Aikman Corp	1,327
371	*	Columbia Sportswear Co	19,748
543	*	DHB Industries, Inc	4,778
420	*	Guess?, Inc	5,754
644	*	Hartmarx Corp	6,144
3,114		Jones Apparel Group, Inc	104,288
705		Kellwood Co	20,297
3,060		Liz Claiborne, Inc	122,798
310		Oxford Industries, Inc	11,343
685		Phillips-Van Heusen Corp	18,248
1,121		Polo Ralph Lauren Corp	43,495
1,457	*	Quiksilver, Inc	42,297
2,313		VF Corp	136,791
900	*	Warnaco Group, Inc	21,636

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	558,944

AUTO REPAIR, SERVICES AND PARKING - 0.07%
262	*	Amerco, Inc	12,131
346		Central Parking Corp	5,944

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

491	*	Dollar Thrifty Automotive Group, Inc	$16,095
659	*	Exide Technologies	8,501
1,871		Lear Corp	82,997
730	*	Midas, Inc	16,666
109	*	Monro Muffler Brake, Inc	2,813
1,367	*	PHH Corp	29,896
1,748		Ryder System, Inc	72,892

		TOTAL AUTO REPAIR, SERVICES AND PARKING	247,935

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.17%
1,705	*	Advance Auto Parts	86,017
109	*	America's Car Mart, Inc	3,821
500	*	Asbury Automotive Group, Inc	7,700
4,922	*	Autonation, Inc	93,223
1,531	*	Autozone, Inc	131,207
2,864	*	Carmax, Inc	90,216
1,757	*	Copart, Inc	41,395
892	*	CSK Auto Corp	15,744
457	*	Group 1 Automotive, Inc	12,019
500		Lithia Motors, Inc (Class A)	12,805
328	*	MarineMax, Inc	10,227
1,228	*	O'Reilly Automotive, Inc	60,823
300		Sonic Automotive, Inc	6,813
505		United Auto Group, Inc	14,054
441	*	West Marine, Inc	9,376

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	595,440

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.06%
200		Building Materials Holding Corp	8,896
395	*	Central Garden & Pet Co	17,325
1,610		Fastenal Co	89,049
59,341		Home Depot, Inc	2,269,200
2,901		Louisiana-Pacific Corp	72,931
20,786		Lowe's Cos	1,186,673

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	3,644,074

BUSINESS SERVICES - 6.61%
698	*	@Road, Inc	2,862
612	*	24/7 Real Media, Inc	1,989
11,799	*	3Com Corp	42,004
825		Aaron Rents, Inc	16,500
1,217		ABM Industries, Inc	23,403
942	*	ActivCard Corp	5,982
5,262	*	Activision, Inc	77,878
1,457	*	Actuate Corp	3,497
1,973		Acxiom Corp	41,295
862		Administaff, Inc	12,585
6,270		Adobe Systems, Inc	421,156
794	*	Advent Software, Inc	14,435
839		Advo, Inc	31,421
3,228	*	Affiliated Computer Services, Inc (Class A)	171,859
800	*	Agile Software Corp	5,824
3,320	*	Akamai Technologies, Inc	42,264
919	*	Alliance Data Systems Corp	37,128
585	*	Altiris, Inc	13,952
791	*	AMN Healthcare Services, Inc	12,585
174	*	Ansoft Corp	4,694
786	*	Ansys, Inc	26,889
705	*	Anteon International Corp	27,446

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,300	*	Aquantive, Inc	$25,461
999		Arbitron, Inc	42,857
1,822	*	Ariba, Inc	14,139
600	*	Armor Holdings, Inc	22,254
1,837	*	Ascential Software Corp	34,040
798	*	Asiainfo Holdings, Inc	4,006
1,346	*	Ask Jeeves, Inc	37,796
1,043	*	Aspect Communications Corp	10,858
695	*	Aspen Technology, Inc	3,948
1,169	*	Autobytel, Inc	5,892
6,328	*	Autodesk, Inc	188,321
15,625		Automatic Data Processing, Inc	702,344
9,135	*	BEA Systems, Inc	72,806
3,607	*	Bisys Group, Inc	56,558
252	*	Blue Coat Systems, Inc	5,922
6,170	*	BMC Software, Inc	92,550
2,400	*	Borland Software Corp	19,488
958		Brady Corp (Class A)	30,991
1,480		Brink's Co	51,208
8,166	*	Brocade Communications Systems, Inc	48,343
945	*	CACI International, Inc (Class A)	52,192
7,517	*	Cadence Design Systems, Inc	112,379
905	*	Captaris, Inc	3,665
570	*	Carreker Corp	3,198
1,107		Catalina Marketing Corp	28,671
388	*	CCC Information Services Group, Inc	8,866
462		CDI Corp	10,224
26,952		Cendant Corp	553,594
3,921	*	Ceridian Corp	66,853
931	*	Cerner Corp	48,887
1,658		Certegy, Inc	57,400
2,240	*	Checkfree Corp	91,302
2,463	*	ChoicePoint, Inc	98,791
2,018	*	Chordiant Software, Inc	3,370
1,170	*	Ciber, Inc	8,506
4,657	*	Citrix Systems, Inc	110,930
9,912	*	CMGI, Inc	20,617
3,399	*	CNET Networks, Inc	32,086
500	*	Cogent, Inc	12,590
3,406	*	Cognizant Technology Solutions Corp	157,357
12,693		Computer Associates International, Inc	343,980
167		Computer Programs & Systems, Inc	4,689
5,136	*	Computer Sciences Corp	235,486
10,571	*	Compuware Corp	76,111
515	*	Concord Communications, Inc	5,212
615	*	Concur Technologies, Inc	4,994
3,438	*	Convergys Corp	51,329
914	*	Corillian Corp	3,181
485	*	CoStar Group, Inc	17,872
565	*	Covansys Corp	8,427
1,733	*	CSG Systems International, Inc	28,231
274	*	Cyberguard Corp	2,258
769	*	Cybersource Corp	3,960
1,276		Deluxe Corp	50,861
704	*	Dendrite International, Inc	9,884
100	*	Digimarc Corp	615
988	*	Digital Insight Corp	16,203
898	*	Digital River, Inc	27,982
3,627	*	DoubleClick, Inc	27,928
2,039	*	DST Systems, Inc	94,161
2,022	*	Dun & Bradstreet Corp	124,252
1,500	*	E.piphany, Inc	5,325
3,901	*	Earthlink, Inc	35,109
570	*	Echelon Corp	3,899
774	*	Eclipsys Corp	11,981
31

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

313	*	eCollege.com, Inc	$4,050
1,052	*	eFunds Corp	23,481
154	*	Electro Rent Corp	2,067
7,880	*	Electronic Arts, Inc	408,026
13,061		Electronic Data Systems Corp	269,971
597	*	Embarcadero Technologies, Inc	3,934
6,422	*	Enterasys Networks, Inc	8,991
1,790	*	Entrust, Inc	6,712
1,073	*	Epicor Software Corp	14,056
350	*	EPIQ Systems, Inc	4,543
3,617		Equifax, Inc	111,006
273	*	Equinix, Inc	11,559
632	*	eSpeed, Inc (Class A)	5,814
2,903	*	Extreme Networks, Inc	17,099
900	*	F5 Networks, Inc	45,441
802		Factset Research Systems, Inc	26,474
1,966		Fair Isaac Corp	67,709
1,189	*	Filenet Corp	27,085
548	*	FindWhat.com	5,683
21,364		First Data Corp	839,819
5,263	*	Fiserv, Inc	209,467
1,043	*	Getty Images, Inc	74,168
667		Gevity HR, Inc	12,753
500	*	Google, Inc (Class A)	90,255
545	*	GSI Commerce, Inc	7,374
3,168		GTECH Holdings Corp	74,543
1,141	*	Harris Interactive, Inc	5,260
339		Healthcare Services Group	8,221
472	*	Heidrick & Struggles International, Inc	17,355
1,902		Henry (Jack) & Associates, Inc	34,217
2,682	*	Homestore, Inc	5,954
560	*	Hudson Highland Group, Inc	9,570
1,121	*	Hyperion Solutions Corp	49,447
38	*	IAC/InterActiveCorp Wts 02/04/09	794
453	*	IDX Systems Corp	15,733
900	*	iGate Corp	3,357
1,081		Imation Corp	37,565
6,384		IMS Health, Inc	155,706
442	*	Infocrossing, Inc	7,001
1,584	*	Informatica Corp	13,100
899	*	Infospace, Inc	36,706
814		infoUSA, Inc	8,555
196	*	Innovative Solutions & Support, Inc	6,223
861	*	Interactive Data Corp	17,866
400	*	Interchange Corp	4,054
718	*	Intergraph Corp	20,686
1,072	*	Internet Capital Group, Inc	7,525
1,031	*	Internet Security Systems, Inc	18,867
11,049	*	Interpublic Group of Cos, Inc	135,682
199	*	Intersections, Inc	2,895
1,025	*	Interwoven, Inc	7,985
388	*	Intrado, Inc	4,772
4,507	*	Intuit, Inc	197,271
1,244	*	Ipass, Inc	7,613
295	*	iPayment, Inc	12,449
2,919	*	Iron Mountain, Inc	84,184
749	*	iVillage, Inc	4,561
844	*	JDA Software Group, Inc	11,850
14,225	*	Juniper Networks, Inc	313,803
710	*	Jupitermedia Corp	11,012
1,789	*	Keane, Inc	23,311
567		Kelly Services, Inc (Class A)	16,324
700	*	Keynote Systems, Inc	8,309
719	*	Kforce, Inc	7,902
889	*	KFX ,Inc	11,913
32

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

746	*	Kinetic Concepts, Inc	$44,499
983	*	Korn/Ferry International	18,706
774	*	Kronos, Inc	39,559
1,234	*	Labor Ready, Inc	23,014
2,180	*	Lamar Advertising Co	87,832
1,500	*	Lawson Software, Inc	8,850
1,312	*	Lionbridge Technologies	7,465
3,200	*	Looksmart Ltd	2,848
1,970	*	Macromedia, Inc	65,995
1,186	*	Macrovision Corp	27,029
693	*	Magma Design Automation, Inc	8,226
840	*	Manhattan Associates, Inc	17,111
2,454		Manpower, Inc	106,798
498	*	Mantech International Corp (Class A)	11,489
3,554	*	Manugistics Group, Inc	5,971
670	*	MAPICS, Inc	8,529
569	*	Mapinfo Corp	6,851
400	*	Marlin Business Services, Inc	8,152
1,155	*	Matrixone, Inc	5,509
3,991	*	McAfee, Inc	90,037
268		McGrath RentCorp	6,266
106	*	Medical Staffing Network Holdings, Inc	701
1,742	*	Mentor Graphics Corp	23,865
2,409	*	Mercury Interactive Corp	114,138
2,358	*	Micromuse, Inc	10,682
243,016		Microsoft Corp	5,873,697
300	*	MicroStrategy, Inc	16,281
1,053	*	Midway Games, Inc	10,804
2,508	*	Mindspeed Technologies, Inc	5,593
2,631		MoneyGram International, Inc	49,700
2,904	*	Monster Worldwide, Inc	81,457
3,085	*	MPS Group, Inc	32,423
704	*	MRO Software, Inc	9,877
1,411		National Instruments Corp	38,168
900	*	NAVTEQ Corp	39,015
645	*	NCO Group, Inc	12,610
4,998	*	NCR Corp	168,632
1,028	*	NDCHealth Corp	16,427
200	*	Neoforma, Inc	1,590
1,440	*	NETIQ Corp	16,459
271	*	Netratings, Inc	4,133
668	*	Netscout Systems, Inc	2,973
608	*	Network Equipment Technologies, Inc	3,423
1,600	*	NIC, Inc	7,632
10,182	*	Novell, Inc	60,685
5,123		Omnicom Group, Inc	453,488
335	*	Open Solutions, Inc	6,643
100	*	Opnet Technologies, Inc	836
1,284	*	Opsware, Inc	6,625
100,268	*	Oracle Corp	1,251,345
800	*	Packeteer, Inc	12,312
277	*	PalmSource, Inc	2,504
7,896	*	Parametric Technology Corp	44,139
700	*	PC-Tel, Inc	5,152
388	*	PDF Solutions, Inc	5,432
237	*	PDI, Inc	4,858
93	*	PEC Solutions, Inc	1,170
666	*	Pegasus Solutions, Inc	7,872
2,293	*	Perot Systems Corp (Class A)	30,818
645	*	Pixar	62,920
200	*	PlanetOut, Inc	1,686
647	*	PLATO Learning, Inc	5,047
669	*	Portal Software, Inc	1,619
300	*	Portfolio Recovery Associates, Inc	10,209
617	*	Progress Software Corp	16,178
33

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

169	*	Proxymed, Inc	$1,469
361		QAD, Inc	2,985
176		Quality Systems, Inc	7,452
1,385	*	Quest Software, Inc	19,168
690	*	R.H. Donnelley Corp	40,082
438	*	Radisys Corp	6,202
2,043	*	RealNetworks, Inc	11,809
3,758	*	Red Hat, Inc	41,000
879	*	Redback Networks, Inc	5,256
200		Renaissance Learning, Inc	3,424
1,910	*	Rent-A-Center, Inc	52,162
663	*	Rent-Way, Inc	5,437
1,714	*	Retek, Inc	19,231
891	*	Rewards Network, Inc	3,707
1,943		Reynolds & Reynolds Co (Class A)	52,578
4,104		Robert Half International, Inc	110,644
969		Rollins, Inc	18,023
1,554	*	RSA Security, Inc	24,631
2,656	*	S1 Corp	18,433
669	*	SafeNet, Inc	19,608
1,800	*	Sapient Corp	13,221
1,235	*	Scansoft, Inc	4,594
858	*	Secure Computing Corp	7,353
1,856	*	Seebeyond Technology Corp	5,865
849	*	Serena Software, Inc	20,172
8,834		Servicemaster Co	119,259
141	*	SI International, Inc	3,896
12,130	*	Siebel Systems, Inc	110,747
1,640	*	Sitel Corp	3,214
106	*	SoftBrands, Inc	188
500	*	Sohu.com, Inc	8,790
2,500	*	SonicWALL, Inc	12,725
1,568	*	Sotheby's Holdings, Inc (Class A)	26,593
311	*	Source Interlink Cos, Inc	3,499
1,706	*	Spherion Corp	12,778
330	*	SPSS, Inc	5,739
228	*	SRA International, Inc (Class A)	13,737
450		SS&C Technologies, Inc	10,260
227		Startek, Inc	3,814
472	*	Stellent, Inc	3,969
186	*	Stratasys, Inc	5,269
89,241	*	Sun Microsystems, Inc	360,534
7,763	*	SunGard Data Systems, Inc	267,823
1,022	*	SupportSoft, Inc	5,396
2,587	*	Sybase, Inc	47,756
984	*	Sykes Enterprises, Inc	6,760
18,924	*	Symantec Corp	403,649
4,066	*	Synopsys, Inc	73,595
77		Syntel, Inc	1,363
1,337	*	Take-Two Interactive Software, Inc	52,277
546		Talx Corp	9,915
1,044	*	TeleTech Holdings, Inc	13,488
1,250	*	THQ, Inc	35,175
4,305	*	TIBCO Software, Inc	32,072
376	*	Tier Technologies, Inc (Class B)	2,771
2,439	*	Titan Corp	44,292
1,127		Total System Services, Inc	28,164
466	*	TradeStation Group, Inc	2,815
1,323	*	Transaction Systems Architects, Inc	30,627
1,400	*	Trizetto Group, Inc	13,034
1,343	*	Tumbleweed Communications Corp	3,707
1,740	*	Tyler Technologies, Inc	13,241
431	*	Ultimate Software Group, Inc	6,887
9,103	*	Unisys Corp	64,267
1,499	*	United Online, Inc	15,694
34

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

885	*	United Rentals, Inc	$17,886
775	*	Universal Compression Holdings, Inc	29,349
2,227	*	Valueclick, Inc	23,628
223	*	Verint Systems, Inc	7,792
5,934	*	VeriSign, Inc	170,306
11,351	*	Veritas Software Corp	263,570
522	*	Verity, Inc	4,933
190	*	Vertrue, Inc	6,734
657		Viad Corp	17,673
6,873	*	Vignette Corp	9,004
131	*	Volt Information Sciences, Inc	3,164
15,330		Waste Management, Inc	442,271
882	*	WatchGuard Technologies, Inc	2,849
713	*	WebEx Communications, Inc	15,394
9,256	*	WebMD Corp	78,676
1,434	*	webMethods, Inc	7,858
600	*	Websense, Inc	32,280
1,947	*	Westwood One, Inc	39,621
2,000	*	Wind River Systems, Inc	30,160
578	*	Witness Systems, Inc	10,144
30,310	*	Yahoo!, Inc	1,027,509
587	*	Zix Corp	2,195

		TOTAL BUSINESS SERVICES	22,670,351

CHEMICALS AND ALLIED PRODUCTS - 10.10%
41,326		Abbott Laboratories	1,926,618
1,636	*	Abgenix, Inc	11,452
400	*	Able Laboratories, Inc	9,384
537		Aceto Corp	3,985
1,486	*	Adolor Corp	14,771
6,001		Air Products & Chemicals, Inc	379,803
646	*	Albany Molecular Research, Inc	6,641
948		Albemarle Corp	34,469
1,891		Alberto-Culver Co	90,503
618	*	Alexion Pharmaceuticals, Inc	13,389
2,524	*	Alkermes, Inc	26,199
3,466		Allergan, Inc	240,783
1,204		Alpharma, Inc (Class A)	14,833
600	*	American Pharmaceutical Partners, Inc	31,044
34,160	*	Amgen, Inc	1,988,454
2,692	*	Amylin Pharmaceuticals, Inc	47,083
1,868	*	Andrx Corp	42,348
530		Arch Chemicals, Inc	15,089
672	*	Array Biopharma, Inc	4,711
941	*	Atherogenics, Inc	12,318
1,624	*	Avant Immunotherapeutics, Inc	2,647
2,956		Avery Dennison Corp	183,065
12,438		Avon Products, Inc	534,088
2,265	*	Barr Pharmaceuticals, Inc	110,600
345	*	Benthley Pharmaceuticals, Inc	2,539
461	*	BioCryst Pharmaceuticals, Inc	2,125
1,246	*	Bioenvision, Inc	7,164
8,873	*	Biogen Idec, Inc	306,207
1,702	*	BioMarin Pharmaceutical, Inc	8,765
365	*	Biosite, Inc	18,991
440	*	Bone Care International, Inc	11,414
400	*	Bradley Pharmaceuticals, Inc	3,824
51,461		Bristol-Myers Squibb Co	1,310,197
1,771		Cabot Corp	59,205
828		Calgon Carbon Corp	7,071
463		Cambrex Corp	9,862
465	*	CancerVax Corp	3,064
700	*	Caraco Pharmaceutical Laboratories Ltd	5,726

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,100	*	Celanese Corp (Series A)	$19,789
922	*	Cell Genesys, Inc	4,177
1,418	*	Cell Therapeutics, Inc	5,091
1,633	*	Cephalon, Inc	76,473
1,634	*	Charles River Laboratories International, Inc	76,863
380	*	Chattem, Inc	16,899
2,682	*	Chiron Corp	94,031
1,719		Church & Dwight Co, Inc	60,973
2,893		Clorox Co	182,230
13,886		Colgate-Palmolive Co	724,433
900	*	Connetics Corp	22,761
800	*	Corgentech, Inc	1,856
1,568	*	Corixa Corp	4,814
3,135		Crompton Corp	45,771
1,133	*	Cubist Pharmaceuticals, Inc	12,032
1,167	*	Curis, Inc	4,178
827	*	Cypress Bioscience, Inc	7,559
1,142		Cytec Industries, Inc	61,953
437	*	Cytogen Corp	2,530
213	*	Cytokinetics, Inc	1,397
1,100	*	Dade Behring Holdings, Inc	64,823
1,627	*	Dendreon Corp	8,867
584		Diagnostic Products Corp	28,207
395	*	Digene Corp	8,196
1,316	*	Discovery Laboratories, Inc	7,409
279	*	Dov Pharmaceutical, Inc	3,817
24,810		Dow Chemical Co	1,236,779
26,471		Du Pont (E.I.) de Nemours & Co	1,356,374
855	*	Durect Corp	3,112
422	*	Dusa Pharmaceuticals, Inc	3,684
2,181		Eastman Chemical Co	128,679
4,932		Ecolab, Inc	163,003
562	*	Elizabeth Arden, Inc	13,342
1,500	*	Encysive Pharmaceuticals, Inc	15,330
3,423		Engelhard Corp	102,793
1,167	*	Enzon, Inc	11,892
868	*	Eon Labs, Inc	26,248
642	*	EPIX Pharmaceuticals, Inc	4,494
3,038		Estee Lauder Cos (Class A)	136,649
192	*	Eyetech Pharmaceuticals, Inc	5,280
943		Ferro Corp	17,747
739	*	First Horizon Pharmaceutical	12,474
1,078	*	FMC Corp	57,619
9,755	*	Forest Laboratories, Inc	360,447
1,477	*	Genaera Corp	3,368
2,478	*	Genelabs Technologies	1,487
11,864	*	Genentech, Inc	671,621
1,261	*	Genta, Inc	1,425
6,507	*	Genzyme Corp	372,461
717		Georgia Gulf Corp	32,968
1,270	*	Geron Corp	7,760
11,818	*	Gilead Sciences, Inc	423,084
26,561		Gillette Co	1,340,799
1,259		Great Lakes Chemical Corp	40,439
587	*	Guilford Pharmaceuticals, Inc	1,350
790		H.B. Fuller Co	22,910
181	*	Hollis-Eden Pharmaceuticals	1,275
4,106	*	Hospira, Inc	132,501
3,724	*	Human Genome Sciences, Inc	34,335
1,400	*	Huntsman Corp	32,648
1,608	*	ICOS Corp	36,116
938	*	Idexx Laboratories, Inc	50,802
1,739	*	ImClone Systems, Inc	59,995
1,156	*	Immucor, Inc	34,900
1,000	*	Immunogen, Inc	5,230
36

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,000	*	Immunomedics, Inc	$4,860
1,370	*	Impax Laboratories, Inc	21,920
1,165	*	Indevus Pharmaceuticals, Inc	3,239
1,371	*	Inkine Pharmaceutical Co	4,250
800	*	Inspire Pharmaceuticals, Inc	6,528
143		Inter Parfums, Inc	2,059
672	*	InterMune, Inc	7,392
2,070		International Flavors & Fragrances, Inc	81,765
334	*	Inverness Medical Innovations, Inc	7,849
1,520	*	Invitrogen Corp	105,184
2,316	*	Isis Pharmaceuticals, Inc	8,963
623	*	Isolagen, Inc	3,919
4,902	*	IVAX Corp	96,913
6,296	*	King Pharmaceuticals, Inc	52,320
280	*	Kos Pharmaceuticals, Inc	11,670
41		Kronos Worldwide, Inc	1,743
1,171	*	KV Pharmaceutical Co (Class A)	27,167
158	*	Lannett Co, Inc	995
2,081	*	Ligand Pharmaceuticals, Inc (Class B)	11,924
25,853		Lilly (Eli) & Co	1,346,941
5,284		Lyondell Chemical Co	147,529
758		MacDermid, Inc	24,635
400		Mannatech, Inc	7,820
600	*	Martek Biosciences Corp	34,914
2,600	*	Medarex, Inc	18,538
1,220	*	Medicines Co	27,645
1,614		Medicis Pharmaceutical Corp (Class A)	48,388
6,627	*	MedImmune, Inc	157,789
58,783		Merck & Co, Inc	1,902,806
2,000	*	MGI Pharma, Inc	50,540
8,169	*	Millennium Pharmaceuticals, Inc	68,783
579		Minerals Technologies, Inc	38,087
6,991		Monsanto Co	450,920
3,476	*	Mosaic Co	59,301
7,270		Mylan Laboratories, Inc	128,824
393	*	Myogen, Inc	3,101
1,400	*	Nabi Biopharmaceuticals	17,472
1,300	*	Nalco Holding Co	24,479
145		Nature's Sunshine Products, Inc	2,490
1,623	*	NBTY, Inc	40,721
2,300	*	Nektar Therapeutics	32,062
374	*	Neose Technologies, Inc	965
1,057	*	Neurocrine Biosciences, Inc	40,229
703	*	Neurogen Corp	4,977
600	*	NewMarket Corp	11,160
400	*	NitroMed, Inc	6,924
82	*	NL Industries, Inc	1,894
536	*	Northfield Laboratories, Inc	6,030
885	*	Noven Pharmaceuticals, Inc	15,010
1,049	*	NPS Pharmaceuticals, Inc	13,238
222	*	Nutraceutical International Corp	3,521
798	*	Nuvelo, Inc	5,187
145		Octel Corp	2,687
1,642		Olin Corp	36,617
590	*	OM Group, Inc	17,948
1,924	*	Omnova Solutions, Inc	10,332
939	*	Onyx Pharmaceuticals, Inc	29,438
970	*	OraSure Technologies, Inc	7,139
1,400	*	OSI Pharmaceuticals, Inc	57,876
1,000	*	Pain Therapeutics, Inc	5,080
1,123	*	Palatin Technologies, Inc	2,628
915	*	Par Pharmaceutical Cos, Inc	30,598
700	*	Penwest Pharmaceuticals Co	8,652
3,541	*	Peregrine Pharmaceuticals, Inc	5,205
900	*	PetMed Express, Inc	6,669
37

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

202,105		Pfizer, Inc	$5,309,298
552	*	Pharmacyclics, Inc	4,433
200	*	Pharmion Corp	5,800
528		PolyMedica Corp	16,769
1,878	*	PolyOne Corp	16,677
607	*	Pozen, Inc	3,162
4,532		PPG Industries, Inc	324,129
1,238	*	Praecis Pharmaceuticals, Inc	1,300
8,674		Praxair, Inc	415,138
68,098		Procter & Gamble Co	3,609,194
216	*	Progenics Pharmaceuticals	3,631
2,680	*	Protein Design Labs, Inc	42,853
200		Quaker Chemical Corp	4,108
1,051	*	Quidel Corp	4,109
4,110	*	Revlon, Inc (Class A)	11,837
4,207		Rohm & Haas Co	201,936
3,267		RPM International, Inc	59,721
1,014	*	Salix Pharmaceuticals Ltd	16,721
195	*	Santarus, Inc	948
38,853		Schering-Plough Corp	705,182
1,009	*	Sciclone Pharmaceuticals, Inc	2,866
568	*	Scotts Miracle-Gro Co (Class A)	39,891
3,010	*	Sepracor, Inc	172,804
919	*	Serologicals Corp	22,460
3,259		Sherwin-Williams Co	143,363
1,764		Sigma-Aldrich Corp	108,045
122		Stepan Co	2,868
1,247	*	SuperGen, Inc	6,060
375	*	SurModics, Inc	11,966
603	*	Tanox, Inc	5,789
644	*	Third Wave Technologies, Inc	3,709
700	*	United Therapeutics Corp	31,987
238	*	USANA Health Sciences, Inc	11,257
2,541		USEC, Inc	41,367
1,995		Valeant Pharmaceuticals International	44,927
1,236		Valspar Corp	57,523
1,688	*	VCA Antech, Inc	34,148
1,886	*	Vertex Pharmaceuticals, Inc	17,653
1,400	*	Vicuron Pharmaceuticals, Inc	22,064
1,559	*	Vion Pharmaceuticals, Inc	4,443
2,909	*	Watson Pharmaceuticals, Inc	89,394
928		Wellman, Inc	13,419
496		West Pharmaceutical Services, Inc	11,854
1,796	b*	WR Grace & Co	15,302
35,256		Wyeth	1,487,098
1,277	*	Zila, Inc	5,159
500	*	Zymogenetics, Inc	7,630

		TOTAL CHEMICALS AND ALLIED PRODUCTS	34,607,421

COAL MINING - 0.11%
600	*	Alpha Natural Resources, Inc	17,202
1,220		Arch Coal, Inc	52,472
2,040		Consol Energy, Inc	95,921
1,660		Massey Energy Co	66,466
2,968		Peabody Energy Corp	137,597

		TOTAL COAL MINING	369,658

COMMUNICATIONS - 4.60%
867	*	Airspan Networks, Inc	4,430
2,746	*	Alamosa Holdings, Inc	32,046
800		Alaska Communications Systems Group, Inc	8,040

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

8,031		Alltel Corp	$440,500
5,725	*	American Tower Corp (Class A)	104,367
20,459		AT&T Corp	383,606
10,662	*	Avaya, Inc	124,532
81	*	Beasley Broadcast Group, Inc (Class A)	1,440
48,462		BellSouth Corp	1,274,066
400	*	Boston Communications Group	2,848
4,749	*	Cablevision Systems Corp (Class A)	133,209
100	*	Centennial Communications Corp	1,085
3,797		CenturyTel, Inc	124,694
7,200	*	Charter Communications, Inc (Class A)	11,520
6,901	*	Cincinnati Bell, Inc	29,329
338	*	Citadel Broadcasting Corp	4,641
13,030		Clear Channel Communications, Inc	449,144
44,331	*	Comcast Corp (Class A)	1,497,501
12,653	*	Comcast Corp (Special Class A)	422,610
582	*	Commonwealth Telephone Enterprises, Inc	27,436
864	*	Cox Radio, Inc (Class A)	14,524
4,259	*	Crown Castle International Corp	68,400
240	*	Crown Media Holdings, Inc (Class A)	2,162
470		CT Communications, Inc	4,949
1,076	*	Cumulus Media, Inc (Class A)	15,333
346		D&E Communications, Inc	3,159
16,794	*	DIRECTV Group, Inc	242,169
3,100	*	Dobson Communications Corp (Class A)	6,262
6,202		EchoStar Communications Corp (Class A)	181,409
1,572	*	Emmis Communications Corp (Class A)	30,214
1,079	*	Entercom Communications Corp	38,326
1,058	*	Entravision Communications Corp (Class A)	9,384
168	*	Fisher Communications, Inc	8,687
3,132	*	Foundry Networks, Inc	31,007
1,242	*	General Communication, Inc (Class A)	11,339
882		Global Payments, Inc	56,880
336		Golden Telecom, Inc	8,602
1,071		Gray Television, Inc	15,497
981		Hearst-Argyle Television, Inc	25,016
9,152	*	IAC/InterActiveCorp	203,815
1,406	*	IDT Corp	19,965
75	*	IDT Corp (Class B)	1,109
1,193	*	Insight Communications Co, Inc	14,137
6,659	*	Internap Network Services Corp	3,929
446	*	j2 Global Communications, Inc	15,302
15,308	*	Level 3 Communications, Inc	31,535
361		Liberty Corp	14,639
4,433	*	Liberty Media International, Inc	193,899
717	*	Lin TV Corp (Class A)	12,139
281	*	Lodgenet Entertainment Corp	5,294
114,997	*	Lucent Technologies, Inc	316,242
1,415	*	Mastec, Inc	11,617
3,516	fv*	McLeod (Escrow)	-
1,695	*	Mediacom Communications Corp	11,085
666	*	Net2Phone, Inc	1,072
284	*	Nexstar Broadcasting Group, Inc	2,002
27,148	*	Nextel Communications, Inc (Class A)	771,546
3,452	*	Nextel Partners, Inc (Class A)	75,806
1,604	*	NII Holdings, Inc (Class B)	92,230
356		North Pittsburgh Systems, Inc	7,036
600	*	Novatel Wireless, Inc	6,450
1,928	*	NTL, Inc	122,756
1,277	*	Paxson Communications Corp	881
168	*	Pegasus Communications Corp	2,231
2,046	*	Premiere Global Services, Inc	23,161
1,221	*	Price Communications Corp	21,368
2,085	*	Primus Telecommunications Group	3,273
40,227	*	Qwest Communications International, Inc	148,840
39

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

732	*	Radio One, Inc (Class A)	$10,746
1,864	*	Radio One, Inc (Class D)	27,494
255	bv*	RCN Corp	-
1,600	*	Regent Communications, Inc	8,560
461	*	Saga Communications, Inc (Class A)	7,422
270	*	Salem Communications Corp (Class A)	5,562
87,675		SBC Communications, Inc	2,077,021
288		Shenandoah Telecom Co	8,928
1,294		Sinclair Broadcast Group, Inc (Class A)	10,391
1,300	*	Spanish Broadcasting System, Inc (Class A)	13,338
1,101	*	Spectrasite, Inc	63,825
37,658		Sprint Corp	856,720
581		SureWest Communications	13,398
1,014	*	Talk America Holdings, Inc	6,540
1,415		Telephone & Data Systems, Inc	115,464
8,454	*	Terremark Worldwide, Inc	5,495
1,074	*	Time Warner Telecom, Inc (Class A)	4,264
1,200	*	Tivo, Inc	6,204
591	*	Triton PCS Holdings, Inc (Class A)	1,312
403	*	U.S. Cellular Corp	18,389
1,981	*	Ubiquitel, Inc	13,273
9,785	*	UnitedGlobalcom, Inc (Class A)	92,566
5,944	*	Univision Communications, Inc (Class A)	164,589
665	*	USA Mobility, Inc	21,546
73,322		Verizon Communications, Inc	2,602,931
39,759		Viacom, Inc (Class B)	1,384,806
535	*	West Corp	17,120
2,134	*	Western Wireless Corp (Class A)	81,007
1,100	*	Wireless Facilities, Inc	6,875
4,177	*	XM Satellite Radio Holdings, Inc	131,576
455	*	Young Broadcasting, Inc (Class A)	3,931

		TOTAL COMMUNICATIONS	15,765,015

DEPOSITORY INSTITUTIONS - 9.62%
187		1st Source Corp	3,989
162		ABC Bancorp	2,736
254	*	ACE Cash Express, Inc	5,778
183	*	AmericanWest Bancorp	3,534
9,322		AmSouth Bancorp	241,906
495		Anchor Bancorp Wisconsin, Inc	13,914
134		Arrow Financial Corp	3,649
3,416		Associated Banc-Corp	106,682
3,331		Astoria Financial Corp	84,274
227		Atlantic Coast Federal	2,828
53		Bancfirst Corp	3,658
2,175		Bancorpsouth, Inc	44,892
1,100		Bank Mutual Corp	13,002
108,040		Bank of America Corp	4,764,564
378		Bank of Granite Corp	6,989
1,502		Bank of Hawaii Corp	67,981
20,499		Bank of New York Co, Inc	595,496
800		Bank of The Ozarks, Inc	25,400
1,300		BankAtlantic Bancorp, Inc (Class A)	22,620
1,000		BankUnited Financial Corp (Class A)	26,860
400		Banner Corp	10,788
14,722		BB&T Corp	575,336
145		Berkshire Hills Bancorp, Inc	4,894
605	*	BOK Financial Corp	24,611
878		Boston Private Financial Holdings, Inc	20,852
300		Bryn Mawr Bank Corp	6,126
110		Camden National Corp	3,888
321		Capital City Bank Group, Inc	13,004
133		Capital Corp of the West	6,182

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

120	*	Capital Crossing Bank	$3,948
610		Capitol Federal Financial	21,130
337		Cascade Bancorp	6,541
1,326		Cathay General Bancorp	41,769
152	*	Central Coast Bancorp	2,549
429		Central Pacific Financial Corp	14,436
200		Century Bancorp, Inc (Class A)	5,734
154		Charter Financial Corp	5,139
654		Chemical Financial Corp	21,258
1,470		Chittenden Corp	38,323
137,048		Citigroup, Inc	6,158,937
1,342		Citizens Banking Corp	39,401
523		Citizens First Bancorp, Inc	11,684
400		City Bank	12,936
463		City Holding Co	13,675
1,146		City National Corp	80,014
160		Coastal Financial Corp	2,411
150		CoBiz, Inc	2,907
3,766		Colonial Bancgroup, Inc	77,278
179		Columbia Bancorp	5,703
530		Columbia Banking System, Inc	12,587
4,447		Comerica, Inc	244,941
3,848		Commerce Bancorp, Inc	124,945
1,507		Commerce Bancshares, Inc	72,637
1,023		Commercial Capital Bancorp, Inc	20,818
1,028		Commercial Federal Corp	28,424
910		Community Bank System, Inc	20,848
435		Community Trust Bancorp, Inc	12,532
3,348		Compass Bancshares, Inc	151,999
470		Corus Bankshares, Inc	22,414
1,488		Cullen/Frost Bankers, Inc	67,183
1,267		CVB Financial Corp	22,983
759		Dime Community Bancshares	11,537
432		Downey Financial Corp	26,581
1,506		East West Bancorp, Inc	55,602
195	*	Euronet Worldwide, Inc	5,567
112		Farmers Capital Bank Corp	3,786
750		Fidelity Bankshares, Inc	17,235
12,468		Fifth Third Bancorp	535,875
500		Financial Institutions, Inc	9,905
450		First Bancorp (North Carolina)	10,188
1,032		First Bancorp (Puerto Rico)	43,602
211		First Busey Corp (Class A)	4,083
859		First Charter Corp	19,405
140		First Citizens Bancshares, Inc (Class A)	20,493
1,674		First Commonwealth Financial Corp	22,934
332		First Community Bancorp	14,708
243		First Community Bancshares, Inc	6,821
973		First Financial Bancorp	17,757
465		First Financial Bankshares, Inc	20,753
446		First Financial Corp (Indiana)	13,179
450		First Financial Holdings, Inc	12,501
3,292		First Horizon National Corp	134,281
380		First Merchants Corp	9,842
1,305		First Midwest Bancorp, Inc	42,386
237		First Oak Brook Bancshares, Inc	6,942
200		First of Long Island Corp	8,464
510		First Republic Bank	16,509
400		First State Bancorp	6,790
369	*	FirstFed Financial Corp	18,823
2,164		FirstMerit Corp	57,909
900		Flagstar Bancorp, Inc	17,595
600		Flushing Financial Corp	10,920
1,224		FNB Corp	23,440
179		FNB Corp (Virginia)	4,615
41

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

416		Frontier Financial Corp	$15,766
3,133		Fulton Financial Corp	68,268
150		GB&T Bancshares, Inc	3,249
811		Glacier Bancorp, Inc	24,736
1,000		Gold Banc Corp, Inc	14,030
6,606		Golden West Financial Corp	399,663
250		Great Southern Bancorp, Inc	8,118
1,583		Greater Bay Bancorp	38,641
766		Hancock Holding Co	24,895
1,034		Hanmi Financial Corp	17,113
748		Harbor Florida Bancshares, Inc	25,507
736		Harleysville National Corp	15,640
450		Heartland Financial U.S.A., Inc	8,937
4,303		Hibernia Corp (Class A)	137,739
1,874		Hudson City Bancorp, Inc	68,495
1,309		Hudson United Bancorp	46,142
5,961		Huntington Bancshares, Inc	142,468
183		IberiaBank Corp	10,296
1,857		Independence Community Bank Corp	72,423
283		Independent Bank Corp (Massachusetts)	8,207
449		Independent Bank Corp (Michigan)	12,918
1,708		IndyMac Bancorp, Inc	58,072
667		Integra Bank Corp	14,767
325		Interchange Financial Services Corp	5,606
943		International Bancshares Corp	32,694
441		Irwin Financial Corp	10,152
126	*	Itla Capital Corp	6,295
94,347		JPMorgan Chase & Co	3,264,406
10,834		KeyCorp	351,563
556		Lakeland Bancorp, Inc	8,657
69		Lakeland Financial Corp	2,653
1,933		M & T Bank Corp	197,282
236		Macatawa Bank Corp	7,924
595		MAF Bancorp, Inc	24,716
400		Main Street Banks, Inc	10,592
294		MainSource Financial Group, Inc	6,462
5,856		Marshall & Ilsley Corp	244,488
443		MB Financial, Inc	16,967
600		MBT Financial Corp	11,322
11,084		Mellon Financial Corp	316,337
135		Mercantile Bank Corp	5,519
2,225		Mercantile Bankshares Corp	113,164
584		Mid-State Bancshares	15,534
427		Midwest Banc Holdings, Inc	8,502
800		Nara Bancorp, Inc	11,240
200		NASB Financial, Inc	7,920
14,985		National City Corp	501,997
727		National Penn Bancshares, Inc	17,862
194		NBC Capital Corp	4,691
1,016		NBT Bancorp, Inc	22,769
1,289		NetBank, Inc	10,931
6,833		New York Community Bancorp, Inc	124,087
1,330		NewAlliance Bancshares, Inc	18,620
11,605		North Fork Bancorp, Inc	321,923
5,185		Northern Trust Corp	225,236
255		Northwest Bancorp, Inc	5,460
88		Oak Hill Financial, Inc	2,962
375		OceanFirst Financial Corp	8,614
1,743	*	Ocwen Financial Corp	14,066
2,276		Old National Bancorp	46,203
254		Old Second Bancorp, Inc	7,664
333		Omega Financial Corp	9,918
1,362		Pacific Capital Bancorp	40,560
384		Park National Corp	43,200
678		Partners Trust Financial Group, Inc	7,187
42

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

220		Peapack Gladstone Financial Corp	$5,940
236		Pennfed Financial Services, Inc	3,502
213		Pennrock Financial Services Corp	7,438
322		Peoples Bancorp, Inc	8,662
1,197		People's Bank	49,017
150		Peoples Holding Co	4,665
612		PFF Bancorp, Inc	16,891
7,466		PNC Financial Services Group, Inc	384,350
443		Provident Bancorp, Inc	5,422
780		Provident Bankshares Corp	25,709
139		Provident Financial Holdings	4,134
1,599		Provident Financial Services, Inc	27,343
738		R & G Financial Corp (Class B)	23,003
12,083		Regions Financial Corp	391,489
110		Republic Bancorp, Inc (Class A) (Kentucky)	2,444
2,040		Republic Bancorp, Inc (Michigan)	27,622
691	*	Riggs National Corp	13,191
312		Royal Bancshares of Pennsylvania (Class A)	7,086
701		S & T Bancorp, Inc	24,815
400		S.Y. Bancorp, Inc	8,800
158		Santander Bancorp	4,160
319		SCBT Financial Corp	9,580
485		Seacoast Banking Corp of Florida	9,545
101		Security Bank Corp	4,160
1,048	*	Silicon Valley Bancshares	46,175
456		Simmons First National Corp (Class A)	11,318
2,886		Sky Financial Group, Inc	77,403
1,740		South Financial Group, Inc	53,140
1,776		Southwest Bancorp of Texas, Inc	32,590
340		Southwest Bancorp, Inc	6,273
9,838		Sovereign Bancorp, Inc	218,010
220		State Bancorp, Inc	5,722
137		State Financial Services Corp (Class A)	5,062
8,605		State Street Corp	376,211
480		Sterling Bancorp	11,650
1,322		Sterling Bancshares, Inc	18,772
577		Sterling Financial Corp (Pennsylvania)	15,014
572	*	Sterling Financial Corp (Spokane)	20,420
330	*	Sun Bancorp, Inc (New Jersey)	7,552
8,646		SunTrust Banks, Inc	623,117
8,084		Synovus Financial Corp	225,220
3,892		TCF Financial Corp	105,668
2,256	*	TD Banknorth, Inc	70,477
1,226		Texas Regional Bancshares, Inc (Class A)	36,915
700		TierOne Corp	16,450
138		Trico Bancshares	2,891
2,095		Trustco Bank Corp NY	24,072
1,343		Trustmark Corp	38,947
50,180		U.S. Bancorp	1,446,188
511		U.S.B. Holding Co, Inc	11,339
1,296		UCBH Holdings, Inc	51,710
385		UMB Financial Corp	21,914
1,471		Umpqua Holdings Corp	34,348
103		Union Bankshares Corp	3,298
1,197		UnionBanCal Corp	73,316
1,161		United Bankshares, Inc	38,476
790		United Community Banks, Inc	18,747
933		United Community Financial Corp	10,347
466		Unizan Financial Corp	12,116
2,480		Valley National Bancorp	63,934
160	*	Virginia Commerce Bancorp	4,326
99		Virginia Financial Group, Inc	3,257
3,203		W Holding Co, Inc	32,254
42,546		Wachovia Corp	2,166,017
2,302		Washington Federal, Inc	53,660
43

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

378		Washington Trust Bancorp, Inc	$10,387
1,357		Webster Financial Corp	61,621
44,728		Wells Fargo & Co	2,674,734
375		Wesbanco, Inc	10,316
525		West Bancorporation	8,946
463		West Coast Bancorp	11,019
942		Westamerica Bancorp	48,767
141	*	Western Sierra Bancorp	4,812
1,127		Whitney Holding Corp	50,163
1,670		Wilmington Trust Corp	58,617
396		Wilshire Bancorp, Inc	5,164
687		Wintrust Financial Corp	32,351
200		WSFS Financial Corp	10,512
400		Yardville National Bancorp	13,048
2,321		Zions Bancorp	160,195

		TOTAL DEPOSITORY INSTITUTIONS	32,979,516

EATING AND DRINKING PLACES - 0.76%
2,086		Applebee's International, Inc	57,490
2,212		Aramark Corp (Class B)	58,131
289	*	BJ's Restaurants, Inc	5,604
945		Bob Evans Farms, Inc	22,160
2,342	*	Brinker International, Inc	84,827
131	*	Buffalo Wild Wings, Inc	4,956
599	*	California Pizza Kitchen, Inc	14,041
1,521		CBRL Group, Inc	62,817
1,131	*	CEC Entertainment, Inc	41,395
1,195	*	CKE Restaurants, Inc	18,941
579	*	Cosi, Inc	3,937
4,271		Darden Restaurants, Inc	131,034
298	*	Dave & Buster's, Inc	5,573
571		IHOP Corp	27,225
1,205	*	Jack In The Box, Inc	44,706
873	*	Krispy Kreme Doughnuts, Inc	6,661
601		Landry's Restaurants, Inc	17,381
325		Lone Star Steakhouse & Saloon, Inc	9,394
33,270		McDonald's Corp	1,036,028
553	*	O'Charley's, Inc	12,022
1,899		Outback Steakhouse, Inc	86,955
821	*	P.F. Chang's China Bistro, Inc	49,096
285	*	Papa John's International, Inc	9,895
964	*	Rare Hospitality International, Inc	29,768
235	*	Red Robin Gourmet Burgers, Inc	11,964
1,727		Ruby Tuesday, Inc	41,949
1,125	*	Ryan's Restaurant Group, Inc	16,346
1,821	*	Sonic Corp	60,821
2,235	*	The Cheesecake Factory, Inc	79,231
890	*	The Steak N Shake Co	17,221
461		Triarc Cos (Class A)	6,546
922		Triarc Cos (Class B)	12,751
3,164		Wendy's International, Inc	123,523
7,723		Yum! Brands, Inc	400,129

		TOTAL EATING AND DRINKING PLACES	2,610,518

EDUCATIONAL SERVICES - 0.18%
3,804	*	Apollo Group, Inc (Class A)	281,724
2,868	*	Career Education Corp	98,258
1,808	*	Corinthian Colleges, Inc	28,422
1,326	*	DeVry, Inc	25,088
1,844	*	Education Management Corp	51,540
1,353	*	ITT Educational Services, Inc	65,621

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,000	*	Laureate Education, Inc	$42,790
262	*	Learning Tree International, Inc	3,775
220	*	Princeton Review, Inc	1,212
295		Strayer Education, Inc	33,429

		TOTAL EDUCATIONAL SERVICES	631,859

ELECTRIC, GAS, AND SANITARY SERVICES - 3.79%
16,616	*	AES Corp	272,170
2,014		AGL Resources, Inc	70,349
3,619	*	Allegheny Energy, Inc	74,769
847		Allete, Inc	35,447
3,079		Alliant Energy Corp	82,456
6,945	*	Allied Waste Industries, Inc	50,768
5,004		Ameren Corp	245,246
10,391		American Electric Power Co, Inc	353,917
401		American States Water Co	10,145
2,486		Aqua America, Inc	60,559
5,595	*	Aquila, Inc	21,429
1,886		Atmos Energy Corp	50,922
1,238		Avista Corp	21,665
875		Black Hills Corp	28,936
444		California Water Service Group	14,816
11,345	*	Calpine Corp	31,766
442		Cascade Natural Gas Corp	8,822
553	*	Casella Waste Systems, Inc (Class A)	7,316
7,520		Centerpoint Energy, Inc	90,466
400		Central Vermont Public Service Corp	8,992
463		CH Energy Group, Inc	21,159
4,767		Cinergy Corp	193,159
8,381		Citizens Communications Co	108,450
1,455		Cleco Corp	30,991
4,719	*	CMS Energy Corp	61,536
300		Connecticut Water Service, Inc	7,482
6,312		Consolidated Edison, Inc	266,240
4,547		Constellation Energy Group, Inc	235,080
8,996		Dominion Resources, Inc	669,572
3,371		DPL, Inc	84,275
4,585		DTE Energy Co	208,526
24,167		Duke Energy Corp	676,918
1,878		Duquesne Light Holdings, Inc	33,654
205	*	Duratek, Inc	4,090
8,957	*	Dynegy, Inc (Class A)	35,022
8,462		Edison International	293,801
17,396		El Paso Corp	184,050
1,865	*	El Paso Electric Co	35,435
665		Empire District Electric Co	15,468
1,138		Energen Corp	75,791
4,093		Energy East Corp	107,318
177		EnergySouth, Inc	5,068
5,785		Entergy Corp	408,768
1,748		Equitable Resources, Inc	100,405
17,522		Exelon Corp	804,085
8,795		FirstEnergy Corp	368,950
9,810		FPL Group, Inc	393,871
2,033		Great Plains Energy, Inc	62,169
2,242		Hawaiian Electric Industries, Inc	57,216
1,026		Idacorp, Inc	29,108
4,193		KeySpan Corp	163,401
2,645		Kinder Morgan, Inc	200,226
511		Laclede Group, Inc	14,921
3,272		MDU Resources Group, Inc	90,373
461		MGE Energy, Inc	15,282
266		Middlesex Water Co	4,828

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,966		National Fuel Gas Co	$56,208
729		New Jersey Resources Corp	31,733
1,577		Nicor, Inc	58,491
7,047		NiSource, Inc	160,601
3,475		Northeast Utilities	66,963
689		Northwest Natural Gas Co	24,921
2,151	*	NRG Energy, Inc	73,457
1,247		NSTAR	67,712
2,378		OGE Energy Corp	64,087
2,138		Oneok, Inc	65,893
890		Otter Tail Corp	22,286
1,085		Peoples Energy Corp	45,483
4,628		Pepco Holdings, Inc	97,142
10,533		PG&E Corp	359,175
1,993		Piedmont Natural Gas Co, Inc	45,919
2,464		Pinnacle West Capital Corp	104,745
1,795		PNM Resources, Inc	47,891
5,117		PPL Corp	276,267
6,543		Progress Energy, Inc	274,479
445	v*	Progress Energy, Inc (Cvo)	4
6,259		Public Service Enterprise Group, Inc	340,427
2,695		Puget Energy, Inc	59,398
2,210		Questar Corp	130,942
8,031	*	Reliant Resources, Inc	91,393
4,010		Republic Services, Inc	134,255
800		Resource America, Inc (Class A)	28,036
2,837		SCANA Corp	108,430
5,381		Sempra Energy	214,379
3,095	*	Sierra Pacific Resources	33,271
324		SJW Corp	11,382
333		South Jersey Industries, Inc	18,781
19,432		Southern Co	618,521
1,803	*	Southern Union Co	45,273
816		Southwest Gas Corp	19,715
464		Southwest Water Co	4,841
1,060	*	Stericycle, Inc	46,852
5,187		TECO Energy, Inc	81,332
6,473		TXU Corp	515,445
1,330		UGI Corp	60,409
345		UIL Holdings Corp	17,474
764		Unisource Energy Corp	23,661
2,227		Vectren Corp	59,327
1,137	*	Waste Connections, Inc	39,511
1,967		Westar Energy, Inc	42,566
950		Western Gas Resources, Inc	32,728
1,375		WGL Holdings, Inc	42,570
14,474		Williams Cos, Inc	272,256
3,053		Wisconsin Energy Corp	108,381
1,065		WPS Resources Corp	56,360
10,830		Xcel Energy, Inc	186,059

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	12,995,076

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.60%
722	*	Actel Corp	11,104
1,350		Adtran, Inc	23,814
609	*	Advanced Energy Industries, Inc	5,889
10,177	*	Advanced Micro Devices, Inc	164,053
1,672	*	Aeroflex, Inc	15,600
8,706	*	Agere Systems, Inc (Class A)	12,450
34,754	*	Agere Systems, Inc (Class B)	49,351
292	*	Alliance Semiconductor Corp	727
10,059	*	Altera Corp	198,967
4,778		American Power Conversion Corp	124,754

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

687	*	American Superconductor Corp	$6,856
1,842		Ametek, Inc	74,141
3,231	*	Amkor Technology, Inc	12,472
1,353		Amphenol Corp (Class A)	50,115
9,898		Analog Devices, Inc	357,714
700	*	Anaren Microwave, Inc	8,491
514	*	Applica, Inc	2,601
9,310	*	Applied Micro Circuits Corp	30,630
235		Applied Signal Technology, Inc	5,381
3,190	*	Arris Group, Inc	22,043
1,226	*	Artesyn Technologies, Inc	10,678
261	*	Atheros Communications, Inc	2,680
12,110	*	Atmel Corp	35,725
676	*	ATMI, Inc	16,927
2,900	*	Avanex Corp	3,770
1,162		AVX Corp	14,235
810		Baldor Electric Co	20,906
257		Bel Fuse, Inc (Class B)	7,787
1,291	*	Benchmark Electronics, Inc	41,093
6,613	*	Broadcom Corp (Class A)	197,861
1,170	*	Broadwing Corp	4,844
596		C&D Technologies, Inc	5,990
594	*	California Micro Devices Corp	3,000
563	*	Carrier Access Corp	3,355
74	*	Catapult Communications Corp	1,580
931	*	C-COR, Inc	5,660
673	*	Ceradyne, Inc	15,055
1,008	*	Checkpoint Systems, Inc	17,015
15,634	*	CIENA Corp	26,890
304	*	Comtech Telecommunications	15,838
4,626	*	Comverse Technology, Inc	116,668
4,488	*	Conexant Systems, Inc	6,732
2,269	*	Cree, Inc	49,351
1,104		CTS Corp	14,352
360		Cubic Corp	6,818
3,443	*	Cypress Semiconductor Corp	43,382
735	*	DDi Corp	2,058
473	*	Digital Theater Systems, Inc	8,566
166	*	Diodes, Inc	4,504
695	*	Ditech Communications Corp	8,667
795	*	DSP Group, Inc	20,479
320	*	Dupont Photomasks, Inc	8,534
5,393	*	Eagle Broadband, Inc	1,834
1,002	*	Electro Scientific Industries, Inc	19,429
11,198		Emerson Electric Co	727,086
312	*	EMS Technologies, Inc	4,243
1,851	*	Energizer Holdings, Inc	110,690
200	*	Energy Conversion Devices, Inc	4,546
1,762	*	Entegris, Inc	17,426
1,198	*	ESS Technology, Inc	6,313
1,032	*	Exar Corp	13,829
2,833	*	Fairchild Semiconductor International, Inc	43,430
4,657	*	Finisar Corp	5,821
174		Franklin Electric Co, Inc	6,565
10,324	*	Freescale Semiconductor, Inc (Class B)	178,089
1,189	*	FuelCell Energy, Inc	11,866
6,578	*	Gemstar-TV Guide International, Inc	28,614
279,725	d	General Electric Co	10,086,884
818	*	Genesis Microchip, Inc	11,820
246	*	Genlyte Group, Inc	22,133
2,670	*	GrafTech International Ltd	15,192
1,510		Harman International Industries, Inc	133,575
2,383	*	Harmonic, Inc	22,781
3,396		Harris Corp	110,879
754		Helix Technology Corp	11,664
47

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

596	*	Hexcel Corp	$9,244
1,542		Hubbell, Inc (Class B)	78,796
593	*	Hutchinson Technology, Inc	20,625
1,759	*	Integrated Circuit Systems, Inc	33,632
3,119	*	Integrated Device Technology, Inc	37,522
1,005	*	Integrated Silicon Solution, Inc	6,734
171,263		Intel Corp	3,978,439
1,494	*	Interdigital Communications Corp	22,888
1,877	*	International Rectifier Corp	85,404
4,054		Intersil Corp (Class A)	70,215
499		Inter-Tel, Inc	12,226
916	*	InterVoice, Inc	10,287
529	*	IXYS Corp	6,052
4,477	*	Jabil Circuit, Inc	127,684
36,159	*	JDS Uniphase Corp	60,386
2,675	*	Kemet Corp	20,731
2,526	*	Kopin Corp	7,755
2,413		L-3 Communications Holdings, Inc	171,371
215	*	LaserCard Corp	1,071
2,469	*	Lattice Semiconductor Corp	13,259
554	*	Lifeline Systems, Inc	16,797
8,155		Linear Technology Corp	312,418
463	*	Littelfuse, Inc	13,265
508		LSI Industries, Inc	5,705
10,469	*	LSI Logic Corp	58,522
667	*	Magnetek, Inc	3,555
1,123	*	Mattson Technology, Inc	8,917
8,622		Maxim Integrated Products, Inc	352,381
1,861		Maytag Corp	25,998
3,375	*	McData Corp (Class A)	12,724
366	*	Medis Technologies Ltd	5,248
1,479	*	MEMC Electronic Materials, Inc	19,893
597	*	Mercury Computer Systems, Inc	16,465
507	*	Merix Corp	5,683
1,436		Methode Electronics, Inc	17,390
160	*	Metrologic Instruments, Inc	3,597
1,757	*	Micrel, Inc	16,200
5,632		Microchip Technology, Inc	146,488
15,680	*	Micron Technology, Inc	162,131
1,400	*	Microsemi Corp	22,806
1,400	*	Microtune, Inc	6,034
525	*	Microvision, Inc	3,061
1,154	*	MIPS Technologies, Inc	13,271
696	*	Mobility Electronics, Inc	4,865
3,603		Molex, Inc	94,975
245	*	Monolithic System Technology, Inc	1,433
861	*	Moog, Inc (Class A)	38,917
62,112		Motorola, Inc	929,817
2,667	*	MRV Communications, Inc	8,614
1,418	*	Mykrolis Corp	20,277
128		National Presto Industries, Inc	5,158
9,692		National Semiconductor Corp	199,752
1,310	*	NMS Communications Corp	5,620
4,130	*	Novellus Systems, Inc	110,395
4,462	*	Nvidia Corp	106,017
1,567	*	Omnivision Technologies, Inc	23,740
3,389	*	ON Semiconductor Corp	13,387
1,842	*	Openwave Systems, Inc	22,454
5,270	*	Oplink Communications, Inc	8,274
517	*	Optical Communication Products, Inc	900
347	*	OSI Systems, Inc	6,076
1,109	*	Paradyne Networks, Inc	2,318
400		Park Electrochemical Corp	8,104
271	*	Pericom Semiconductor Corp	2,322
1,081	*	Photronics, Inc	19,566
48

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,100	*	Pixelworks, Inc	$8,965
1,135		Plantronics, Inc	43,221
1,032	*	Plexus Corp	11,878
1,364	*	Plug Power, Inc	9,002
557	*	PLX Technology, Inc	5,849
4,913	*	PMC-Sierra, Inc	43,234
2,974	*	Polycom, Inc	50,409
100	*	Powell Industries, Inc	1,852
690	*	Power Integrations, Inc	14,414
1,164	*	Power-One, Inc	5,657
2,262	*	Powerwave Technologies, Inc	17,508
2,744	*	QLogic Corp	111,132
42,916		Qualcomm, Inc	1,572,871
2,424	*	Rambus, Inc	36,530
354		Raven Industries, Inc	7,229
1,138	*	Rayovac Corp	47,341
616		Regal-Beloit Corp	17,735
2,121	*	Remec, Inc	11,199
4,968	*	RF Micro Devices, Inc	25,933
4,803		Rockwell Collins, Inc	228,575
458	*	Rogers Corp	18,320
14,370	*	Sanmina-SCI Corp	75,011
1,163	*	SBA Communications Corp	10,653
430	*	SBS Technologies, Inc	4,795
4,163		Scientific-Atlanta, Inc	117,480
500	*	Seachange International, Inc	6,475
1,640	*	Semtech Corp	29,307
504	*	Sigmatel, Inc	18,865
1,600	*	Silicon Image, Inc	16,096
1,038	*	Silicon Laboratories, Inc	30,839
800	*	Silicon Storage Technology, Inc	2,976
122	*	Siliconix, Inc	4,304
268	*	Sipex Corp	622
31,961	*	Sirius Satellite Radio, Inc	179,621
3,963	*	Skyworks Solutions, Inc	25,165
467		Smith (A.O.) Corp	13,482
661	*	Spatialight, Inc	3,338
600		Spectralink Corp	8,472
398	*	Standard Microsystems Corp	6,909
176	*	Stoneridge, Inc	2,149
3,056	*	Stratex Networks, Inc	5,623
700	*	Supertex, Inc	12,817
5,522	*	Sycamore Networks, Inc	19,658
1,400	*	Symmetricom, Inc	15,526
620	*	Synaptics, Inc	14,384
1,002		Technitrol, Inc	14,950
1,594	*	Tekelec	25,408
11,241	*	Tellabs, Inc	82,059
1,756	*	Terayon Communication Systems, Inc	5,408
679	*	Tessera Technologies, Inc	29,353
45,777		Texas Instruments, Inc	1,166,856
1,394	*	Thomas & Betts Corp	45,026
4,194	*	Transmeta Corp	3,900
528	*	Trident Microsystems, Inc	9,335
964	*	Tripath Technology, Inc	858
2,542	*	Triquint Semiconductor, Inc	8,592
1,148	*	TTM Technologies, Inc	12,008
100	*	Ulticom, Inc	1,113
395	*	Ultralife Batteries, Inc	6,762
400	*	Universal Display Corp	2,796
400	*	Universal Electronics, Inc	6,752
2,035	*	UTStarcom, Inc	22,283
1,329	*	Valence Technology, Inc	4,080
817	*	Varian Semiconductor Equipment Associates, Inc	31,054
3,743	*	Verso Technologies, Inc	1,347
49

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2	*	Vialta, Inc	$1
559	*	Viasat, Inc	10,448
270		Vicor Corp	2,819
3,809	*	Vishay Intertechnology, Inc	47,346
5,793	*	Vitesse Semiconductor Corp	15,525
1,200	*	Westell Technologies, Inc	6,612
1,880		Whirlpool Corp	127,332
567	*	Wilson Greatbatch Technologies, Inc	10,342
100		Woodhead Industries, Inc	1,360
9,056		Xilinx, Inc	264,707
652	*	Zhone Technologies, Inc	1,663

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	26,050,229

ENGINEERING AND MANAGEMENT SERVICES - 0.83%
500	*	Accelrys, Inc	2,965
261	*	Advisory Board Co	11,406
1,784	*	Affymetrix, Inc	76,427
1,267	*	Answerthink, Inc	5,233
600	*	Antigenics, Inc	4,020
1,934	*	Applera Corp (Celera Genomics Group)	19,823
1,473	*	Ariad Pharmaceuticals, Inc	8,249
1,443	*	Axonyx, Inc	1,775
4,932	*	BearingPoint, Inc	43,254
4,590	*	Celgene Corp	156,290
1,584	*	Century Business Services, Inc	6,494
118	*	CGI Group, Inc (Class A)	745
193	*	Charles River Associates, Inc	9,525
1,100	*	Ciphergen Biosystems, Inc	3,047
379	*	Cornell Cos, Inc	4,775
1,106		Corporate Executive Board Co	70,729
944	*	Corrections Corp of America	36,438
1,821	*	Covance, Inc	86,698
2,253	*	CuraGen Corp	9,372
759	*	CV Therapeutics, Inc	15,453
1,224	*	Decode Genetics, Inc	6,977
656	*	DiamondCluster International, Inc	10,562
1,500	*	Digitas, Inc	15,150
800	*	Diversa Corp	3,984
737	*	Dyax Corp	2,373
1,615	*	eResearch Technology, Inc	19,025
2,026	*	Exelixis, Inc	13,736
169	*	Exponent, Inc	4,037
2,303		Fluor Corp	127,655
595	*	Forrester Research, Inc	8,378
1,106	*	FTI Consulting, Inc	22,828
1,807	*	Gartner, Inc (Class A)	17,293
100	*	Genencor International, Inc	1,923
1,478	*	Gen-Probe, Inc	65,860
13,274		Halliburton Co	574,100
769	*	Hewitt Associates, Inc	20,455
1,684	*	Incyte Corp	11,502
243	*	Infrasource Services, Inc	2,916
1,392	*	Jacobs Engineering Group, Inc	72,273
609	*	Keryx Biopharmaceuticals, Inc	8,136
474	*	Kosan Biosciences, Inc	1,943
230		Landauer, Inc	10,934
368	*	LECG Corp	7,213
1,784	*	Lexicon Genetics, Inc	9,116
800	*	Lifecell Corp	7,120
563	*	Luminex Corp	4,239
797	*	Maxim Pharmaceuticals, Inc	1,403
643		MAXIMUS, Inc	21,534
393	*	Maxygen, Inc	3,372
3,386		Moody's Corp	273,792

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

800	*	Myriad Genetics, Inc	$14,712
1,293	*	Navigant Consulting, Inc	35,208
350	*	Neopharm, Inc	2,720
1,709	*	Oscient Pharmaceuticals Corp	3,999
695	*	Parexel International Corp	16,332
8,905		Paychex, Inc	292,262
1,005	*	Per-Se Technologies, Inc	15,427
1,517	*	Pharmaceutical Product Development, Inc	73,499
2,477	*	Pharmos Corp	1,561
588	*	PRG-Schultz International, Inc	2,946
2,137		Quest Diagnostics, Inc	224,663
600	*	Regeneration Technologies, Inc	6,186
861	*	Regeneron Pharmaceuticals, Inc	4,400
1,302	*	Resources Connection, Inc	27,251
282	*	Rigel Pharmaceuticals, Inc	4,523
567	*	Seattle Genetics, Inc	2,914
351	*	SFBC International, Inc	12,369
409	*	Sourcecorp	8,237
700	*	Symyx Technologies, Inc	15,435
125	*	Tejon Ranch Co	5,575
1,200	*	Telik, Inc	18,096
1,586	*	Tetra Tech, Inc	20,015
790	*	Transkaryotic Therapies, Inc	19,722
315	*	TRC Cos, Inc	4,630
482	*	Trimeris, Inc	5,427
596	*	URS Corp	17,135
520	*	Ventiv Health, Inc	11,960
700	*	Washington Group International, Inc	31,493
846		Watson Wyatt & Co Holdings	23,011

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,844,255

FABRICATED METAL PRODUCTS - 0.64%
922	*	Alliant Techsystems, Inc	65,877
3,162		Ball Corp	131,160
500		CIRCOR International, Inc	12,325
1,664		Commercial Metals Co	56,393
1,495		Crane Co	43,041
4,887	*	Crown Holdings, Inc	76,042
6,323		Danaher Corp	337,711
166	*	Drew Industries, Inc	6,250
1,036	*	Griffon Corp	22,181
100		Gulf Island Fabrication, Inc	2,346
1,344		Harsco Corp	80,116
6,732		Illinois Tool Works, Inc	602,716
733	*	Intermagnetics General Corp	17,841
2,538	*	Jacuzzi Brands, Inc	24,771
201		Lifetime Hoan Corp	3,114
11,506		Masco Corp	398,913
356	*	Mobile Mini, Inc	14,386
669	*	NCI Building Systems, Inc	25,823
1,649	*	Shaw Group, Inc	35,948
141		Silgan Holdings, Inc	9,162
824		Simpson Manufacturing Co, Inc	25,462
1,508		Snap-On, Inc	47,939
1,874		Stanley Works	84,836
273		Sturm Ruger & Co, Inc	1,892
1,356	*	Taser International, Inc	16,272
566		Valmont Industries, Inc	12,633
280	*	Water Pik Technologies, Inc	5,516
963		Watts Water Technologies, Inc (Class A)	31,403

		TOTAL FABRICATED METAL PRODUCTS	2,192,069

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

FOOD AND KINDRED PRODUCTS - 3.02%
400		American Italian Pasta Co (Class A)	$10,960
21,250		Anheuser-Busch Cos, Inc	1,007,037
15,362		Archer Daniels Midland Co	377,598
300	*	Boston Beer Co, Inc (Class A)	6,570
422		Cal-Maine Foods, Inc	3,317
5,566		Campbell Soup Co	161,525
55,806		Coca-Cola Co	2,325,436
6,012		Coca-Cola Enterprises, Inc	123,366
14,057		Conagra Foods, Inc	379,820
2,444	*	Constellation Brands, Inc (Class A)	129,214
2,222		Corn Products International, Inc	57,750
1,501	*	Darling International, Inc	5,989
4,123	*	Dean Foods Co	141,419
4,535	*	Del Monte Foods Co	49,205
904		Flowers Foods, Inc	25,502
7,740		General Mills, Inc	380,421
9,316		H.J. Heinz Co	343,201
169	*	Hansen Natural Corp	10,152
2,712	*	Hercules, Inc	39,297
4,576		Hershey Foods Corp	276,665
2,103		Hormel Foods Corp	65,424
284		J & J Snack Foods Corp	13,300
1,672		J.M. Smucker Co	84,102
6,373		Kellogg Co	275,760
7,011		Kraft Foods, Inc (Class A)	231,714
732		Lancaster Colony Corp	31,147
991		Lance, Inc	15,925
274	*	M&F Worldwide Corp	3,655
3,607		McCormick & Co, Inc (Non-Vote)	124,189
1,080		Molson Coors Brewing Co (Class B)	83,344
283	*	Peets Coffee & Tea, Inc	6,976
4,203		Pepsi Bottling Group, Inc	117,053
1,760		PepsiAmericas Inc	39,882
45,176		PepsiCo, Inc	2,395,683
461		Pilgrim's Pride Corp	16,467
708		Ralcorp Holdings, Inc	33,524
103		Sanderson Farms, Inc	4,451
21,144		Sara Lee Corp	468,551
1,177		Sensient Technologies Corp	25,376
2,442	*	Smithfield Foods, Inc	77,045
231		Tootsie Roll Industries, Inc	6,930
1,164		Topps Co, Inc	10,720
6,178		Tyson Foods, Inc (Class A)	103,049
4,222		Wrigley (Wm.) Jr Co	276,837

		TOTAL FOOD AND KINDRED PRODUCTS	10,365,548

FOOD STORES - 0.46%
787	*	7-Eleven, Inc	18,904
9,640		Albertson's, Inc	199,066
37		Arden Group, Inc (Class A)	2,626
229	*	Great Atlantic & Pacific Tea Co, Inc	3,412
636		Ingles Markets, Inc (Class A)	8,472
19,733	*	Kroger Co	316,320
947	*	Panera Bread Co (Class A)	53,534
327	*	Pantry, Inc	10,127
1,200	*	Pathmark Stores, Inc	7,572
814		Ruddick Corp	18,844
11,018	*	Safeway, Inc	204,164
10,487	*	Starbucks Corp	541,758
314		Weis Markets, Inc	11,577

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,552		Whole Foods Market, Inc	$158,506
665	*	Wild Oats Markets, Inc	7,069

		TOTAL FOOD STORES	1,561,951

FORESTRY - 0.12%
6,124		Weyerhaeuser Co	419,494

		TOTAL FORESTRY	419,494

FURNITURE AND FIXTURES - 0.26%
300		Bassett Furniture Industries, Inc	5,910
976		Ethan Allen Interiors, Inc	31,232
1,351		Furniture Brands International, Inc	29,465
1,898		Herman Miller, Inc	57,168
1,181		Hillenbrand Industries, Inc	65,510
1,516		HNI Corp	68,144
164		Hooker Furniture Corp	3,098
655	*	Interface, Inc (Class A)	4,467
4,934		Johnson Controls, Inc	275,120
620		Kimball International, Inc (Class B)	8,990
1,120		La-Z-Boy, Inc	15,602
5,184		Leggett & Platt, Inc	149,714
7,322		Newell Rubbermaid, Inc	160,645
1,025	*	Select Comfort Corp	20,951
170		Stanley Furniture Co, Inc	8,038

		TOTAL FURNITURE AND FIXTURES	904,054

FURNITURE AND HOMEFURNISHINGS STORES - 0.38%
8,134	*	Bed Bath & Beyond, Inc	297,216
7,103		Best Buy Co, Inc	383,633
5,664		Circuit City Stores, Inc (Circuit City Group)	90,907
707	*	Cost Plus, Inc	19,004
421	*	Electronics Boutique Holdings Corp	18,090
1,053	*	GameStop Corp (Class B)	23,482
562	*	Guitar Center, Inc	30,814
768		Haverty Furniture Cos, Inc	11,712
400	*	Kirkland's, Inc	4,424
1,249	*	Linens 'n Things, Inc	31,013
1,403	*	Mohawk Industries, Inc	118,273
2,864		Pier 1 Imports, Inc	52,211
4,417		RadioShack Corp	108,217
741	*	Restoration Hardware, Inc	4,224
1,118		Steelcase, Inc (Class A)	15,428
1,353	*	The Bombay Co, Inc	7,171
228	*	Trans World Entertainment Corp	3,358
2,516	*	Williams-Sonoma, Inc	92,463

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,311,640

GENERAL BUILDING CONTRACTORS - 0.46%
1,053		Beazer Homes U.S.A., Inc	52,503
200		Brookfield Homes Corp	8,442
3,346		Centex Corp	191,625
7,930		D.R. Horton, Inc	231,873
300	*	Dominion Homes, Inc	5,079
864	*	Hovnanian Enterprises, Inc (Class A)	44,064
1,035		KB Home	121,571
3,154		Lennar Corp (Class A)	178,769
264		Lennar Corp (Class B)	13,915
325		Levitt Corp (Class A)	8,333

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

266		M/I Homes, Inc	$13,015
731		MDC Holdings, Inc	50,914
500	*	Meritage Homes Corp	29,460
127	*	NVR, Inc	99,695
769	*	Palm Harbor Homes, Inc	12,504
2,846		Pulte Homes, Inc	209,551
1,146		Ryland Group, Inc	71,075
748		Standard-Pacific Corp	53,998
1,440	*	Toll Brothers, Inc	113,544
559		Walter Industries, Inc	23,786
594	*	WCI Communities, Inc	17,868
113	*	William Lyon Homes, Inc	8,667

		TOTAL GENERAL BUILDING CONTRACTORS	1,560,251

GENERAL MERCHANDISE STORES - 2.11%
1,137	*	99 Cents Only Stores	14,974
3,615	*	Big Lots, Inc	43,452
1,975	*	BJ's Wholesale Club, Inc	61,344
483	*	Brookstone, Inc	7,834
1,499		Casey's General Stores, Inc	26,937
12,319		Costco Wholesale Corp	544,254
1,455		Dillard's, Inc (Class A)	39,140
7,999		Dollar General Corp	175,258
2,856	*	Dollar Tree Stores, Inc	82,053
4,092		Family Dollar Stores, Inc	124,233
4,498		Federated Department Stores, Inc	286,253
1,283		Fred's, Inc	22,029
161	*	Gander Mountain Co	2,109
6,411		J.C. Penney Co, Inc	332,859
7,791	*	Kohl's Corp	402,249
7,668		May Department Stores Co	283,869
1,066		Neiman Marcus Group, Inc (Class A)	97,550
373	*	Retail Ventures, Inc	3,398
2,681		Saks, Inc	48,392
494	*	ShopKo Stores, Inc	10,977
556	*	Stein Mart, Inc	12,510
24,216		Target Corp	1,211,284
329	*	Tuesday Morning Corp	9,498
67,931		Wal-Mart Stores, Inc	3,404,023

		TOTAL GENERAL MERCHANDISE STORES	7,246,479

HEALTH SERVICES - 1.02%
1,356	*	Accredo Health, Inc	60,220
507	*	Amedisys, Inc	15,337
300	*	America Service Group, Inc	6,639
704	*	American Healthways, Inc	23,246
793	*	Amsurg Corp	20,063
1,196	*	Apria Healthcare Group, Inc	38,392
3,020	*	Beverly Enterprises, Inc	37,388
500	*	Bio-Reference Labs, Inc	6,960
12,425	*	Caremark Rx, Inc	494,266
1,059	*	Community Health Systems, Inc	36,970
90	*	Corvel Corp	1,919
2,459	*	Coventry Health Care, Inc	167,556
941	*	Cross Country Healthcare, Inc	15,771
2,791	*	DaVita, Inc	116,803
604	*	Enzo Biochem, Inc	8,710
1,865	*	Express Scripts, Inc	162,609
341	*	Genesis HealthCare Corp	14,625
671	*	Gentiva Health Services, Inc	10,857
11,273		HCA, Inc	603,895

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

6,304		Health Management Associates, Inc (Class A)	$165,039
2,018		Hooper Holmes, Inc	7,709
708	*	Kindred Healthcare, Inc	24,851
480	*	LabOne, Inc	16,550
3,849	*	Laboratory Corp of America Holdings	185,522
435		LCA-Vision, Inc	14,485
856	*	LifePoint Hospitals, Inc	37,527
2,772	*	Lincare Holdings, Inc	122,606
551	*	Magellan Health Services, Inc	18,762
2,673		Manor Care, Inc	97,190
450	*	Matria Healthcare, Inc	13,819
170	*	Medcath Corp	4,981
7,135	*	Medco Health Solutions, Inc	353,682
175		National Healthcare Corp	5,987
682	*	NeighborCare, Inc	19,948
1,126	*	OCA, Inc	4,786
631	*	Odyssey HealthCare, Inc	7,421
725		Option Care, Inc	14,928
533	*	Pediatrix Medical Group, Inc	36,558
1,128	*	Province Healthcare Co	27,174
479	*	Psychiatric Solutions, Inc	22,034
400	*	Radiation Therapy Services, Inc	7,592
500	*	RehabCare Group, Inc	14,355
2,025	*	Renal Care Group, Inc	76,828
100	*	Specialty Laboratories, Inc	955
470	*	Sunrise Senior Living, Inc	22,842
233	*	Symbion, Inc	4,979
12,116	*	Tenet Healthcare Corp	139,697
1,878	*	Triad Hospitals, Inc	94,088
792	*	United Surgical Partners International, Inc	36,250
1,141		Universal Health Services, Inc (Class B)	59,788
309	*	VistaCare, Inc (Class A)	6,325

		TOTAL HEALTH SERVICES	3,507,484

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
1,209		Granite Construction, Inc	31,761
675	*	Insituform Technologies, Inc (Class A)	9,794

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	41,555

HOLDING AND OTHER INVESTMENT OFFICES - 3.29%
326	*	4Kids Entertainment, Inc	7,208
1,000		Aames Investment Corp	8,200
690		Acadia Realty Trust	11,095
695		Affordable Residential Communities	8,792
336		Alabama National Bancorp	20,795
53	*	Alexander's, Inc	12,799
499		Alexandria Real Estate Equities, Inc	32,126
3,401		Allied Capital Corp	88,766
2,246		AMB Property Corp	84,899
806		Amcore Financial, Inc	22,769
400		American Campus Communities, Inc	8,400
2,556		American Financial Realty Trust	37,394
666		American Home Mortgage Investment Corp	19,074
394		AMLI Residential Properties Trust	10,792
3,324		Annaly Mortgage Management, Inc	62,358
1,284		Anthracite Capital, Inc	14,304
257		Anworth Mortgage Asset Corp	2,454
2,490		Apartment Investment & Management Co (Class A)	92,628
1,369		Apollo Investment Corp	22,972
197		Arbor Realty Trust, Inc	4,876
5,210		Archstone-Smith Trust	177,713

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,596		Arden Realty, Inc	$54,025
564		Ashford Hospitality Trust, Inc	5,753
2,006		AvalonBay Communities, Inc	134,181
477		Bedford Property Investors	10,413
600		Bimini Mortgage Management, Inc (Class A)	8,310
2,190		Boston Properties, Inc	131,904
1,073		Brandywine Realty Trust	30,473
1,328		BRE Properties, Inc (Class A)	46,878
2,000		Brookline Bancorp, Inc	29,800
1,425		Camden Property Trust	67,018
877		Capital Automotive REIT	29,046
637		Capital Lease Funding, Inc	7,039
77		Capital Southwest Corp	6,091
173		Capital Trust, Inc	5,740
105		Capitol Bancorp Ltd	3,176
866		Capstead Mortgage Corp	7,404
1,526		CarrAmerica Realty Corp	48,145
2,738		Catellus Development Corp	72,968
562		CBL & Associates Properties, Inc	40,189
463		Cedar Shopping Centers, Inc	6,593
1,174		Centerpoint Properties Trust	48,134
300		Cherokee, Inc	10,044
566	*	Circle Group Holdings, Inc	408
598		Colonial Properties Trust	22,969
1,283		Commercial Net Lease Realty, Inc	23,671
138		Community Banks, Inc	3,449
1,947		Cornerstone Realty Income Trust, Inc	19,314
957		Corporate Office Properties Trust	25,341
309		Correctional Properties Trust	7,802
936		Cousins Properties, Inc	24,214
2,446		Crescent Real Estate Equities Co	39,968
667		CRT Properties, Inc	14,527
2,785		Developers Diversified Realty Corp	110,704
3,891		Duke Realty Corp	116,146
437		Eastgroup Properties, Inc	16,475
663		Entertainment Properties Trust	27,468
1,440		Equity Inns, Inc	15,883
476		Equity Lifestyle Properties, Inc	16,779
10,776		Equity Office Properties Trust	324,681
800		Equity One, Inc	16,472
7,552		Equity Residential	243,250
644		Essex Property Trust, Inc	44,500
600		Extra Space Storage, Inc	8,100
1,274		Federal Realty Investment Trust	61,598
1,200	*	FelCor Lodging Trust, Inc	14,916
576	*	First Acceptance Corp	6,106
354		First Indiana Corp	8,567
1,143		First Industrial Realty Trust, Inc	43,240
3,420		First Niagara Financial Group, Inc	45,178
175		First Place Financial Corp	3,203
2,119		Fremont General Corp	46,597
3,885		Friedman Billings Ramsey Group, Inc	61,655
860		Gables Residential Trust	28,638
5,932		General Growth Properties, Inc	202,281
430		German American Bancorp	6,665
236		Gladstone Capital Corp	5,008
465		Glenborough Realty Trust, Inc	8,891
789		Glimcher Realty Trust	18,699
800		GMH Communities Trust	9,368
543		Government Properties Trust, Inc	5,408
400		Gramercy Capital Corp	7,800
350		Harris & Harris Group, Inc	4,214
3,586		Health Care Property Investors, Inc	84,163
1,388		Health Care REIT, Inc	44,416
1,251		Healthcare Realty Trust, Inc	45,586
56

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

546		Heritage Property Investment Trust	$16,205
974		Highland Hospitality Corp	10,081
1,624		Highwoods Properties, Inc	43,556
1,053		Home Properties, Inc	40,856
900		HomeBanc Corp	7,956
1,756		Hospitality Properties Trust	70,907
9,120		Host Marriott Corp	151,027
5,594		HRPT Properties Trust	66,625
1,765		IMPAC Mortgage Holdings, Inc	33,853
920		Innkeepers U.S.A. Trust	11,877
1,600		Investors Real Estate Trust	14,928
4,000		iShares Russell 2000 Index Fund	488,600
3,022		iStar Financial, Inc	124,446
800		Kilroy Realty Corp	32,728
2,555		Kimco Realty Corp	137,715
700		Kite Realty Group Trust	10,080
571		Kramont Realty Trust	13,361
5,290	*	La Quinta Corp	44,965
781		LaSalle Hotel Properties	22,688
1,140		Lexington Corporate Properties Trust	25,012
2,352		Liberty Property Trust	91,846
355		LTC Properties, Inc	6,159
1,028		Luminent Mortgage Capital, Inc	11,287
1,693		Macerich Co	90,203
1,812		Mack-Cali Realty Corp	76,738
956		Maguire Properties, Inc	22,829
1,580	*	Meristar Hospitality Corp	11,060
2,141		MFA Mortgage Investments, Inc	16,293
569		Mid-America Apartment Communities, Inc	20,769
1,511		Mills Corp	79,932
1,008		Mission West Properties, Inc	10,685
500		MortgageIT Holdings, Inc	7,975
913		National Health Investors, Inc	23,720
1,874	Nationwide Health Properties, Inc	37,874
960	New Century Financial Corp	44,947
2,873	New Plan Excel Realty Trust	72,141
900	Newcastle Investment Corp	26,640
704	Novastar Financial, Inc	25,351
1,305	Omega Healthcare Investors, Inc	14,329
478	Oriental Financial Group, Inc	11,195
900	Origen Financial, Inc	6,219
1,070	Pan Pacific Retail Properties, Inc	60,723
309	Parkway Properties, Inc	14,430
1,044	Pennsylvania Real Estate Investment Trust	42,094
4,929	Plum Creek Timber Co, Inc	175,965
7,131	Popular, Inc	173,426
848	Post Properties, Inc	26,322
1,029	Prentiss Properties Trust	35,151
400	PrivateBancorp, Inc	12,564
4,823	Prologis	178,933
450	Prosperity Bancshares, Inc	11,921
437	PS Business Parks, Inc	17,611
2,174	Public Storage, Inc	123,788
531	RAIT Investment Trust	14,241
311	Ramco-Gershenson Properties	8,444
2,302	Realty Income Corp	52,670
1,677	Reckson Associates Realty Corp	51,484
350	Redwood Trust, Inc	17,913
1,304	Regency Centers Corp	62,110
404	Sandy Spring Bancorp, Inc	13,057
340	Saul Centers, Inc	10,880
1,300	Saxon Capital, Inc	22,360
1,322	Senior Housing Properties Trust	22,051
1,309	Shurgard Storage Centers, Inc (Class A)	53,643
4,335	Simon Property Group, Inc	262,614
57

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,035		SL Green Realty Corp	$58,188
372		Sovran Self Storage, Inc	14,742
22,000		SPDR Trust Series 1	2,595,120
1,400		Spirit Finance Corp	15,204
500		Strategic Hotel Capital, Inc	7,350
278		Suffolk Bancorp	9,182
366		Sun Communities, Inc	13,103
1,209		Susquehanna Bancshares, Inc	29,475
766		Tanger Factory Outlet Centers, Inc	16,852
273	*	Tarragon Realty Investors, Inc	5,512
1,400		Taubman Centers, Inc	38,836
2,222		Thornburg Mortgage, Inc	62,305
244		Tompkins Trustco, Inc	10,382
559		Town & Country Trust	14,786
2,431		Trizec Properties, Inc	46,189
3,488		United Dominion Realty Trust, Inc	72,795
288		Universal Health Realty Income Trust	8,136
562		Urstadt Biddle Properties, Inc (Class A)	8,570
2,492		Ventas, Inc	62,200
2,422		Vornado Realty Trust	167,772
23,128		Washington Mutual, Inc	913,556
1,105		Washington Real Estate Investment Trust	31,769
2,101		Weingarten Realty Investors	72,505
300		Westfield Financial, Inc	7,500
600		Winston Hotels, Inc	7,020

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	11,267,158

HOTELS AND OTHER LODGING PLACES - 0.40%
196		Ameristar Casinos, Inc	10,717
458	*	Bluegreen Corp	5,885
1,136		Boyd Gaming Corp	59,242
506		Choice Hotels International, Inc	31,347
241	*	Empire Resorts, Inc	1,742
9,942		Hilton Hotels Corp	222,204
500	*	Las Vegas Sands Corp	22,500
1,649	*	Mandalay Resort Group	116,238
485		Marcus Corp	9,942
5,080		Marriott International, Inc (Class A)	339,649
1,630	*	MGM Mirage	115,437
788	*	Pinnacle Entertainment, Inc	13,160
5,630		Starwood Hotels & Resorts Worldwide, Inc	337,969
584	*	Vail Resorts, Inc	14,746
932	*	Wynn Resorts Ltd	63,134

		TOTAL HOTELS AND OTHER LODGING PLACES	1,363,912

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.97%
20,727		3M Co	1,776,097
128	*	Aaon, Inc	2,107
568	*	Actuant Corp	25,515
2,884	*	Adaptec, Inc	13,814
1,946	*	Advanced Digital Information Corp	15,957
2,124	*	AGCO Corp	38,763
513		Albany International Corp (Class A)	15,841
5,031		American Standard Cos, Inc	233,841
20,938	*	Apple Computer, Inc	872,486
44,666		Applied Materials, Inc	725,822
455	*	Astec Industries, Inc	10,033
177	*	ASV, Inc	7,017
1,413	*	Asyst Technologies, Inc	6,768
814	*	Authentidate Holding Corp	3,248
1,183	*	Avocent Corp	30,356

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,844	*	Axcelis Technologies, Inc	$20,761
8,804		Baker Hughes, Inc	391,690
2,119		Black & Decker Corp	167,380
472		Black Box Corp	17,658
1,362		Briggs & Stratton Corp	49,590
1,285	*	Brooks Automation, Inc	19,506
200		Bucyrus International, Inc (Class A)	7,812
328		Cascade Corp	11,480
9,026		Caterpillar, Inc	825,337
2,247	*	Cirrus Logic, Inc	10,156
178,971	*	Cisco Systems, Inc	3,201,791
1,497	*	Cooper Cameron Corp	85,643
2,413	*	Cray, Inc	6,153
1,073		Cummins, Inc	75,486
361	*	Cuno, Inc	18,552
1,006	*	Cymer, Inc	26,931
6,556		Deere & Co	440,104
67,009	*	Dell, Inc	2,574,486
1,867		Diebold, Inc	102,405
2,172		Donaldson Co, Inc	70,112
1,200	*	Dot Hill Systems Corp	7,140
5,467		Dover Corp	206,598
88	*	Dril-Quip, Inc	2,705
4,104		Eaton Corp	268,402
1,285	*	Electronics For Imaging, Inc	22,924
63,456	*	EMC Corp	781,778
1,918	*	Emulex Corp	36,135
465		Engineered Support Systems, Inc	24,887
549	*	EnPro Industries, Inc	15,098
565	*	Esterline Technologies Corp	19,521
448	*	FalconStor Software, Inc	2,675
368	*	Flanders Corp	4,151
1,541	*	Flowserve Corp	39,866
1,696	*	FMC Technologies, Inc	56,273
841	*	FSI International, Inc	3,557
498	*	Gardner Denver, Inc	19,676
6,285	*	Gateway, Inc	25,329
100	*	General Binding Corp	2,100
303	*	Global Power Equipment Group, Inc	2,903
125		Gorman-Rupp Co	2,683
2,025		Graco, Inc	81,729
2,416	*	Grant Prideco, Inc	58,371
76,968		Hewlett-Packard Co	1,688,678
465	*	Hydril	27,161
1,347	*	Hypercom Corp	6,371
1,320		IDEX Corp	53,262
885	*	InFocus Corp	5,080
44,675	d	International Business Machines Corp	4,082,402
9,436		International Game Technology	251,564
471	*	Intevac, Inc	4,442
1,363	*	Iomega Corp	5,847
2,492		ITT Industries, Inc	224,878
1,166		JLG Industries, Inc	25,127
2,085		Joy Global, Inc	73,100
277	*	Kadant, Inc	5,138
816		Kaydon Corp	25,622
1,026		Kennametal, Inc	48,725
700	*	Komag, Inc	15,645
1,778	*	Kulicke & Soffa Industries, Inc	11,184
3,747	*	Lam Research Corp	108,138
1,100		Lennox International, Inc	24,112
3,475	*	Lexmark International, Inc	277,896
1,041		Lincoln Electric Holdings, Inc	31,313
347		Lindsay Manufacturing Co	6,621
200		Lufkin Industries, Inc	9,658
59

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

698		Manitowoc Co, Inc	$28,192
5,887	*	Maxtor Corp	31,319
308	*	Maxwell Technologies, Inc	2,824
854	*	Micros Systems, Inc	31,350
126		Middleby Corp	6,224
317	*	Milacron, Inc	967
584		Modine Manufacturing Co	17,129
108		Nacco Industries, Inc (Class A)	11,010
4,585	*	National Oilwell Varco, Inc	214,120
609	*	Netgear, Inc	9,190
8,387	*	Network Appliance, Inc	231,984
806		Nordson Corp	29,677
900	*	Oil States International, Inc	18,495
613	*	Omnicell, Inc	4,420
300	*	Overland Storage, Inc	4,404
3,490		Pall Corp	94,649
1,177	*	PalmOne, Inc	29,872
3,212		Parker Hannifin Corp	195,675
728	*	Paxar Corp	15,536
2,766		Pentair, Inc	107,874
6,196		Pitney Bowes, Inc	279,564
568	*	Planar Systems, Inc	5,123
703	*	Presstek, Inc	5,427
590	*	ProQuest Co	21,329
3,577	*	Quantum Corp	10,409
115		Robbins & Myers, Inc	2,531
4,937		Rockwell Automation, Inc	279,632
4,666	*	Sandisk Corp	129,715
45		Sauer-Danfoss, Inc	1,018
234		Schawk, Inc	4,271
2,129	*	Scientific Games Corp (Class A)	48,648
200	*	Semitool, Inc	2,040
7,352	*	Silicon Graphics, Inc	8,749
567	*	Simpletech, Inc	2,234
2,627		Smith International, Inc	164,792
23,884	*	Solectron Corp	82,877
1,998		SPX Corp	86,473
344		Standex International Corp	9,391
805		Stewart & Stevenson Services, Inc	18,426
2,951	*	Storage Technology Corp	90,891
6,473		Symbol Technologies, Inc	93,794
367		Tecumseh Products Co (Class A)	14,537
234		Tennant Co	9,053
1,188	*	Terex Corp	51,440
546		Thomas Industries, Inc	21,643
1,676		Timken Co	45,822
670		Toro Co	59,295
241	*	Transact Technologies, Inc	2,412
810	*	Ultratech, Inc	11,826
1,102	*	UNOVA, Inc	22,756
647	*	Veeco Instruments, Inc	9,737
5,786	*	Western Digital Corp	73,771
300		Woodward Governor Co	21,510
25,661	*	Xerox Corp	388,764
4,980	*	Xybernaut Corp	2,092
1,239		York International Corp	48,544
1,684	*	Zebra Technologies Corp (Class A)	79,973

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	23,892,583

INSTRUMENTS AND RELATED PRODUCTS - 2.88%
492	*	Abaxis, Inc	4,354
429	*	Abiomed, Inc	4,539
266	*	ADE Corp	5,905

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

836	*	Advanced Medical Optics, Inc	$30,272
488	*	Advanced Neuromodulation Systems, Inc	13,083
12,658	*	Agilent Technologies, Inc	281,008
900	*	Aksys Ltd	2,853
1,500	*	Align Technology, Inc	9,360
1,136	*	American Medical Systems Holdings, Inc	19,516
223		Analogic Corp	9,645
5,435		Applera Corp (Applied Biosystems Group)	107,287
356		Arrow International, Inc	12,229
700	*	Arthrocare Corp	19,950
249	*	Aspect Medical Systems, Inc	5,376
500	*	August Technology Corp	5,860
2,866		Bard (C.R.), Inc	195,117
1,284		Bausch & Lomb, Inc	94,117
16,220		Baxter International, Inc	551,156
1,704		Beckman Coulter, Inc	113,231
6,588		Becton Dickinson & Co	384,871
312		BEI Technologies, Inc	7,479
506		Biolase Technology, Inc	4,301
6,906		Biomet, Inc	250,688
432	*	Bio-Rad Laboratories, Inc (Class A)	21,043
17,486	*	Boston Scientific Corp	512,165
446	*	Bruker BioSciences Corp	1,570
414	*	Candela Corp	3,693
1,933	*	Cardiac Science, Inc	2,223
800	*	Cardiodynamics International Corp	2,336
1,175	*	Cepheid, Inc	11,362
124	*	Closure Medical Corp	3,311
1,131		Cognex Corp	28,139
793	*	Coherent, Inc	26,772
475		Cohu, Inc	7,576
465	*	Conceptus, Inc	3,627
987	*	Conmed Corp	29,728
1,097		Cooper Cos, Inc	79,971
2,710	*	Credence Systems Corp	21,436
700	*	CTI Molecular Imaging, Inc	14,189
367	*	Cyberonics, Inc	16,210
209	*	Cyberoptics Corp	2,608
2,908	*	Cytyc Corp	66,913
446		Datascope Corp	13,639
2,255		Dentsply International, Inc	122,695
594	*	Depomed, Inc	2,340
360	*	Dionex Corp	19,620
503	*	DJ Orthopedics, Inc	12,600
545	*	DRS Technologies, Inc	23,162
7,790		Eastman Kodak Co	253,564
656		EDO Corp	19,713
1,437	*	Edwards Lifesciences Corp	62,107
866	*	Encore Medical Corp	4,659
300	*	ESCO Technologies, Inc	24,105
159	*	Exactech, Inc	2,698
245	*	Excel Technology, Inc	6,022
500		E-Z-Em-Inc	5,960
298	*	Faro Technologies, Inc	7,015
815	*	FEI Co	18,867
2,962	*	Fisher Scientific International, Inc	168,597
1,894	*	Flir Systems, Inc	57,388
781	*	Formfactor, Inc	17,682
1,212	*	Fossil, Inc	31,421
8,339		Guidant Corp	616,252
364	*	Haemonetics Corp	15,346
564	*	Hanger Orthopedic Group, Inc	3,356
463	*	Herley Industries, Inc	7,922
463	*	Hologic, Inc	14,758
283	*	ICU Medical, Inc	10,046
61

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

511	*	I-Flow Corp	$8,089
600	*	II-VI, Inc	10,464
819	*	Illumina, Inc	6,618
1,017	*	Inamed Corp	71,068
1,170	*	Input/Output, Inc	7,546
454	*	Integra LifeSciences Holding	15,990
837	*	Intuitive Surgical, Inc	38,058
737		Invacare Corp	32,892
500	*	Ista Pharmaceuticals, Inc	4,940
593	*	Itron, Inc	17,577
995	*	Ixia	17,701
328		Keithley Instruments, Inc	5,291
207	*	Kensey Nash Corp	5,606
5,143		KLA-Tencor Corp	236,629
261	*	KVH Industries, Inc	2,378
655	*	Kyphon, Inc	16,486
509	*	Laserscope	16,156
219	*	LeCroy Corp	3,751
1,994	*	Lexar Media, Inc	9,930
1,706	*	LTX Corp	7,575
301	*	Measurement Specialties, Inc	6,923
208	*	Medical Action Industries, Inc	3,931
32,140		Medtronic, Inc	1,637,533
1,244		Mentor Corp	39,932
814	*	Merit Medical Systems, Inc	9,760
1,088	*	Mettler-Toledo International, Inc	51,680
267	*	Micro Therapeutics, Inc	1,031
1,370	*	Millipore Corp	59,458
672		Mine Safety Appliances Co	26,033
854	*	MKS Instruments, Inc	13,562
369	*	Molecular Devices Corp	7,011
824		Movado Group, Inc	15,244
779		MTS Systems Corp	22,614
958	*	Nanogen, Inc	3,334
1,300	*	Newport Corp	18,837
609		Oakley, Inc	7,807
1,941	*	Orbital Sciences Corp	18,789
883	*	Orthologic Corp	4,468
1,142	*	Orthovita, Inc	3,883
338	*	Palomar Medical Technologies, Inc	9,116
3,347		PerkinElmer, Inc	69,049
500	*	Photon Dynamics, Inc	9,530
1,605	*	Pinnacle Systems, Inc	8,972
500	*	Possis Medical, Inc	4,185
972	*	RAE Systems, Inc	2,984
11,853		Raytheon Co	458,711
812	*	Resmed, Inc	45,797
824	*	Respironics, Inc	48,014
311	*	Rofin-Sinar Technologies, Inc	9,996
1,002		Roper Industries, Inc	65,631
500	*	Rudolph Technologies, Inc	7,530
309	*	Sirf Technology Holdings, Inc	3,448
519	*	Sonic Innovations, Inc	2,896
491	*	Sonic Solutions, Inc	7,390
600	*	SonoSite, Inc	15,588
9,324	*	St. Jude Medical, Inc	335,664
722	*	Star Scientific, Inc	3,819
2,032	*	Steris Corp	51,308
7,542		Stryker Corp	336,449
1,064	*	Sybron Dental Specialties, Inc	38,198
100		Sypris Solutions, Inc	1,072
1,152	*	Techne Corp	46,287
2,257		Tektronix, Inc	55,364
873		Teleflex, Inc	44,680
5,161	*	Teradyne, Inc	75,351
62

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

4,661	*	Thermo Electron Corp	$117,877
1,256	*	Thermogenesis	6,280
1,349	*	Thoratec Corp	16,485
1,427	*	Trimble Navigation Ltd	48,247
775	*	TriPath Imaging, Inc	5,456
152		United Industrial Corp	4,502
396	*	Urologix, Inc	1,818
3,662	*	Varian Medical Systems, Inc	125,533
804	*	Varian, Inc	30,464
702	*	Ventana Medical Systems, Inc	26,297
1,005	*	Viasys Healthcare, Inc	19,175
644	*	Viisage Technology, Inc	2,170
1,413	*	Visx, Inc	33,121
81		Vital Signs, Inc	3,231
3,268	*	Waters Corp	116,962
514	*	Wright Medical Group, Inc	12,336
544		X-Rite, Inc	8,182
300		Young Innovations, Inc	10,995
6,459	*	Zimmer Holdings, Inc	502,575
300	*	Zoll Medical Corp	6,759
424	*	Zygo Corp	5,495

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	9,876,167

INSURANCE AGENTS, BROKERS AND SERVICE - 0.24%
8,265		AON Corp	188,773
1,468		Brown & Brown, Inc	67,660
454		Clark, Inc	7,028
364		Crawford & Co (Class B)	2,603
2,279		Gallagher (Arthur J.) & Co	65,635
998		Hilb, Rogal & Hamilton Co	35,728
13,738		Marsh & McLennan Cos, Inc	417,910
746		National Financial Partners Corp	29,691
209	*	United America Indemnity Ltd (Class A)	3,938
993	*	USI Holdings Corp	11,697

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	830,663

INSURANCE CARRIERS - 4.91%
637		21st Century Insurance Group	8,886
8,196		Aetna, Inc	614,290
13,338		Aflac, Inc	496,974
1,285		Alfa Corp	18,568
85	*	Alleghany Corp	23,545
1,604	*	Allmerica Financial Corp	57,664
18,564		Allstate Corp	1,003,570
2,811		Ambac Financial Group, Inc	210,122
1,014		American Financial Group, Inc	31,231
60,854		American International Group, Inc	3,371,920
100		American National Insurance Co	10,590
300	*	American Physicians Capital, Inc	10,281
1,162	*	AMERIGROUP Corp	42,483
1,153		AmerUs Group Co	54,479
463	*	Argonaut Group, Inc	9,825
1,570		Assurant, Inc	52,909
437		Baldwin & Lyons, Inc (Class B)	11,336
1,875		Berkley (W.R.) Corp	93,000
426		Bristol West Holdings, Inc	6,603
1,142	*	Centene Corp	34,249
849	*	Ceres Group, Inc	4,610
5,003		Chubb Corp	396,588
3,605		Cigna Corp	321,926
4,097		Cincinnati Financial Corp	178,670

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,295	*	Citizens, Inc	$7,446
643	*	CNA Financial Corp	18,043
362	*	CNA Surety Corp	4,923
659		Commerce Group, Inc	40,845
3,868	*	Conseco, Inc	78,985
1,291	*	Danielson Holdings Corp	22,270
835		Delphi Financial Group, Inc (Class A)	35,905
241		Direct General Corp	4,950
117		Donegal Group, Inc	2,126
870		Erie Indemnity Co (Class A)	45,344
579		FBL Financial Group, Inc (Class A)	16,212
4,338		Fidelity National Financial, Inc	142,894
2,010		First American Corp	66,209
226	*	FPIC Insurance Group, Inc	7,266
3,279		Genworth Financial, Inc	90,238
101		Great American Financial Resources, Inc	1,711
695		Harleysville Group, Inc	13,803
7,689		Hartford Financial Services Group, Inc	527,158
1,472		HCC Insurance Holdings, Inc	53,228
3,013	*	Health Net, Inc	98,555
415	*	HealthExtras, Inc	6,910
887		Horace Mann Educators Corp	15,735
4,096	*	Humana, Inc	130,826
180		Independence Holding Co	3,245
582		Infinity Property & Casualty Corp	18,193
3,557		Jefferson-Pilot Corp	174,471
91		Kansas City Life Insurance Co	4,437
321		Landamerica Financial Group, Inc	16,060
2,275		Leucadia National Corp	78,146
4,736		Lincoln National Corp	213,783
3,893		Loews Corp	286,291
239	*	Markel Corp	82,505
3,822		MBIA, Inc	199,814
753		Mercury General Corp	41,611
10,639		MetLife, Inc	415,985
2,553		MGIC Investment Corp	157,444
306		Midland Co	9,642
200	*	Molina Healthcare, Inc	9,218
29	*	National Western Life Insurance Co (Class A)	4,957
1,583		Nationwide Financial Services, Inc (Class A)	56,830
300	*	Navigators Group, Inc	9,944
329		Odyssey Re Holdings Corp	8,238
1,897	*	Ohio Casualty Corp	43,593
4,835		Old Republic International Corp	112,607
2,282	*	Pacificare Health Systems, Inc	129,891
302	*	Philadelphia Consolidated Holding Corp	23,414
3,272		Phoenix Cos, Inc	41,816
90	*	Pico Holdings, Inc	2,332
1,362	*	PMA Capital Corp (Class A)	10,896
2,634		PMI Group, Inc	100,118
370		Presidential Life Corp	6,024
8,091		Principal Financial Group	311,423
737	*	ProAssurance Corp	29,111
5,322		Progressive Corp	488,347
1,841		Protective Life Corp	72,351
13,947		Prudential Financial, Inc	800,558
2,530		Radian Group, Inc	120,782
834		Reinsurance Group of America, Inc	35,512
488		RLI Corp	20,228
3,350		Safeco Corp	163,178
282		Safety Insurance Group, Inc	8,731
742		Selective Insurance Group, Inc	34,303
625	*	Sierra Health Services, Inc	39,900
17,767		St. Paul Travelers Cos, Inc	652,582
848		Stancorp Financial Group, Inc	71,893
64

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

374		State Auto Financial Corp	$9,956
432		Stewart Information Services Corp	16,209
3,001		Torchmark Corp	156,652
598		Transatlantic Holdings, Inc	39,600
263	*	Triad Guaranty, Inc	13,836
928		UICI	22,504
398		United Fire & Casualty Co	13,464
17,745		UnitedHealth Group, Inc	1,692,518
1,533		Unitrin, Inc	69,598
320	*	Universal American Financial Corp	5,536
8,125		UnumProvident Corp	138,287
1,016	*	Vesta Insurance Group, Inc	3,607
100	*	WellCare Health Plans, Inc	3,046
600	*	WellChoice, Inc	31,986
7,828	*	WellPoint, Inc	981,240
19		Wesco Financial Corp	7,315
300		Zenith National Insurance Corp	15,558

		TOTAL INSURANCE CARRIERS	16,827,217

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00%
400	*	Geo Group, Inc	11,432

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	11,432

LEATHER AND LEATHER PRODUCTS - 0.12%
469		Brown Shoe Co, Inc	16,073
5,078	*	Coach, Inc	287,567
648		K-Swiss, Inc (Class A)	21,403
268	*	Steven Madden Ltd	4,473
513	*	Timberland Co (Class A)	36,387
75		Weyco Group, Inc	3,283
1,606		Wolverine World Wide, Inc	34,417

		TOTAL LEATHER AND LEATHER PRODUCTS	403,603

LEGAL SERVICES - 0.00%
162		Pre-Paid Legal Services, Inc	5,482

		TOTAL LEGAL SERVICES	5,482

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
2,498	*	Laidlaw International, Inc	51,958

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	51,958

LUMBER AND WOOD PRODUCTS - 0.11%
174		American Woodmark Corp	6,313
2,253	*	Champion Enterprises, Inc	21,178
347		Deltic Timber Corp	13,568
6,852		Georgia-Pacific Corp	243,177
1,567		Rayonier, Inc	77,613
134		Skyline Corp	5,158
455		Universal Forest Products, Inc	17,677

		TOTAL LUMBER AND WOOD PRODUCTS	384,684

METAL MINING - 0.29%
602		Cleveland-Cliffs, Inc	43,868
5,381	*	Coeur D'alene Mines Corp	19,748

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

4,028		Freeport-McMoRan Copper & Gold, Inc (Class A)	$159,549
4,323	*	Hecla Mining Co	23,690
10,758		Newmont Mining Corp	454,525
2,543		Phelps Dodge Corp	258,699
429		Royal Gold, Inc	7,864
317		Southern Peru Copper Corp	17,581
1,834	*	Stillwater Mining Co	18,065

		TOTAL METAL MINING	1,003,589

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.25%
870		Blyth, Inc	27,701
1,930		Callaway Golf Co	24,704
400	*	Daktronics, Inc	8,660
221		Escalade, Inc	3,012
3,956		Fortune Brands, Inc	318,972
3,526		Hasbro, Inc	72,107
2,086	*	Identix, Inc	10,534
815	*	Jakks Pacific, Inc	17,498
1,500	*	K2, Inc	20,625
492	*	Leapfrog Enterprises, Inc	5,584
11,356		Mattel, Inc	242,451
699		Nautilus, Inc	16,608
300		Penn Engineering & Manufacturing Corp	5,415
360	*	RC2 Corp	12,240
239		Russ Berrie & Co, Inc	4,577
1,005	*	Shuffle Master, Inc	29,105
189	*	Steinway Musical Instruments, Inc	5,662
1,163		Yankee Candle Co, Inc	36,867

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	862,322

MISCELLANEOUS RETAIL - 1.50%
505	*	1-800-Flowers.com, Inc (Class A)	3,823
564	*	AC Moore Arts & Crafts, Inc	15,036
918	*	Alloy, Inc	5,398
7,655	*	Amazon.com, Inc	262,337
1,303	*	Barnes & Noble, Inc	44,940
500		Big 5 Sporting Goods Corp	12,350
109		Blair Corp	3,594
198		Blockbuster, Inc (Class B)	1,655
105	*	Blue Nile, Inc	2,903
2,194		Borders Group, Inc	58,404
100	*	Build-A-Bear Workshop, Inc	3,065
996		Cash America International, Inc	21,842
1,174	*	Coldwater Creek, Inc	21,696
10,468		CVS Corp	550,826
849	*	Dick's Sporting Goods, Inc	31,184
1,400	*	Drugstore.com, Inc	3,612
27,556	*	eBay, Inc	1,026,737
600		Hancock Fabrics, Inc	4,464
659	*	Hibbett Sporting Goods, Inc	19,796
550	*	Jill (J.) Group, Inc	7,568
1,017		Longs Drug Stores Corp	34,802
1,494	*	Marvel Enterprises, Inc	29,880
4,020		Michaels Stores, Inc	145,926
682		MSC Industrial Direct Co (Class A)	20,842
8,539	*	Office Depot, Inc	189,395
2,539		Omnicare, Inc	90,008
306	*	Overstock.com, Inc	13,155
200	*	Party City Corp	2,928
121	*	PC Connection, Inc	710

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

519	*	PC Mall, Inc	$6,446
998	*	Petco Animal Supplies, Inc	36,736
4,011		Petsmart, Inc	115,316
719	*	Priceline.com, Inc	18,119
12,886	*	Rite Aid Corp	51,029
2,163	*	Sears Holdings Corp	288,047
251	*	Sharper Image Corp	4,169
225	*	Sports Authority, Inc	6,187
490	*	Stamps.com, Inc	8,134
13,328		Staples, Inc	418,899
3,670		Tiffany & Co	126,688
5,866	*	Toys 'R' Us, Inc	151,108
394	*	Valuevision International, Inc (Class A)	4,874
27,132		Walgreen Co	1,205,203
506		World Fuel Services Corp	15,939
1,466	*	Zale Corp	43,570

		TOTAL MISCELLANEOUS RETAIL	5,129,340

MOTION PICTURES - 1.32%
884	*	Avid Technology, Inc	47,842
4,898		Blockbuster, Inc (Class A)	43,249
216		Carmike Cinemas, Inc	8,053
800	*	DreamWorks Animation SKG, Inc (Class A)	32,568
71,173	*	Liberty Media Corp (Class A)	738,064
1,594		Metro-Goldwyn-Mayer, Inc	19,048
650		Movie Gallery, Inc	18,642
683	*	NetFlix, Inc	7,411
371	*	Reading International, Inc	2,616
947		Regal Entertainment Group (Class A)	19,915
116,195	*	Time Warner, Inc	2,039,222
54,297		Walt Disney Co	1,559,953

		TOTAL MOTION PICTURES	4,536,583

NONDEPOSITORY INSTITUTIONS - 2.10%
460	*	Accredited Home Lenders Holding Co	16,666
1,500		Advance America Cash Advance Centers, Inc	23,220
175		Advanta Corp (Class A)	3,640
1,873		American Capital Strategies Ltd	58,831
29,914		American Express Co	1,536,682
4,338	*	AmeriCredit Corp	101,683
261		Asta Funding, Inc	5,525
372		Beverly Hills Bancorp, Inc	3,988
6,309		Capital One Financial Corp	471,724
1,071	*	CapitalSource, Inc	24,633
1,377		CharterMac	29,606
5,466		CIT Group, Inc	207,708
629	*	CompuCredit Corp	16,744
14,917		Countrywide Financial Corp	484,206
183	*	Credit Acceptance Corp	3,620
2,470		Doral Financial Corp	54,068
342	*	Encore Capital Group, Inc	4,976
25,736		Fannie Mae	1,401,325
210		Federal Agricultural Mortgage Corp (Class C)	3,673
441		Financial Federal Corp	15,598
330	*	First Cash Financial Services, Inc	6,986
400	*	First Marblehead Corp	23,012
18,270		Freddie Mac	1,154,664
30,003		MBNA Corp	736,574
776		MCG Capital Corp	11,939
908	*	Metris Cos, Inc	10,524
228	*	Nelnet, Inc	7,257

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

7,803	*	Providian Financial Corp	$133,899
11,611		SLM Corp	578,692
126		Student Loan Corp	26,335
370		Westcorp	15,632
295	*	WFS Financial, Inc	12,729
401	*	World Acceptance Corp	10,234

		TOTAL NONDEPOSITORY INSTITUTIONS	7,196,593

NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
401		Amcol International Corp	7,523
2,830		Vulcan Materials Co	160,829

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	168,352

OIL AND GAS EXTRACTION - 2.20%
6,350		Anadarko Petroleum Corp	483,235
8,700		Apache Corp	532,701
362	*	Atwood Oceanics, Inc	24,087
568		Berry Petroleum Co (Class A)	29,224
4,251		BJ Services Co	220,542
625	*	Brigham Exploration Co	5,769
10,649		Burlington Resources, Inc	533,195
786		Cabot Oil & Gas Corp (Class A)	43,348
944	*	Cal Dive International, Inc	42,763
353	*	Callon Petroleum Co	5,486
732	*	Cheniere Energy, Inc	47,221
8,121		Chesapeake Energy Corp	178,175
962	*	Cimarex Energy Co	37,518
92	*	Clayton Williams Energy, Inc	2,383
777	*	Comstock Resources, Inc	22,331
447	*	Delta Petroleum Corp	6,499
1,540	*	Denbury Resources, Inc	54,254
12,800		Devon Energy Corp	611,200
1,544		Diamond Offshore Drilling, Inc	77,046
365	*	Edge Petroleum Corp	6,044
535	*	Encore Acquisition Co	22,095
565	*	Energy Partners Ltd	14,673
3,945		ENSCO International, Inc	148,569
6,286		EOG Resources, Inc	306,380
1,291	*	Forest Oil Corp	52,286
753	*	FX Energy, Inc	8,614
2,729	*	Global Industries Ltd	25,653
4,422	*	Grey Wolf, Inc	29,097
1,730	*	Hanover Compressor Co	20,881
612	*	Harvest Natural Resources, Inc	7,277
1,583		Helmerich & Payne, Inc	62,829
339	*	Houston Exploration Co	19,306
1,324	b*	KCS Energy, Inc	20,337
3,618		Kerr-McGee Corp	283,398
3,147	*	Key Energy Services, Inc	36,096
2,050	*	Magnum Hunter Resources, Inc	33,025
9,256		Marathon Oil Corp	434,292
316	*	McMoRan Exploration Co	6,352
1,700	*	Meridian Resource Corp	8,772
1,143	*	Mission Resources Corp	8,092
1,307	*	Newfield Exploration Co	97,058
1,860	*	Newpark Resources, Inc	10,955
1,604		Noble Energy, Inc	109,104
10,360		Occidental Petroleum Corp	737,321
679	*	Oceaneering International, Inc	25,462
3,446	*	Parker Drilling Co	19,814
1,987		Patina Oil & Gas Corp	79,480

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

4,654		Patterson-UTI Energy, Inc	$116,443
390		Penn Virginia Corp	17,901
144	v*	PetroCorp, Inc (Escrow)	-
421	*	Petroleum Development Corp	15,867
3,942		Pioneer Natural Resources Co	168,402
2,021	*	Plains Exploration & Production Co	70,533
1,561		Pogo Producing Co	76,864
3,117	*	Pride International, Inc	77,426
600	*	Quicksilver Resources, Inc	29,238
1,617		Range Resources Corp	37,773
379	*	Remington Oil & Gas Corp	11,946
2,555		Rowan Cos, Inc	76,471
225		RPC, Inc	3,418
441	*	Seacor Smit, Inc	28,114
1,294	*	Southwestern Energy Co	73,447
500	*	Spinnaker Exploration Co	17,765
755		St. Mary Land & Exploration Co	37,788
607	*	Stone Energy Corp	29,482
1,500	*	Superior Energy Services, Inc	25,800
574	*	Swift Energy Co	16,325
790	*	Syntroleum Corp	9,670
668	*	Tetra Technologies, Inc	18,998
1,671		Tidewater, Inc	64,935
340	*	Todco	8,786
464	*	Transmontaigne, Inc	3,712
1,300	*	Unit Corp	58,721
6,937		Unocal Corp	427,944
1,396	*	Veritas DGC, Inc	41,824
1,767		Vintage Petroleum, Inc	55,590
822	*	W-H Energy Services, Inc	19,670
600	*	Whiting Petroleum Corp	24,468
8,809		XTO Energy, Inc	289,288

		TOTAL OIL AND GAS EXTRACTION	7,544,848

PAPER AND ALLIED PRODUCTS - 0.69%
2,762		Bemis Co	85,953
1,495		Bowater, Inc	56,317
827	*	Buckeye Technologies, Inc	8,932
696	*	Caraustar Industries, Inc	8,978
780		Chesapeake Corp	16,396
1,264		Glatfelter	18,644
467	*	Graphic Packaging Corp	2,059
400		Greif, Inc (Class A)	27,872
12,825		International Paper Co	471,832
13,319		Kimberly-Clark Corp	875,458
1,295		Longview Fibre Co	24,294
5,436		MeadWestvaco Corp	172,973
406		Neenah Paper, Inc	13,650
2,001		OfficeMax, Inc	67,033
1,900		Packaging Corp of America	46,151
4,286	*	Pactiv Corp	100,078
908	*	Playtex Products, Inc	8,172
420		Pope & Talbot, Inc	7,384
798		Potlatch Corp	37,562
446		Rock-Tenn Co (Class A)	5,932
456		Schweitzer-Mauduit International, Inc	15,299
6,998	*	Smurfit-Stone Container Corp	108,259
2,284		Sonoco Products Co	65,893
1,425		Temple-Inland, Inc	103,384
1,197		Wausau-Mosinee Paper Corp	16,926

		TOTAL PAPER AND ALLIED PRODUCTS	2,365,431

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

PERSONAL SERVICES - 0.18%
946	b*	Alderwoods Group, Inc	$11,768
236		Angelica Corp	6,608
3,388		Cintas Corp	139,958
576	*	Coinstar, Inc	12,211
416		G & K Services, Inc (Class A)	16,761
4,314		H & R Block, Inc	218,202
800		Jackson Hewitt Tax Service, Inc	16,736
1,490		Regis Corp	60,986
8,724		Service Corp International	65,256
241		Unifirst Corp	9,616
1,243	*	Weight Watchers International, Inc	53,424

		TOTAL PERSONAL SERVICES	611,526

PETROLEUM AND COAL PRODUCTS - 5.01%
2,163		Amerada Hess Corp	208,102
1,859		Ashland, Inc	125,427
56,674		ChevronTexaco Corp	3,304,661
18,245		ConocoPhillips	1,967,541
524		ElkCorp	20,153
173,292		ExxonMobil Corp	10,328,203
700		Frontier Oil Corp	25,382
299	*	Giant Industries, Inc	7,684
952	*	Headwaters, Inc	31,245
600		Holly Corp	22,362
1,554		Lubrizol Corp	63,155
2,202		Murphy Oil Corp	217,403
946		Premcor, Inc	56,457
1,900		Sunoco, Inc	196,688
1,845	*	Tesoro Corp	68,302
6,768		Valero Energy Corp	495,891
552		WD-40 Co	17,935

		TOTAL PETROLEUM AND COAL PRODUCTS	17,156,591

PRIMARY METAL INDUSTRIES - 0.57%
3,061	*	AK Steel Holding Corp	33,855
22,829		Alcoa, Inc	693,773
384	*	Aleris International, Inc	9,581
2,824		Allegheny Technologies, Inc	68,087
4,336	*	Andrew Corp	50,774
1,171		Belden CDT, Inc	26,008
472	*	Brush Engineered Materials, Inc	8,982
569		Carpenter Technology Corp	33,804
500	*	Century Aluminum Co	15,130
1,781	*	CommScope, Inc	26,644
438		Curtiss-Wright Corp	24,966
250	*	Encore Wire Corp	2,550
816	*	General Cable Corp	9,849
474		Gibraltar Industries, Inc	10,400
890	*	Lone Star Technologies, Inc	35,093
774		Matthews International Corp (Class A)	25,356
1,125	*	Maverick Tube Corp	36,574
1,107		Mueller Industries, Inc	31,162
286		NN, Inc	3,523
516	*	NS Group, Inc	16,208
4,326		Nucor Corp	249,005
1,000	*	Oregon Steel Mills, Inc	23,000
1,760		Precision Castparts Corp	135,538
831		Quanex Corp	44,309
857	*	RTI International Metals, Inc	20,054

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

251		Ryerson Tull, Inc	$3,180
450		Schnitzer Steel Industries, Inc (Class A)	15,178
1,067		Steel Dynamics, Inc	36,758
300		Steel Technologies, Inc	7,197
638		Texas Industries, Inc	34,292
185	*	Titanium Metals Corp	6,660
741		Tredegar Corp	12,493
2,913		United States Steel Corp	148,126
169	*	Wheeling-Pittsburgh Corp	5,247
2,063		Worthington Industries, Inc	39,775

		TOTAL PRIMARY METAL INDUSTRIES	1,943,131

PRINTING AND PUBLISHING - 0.80%
1,857		American Greetings Corp (Class A)	47,316
663		Banta Corp	28,376
2,642		Belo (A.H.) Corp Series A	63,778
539		Bowne & Co, Inc	8,107
299	*	Consolidated Graphics, Inc	15,727
225		Courier Corp	11,799
162		CSS Industries, Inc	5,921
1,400		Dex Media, Inc	28,910
1,213		Dow Jones & Co, Inc	45,330
422		Ennis, Inc	7,140
1,798		EW Scripps Co	87,652
6,664		Gannett Co, Inc	526,989
814		Harland (John H.) Co	27,969
1,603		Harte-Hanks, Inc	44,179
1,308		Hollinger International, Inc	14,257
1,179	*	Journal Register Co	19,689
2,140		Knight Ridder, Inc	143,915
1,558		Lee Enterprises, Inc	67,617
325	*	Martha Stewart Living Omnimedia, Inc (Class A)	7,342
487		McClatchy Co (Class A)	36,116
5,183		McGraw-Hill Cos, Inc	452,217
574		Media General, Inc (Class A)	35,502
939		Meredith Corp	43,898
4,089		New York Times Co (Class A)	149,576
550	*	Playboy Enterprises, Inc (Class B)	7,095
4,589	*	Primedia, Inc	19,962
227		Pulitzer, Inc	14,467
5,587		R.R. Donnelley & Sons Co	176,661
2,243		Reader's Digest Association, Inc (Class A)	38,826
1,013	*	Scholastic Corp	37,370
338		Standard Register Co	4,259
300		Thomas Nelson, Inc	7,095
6,633		Tribune Co	264,458
1,194	*	Valassis Communications, Inc	41,742
159		Washington Post Co (Class B)	142,146
1,476		Wiley (John) & Sons, Inc (Class A)	52,029

		TOTAL PRINTING AND PUBLISHING	2,725,432

RAILROAD TRANSPORTATION - 0.51%
22,178	*	ADC Telecommunications, Inc	44,134
9,946		Burlington Northern Santa Fe Corp	536,388
5,708		CSX Corp	237,738
585		Florida East Coast Industries	24,851
490	*	Genesee & Wyoming, Inc (Class A)	12,696
1,658	*	Kansas City Southern Industries, Inc	31,933

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

10,316		Norfolk Southern Corp	$382,208
6,861		Union Pacific Corp	478,212

		TOTAL RAILROAD TRANSPORTATION	1,748,160

REAL ESTATE - 0.08%
90	*	Avatar Holdings, Inc	4,216
500	*	CB Richard Ellis Group, Inc	17,495
151		Consolidated-Tomoka Land Co	8,642
765		Forest City Enterprises, Inc (Class A)	48,807
1,014	*	Jones Lang LaSalle, Inc	47,303
1,416		St. Joe Co	95,297
2,339		Stewart Enterprises, Inc (Class A)	14,385
991	*	Trammell Crow Co	20,385
558		Trustreet Properties, Inc	8,587

		TOTAL REAL ESTATE	265,117

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.25%
415	*	Applied Films Corp	9,595
919		Aptargroup, Inc	47,770
248		Bandag, Inc	11,651
2,154		Cooper Tire & Rubber Co	39,547
252	*	Deckers Outdoor Corp	9,006
4,711	*	Goodyear Tire & Rubber Co	62,892
935	*	Jarden Corp	42,898
232		Myers Industries, Inc	3,274
4,329		Nike, Inc (Class B)	360,649
168		Quixote Corp	3,641
1,445		Reebok International Ltd	64,013
1,126		Schulman (A.), Inc	19,615
2,243	*	Sealed Air Corp	116,501
499	*	Skechers U.S.A., Inc (Class A)	7,725
757		Spartech Corp	15,026
200	*	Trex Co, Inc	8,882
1,467		Tupperware Corp	29,868

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	852,553

SECURITY AND COMMODITY BROKERS - 2.12%
2,247		A.G. Edwards, Inc	100,666
725	*	Affiliated Managers Group, Inc	44,972
6,560	*	Ameritrade Holding Corp	66,978
2,861		Bear Stearns Cos, Inc	285,814
172		BKF Capital Group, Inc	6,882
500		Blackrock, Inc	37,465
26,636		Charles Schwab Corp	279,944
831		Chicago Mercantile Exchange	161,239
10,151	*	E*Trade Financial Corp	121,812
4,152		Eaton Vance Corp	97,323
2,221		Federated Investors, Inc (Class B)	62,876
4,251		Franklin Resources, Inc	291,831
175		Gabelli Asset Management, Inc (Class A)	7,814
8,725		Goldman Sachs Group, Inc	959,663
3,313	*	Instinet Group, Inc	19,480
1,273	*	Investment Technology Group, Inc	22,277
1,980		Investors Financial Services Corp	96,842
6,332		Janus Capital Group, Inc	88,331
1,328		Jefferies Group, Inc	50,039
3,268	*	Knight Trading Group, Inc	31,503
1,377	*	LaBranche & Co, Inc	12,806
149	*	Ladenburg Thalmann Financial Services, Inc	101

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,910		Legg Mason, Inc	$227,387
7,347		Lehman Brothers Holdings, Inc	691,793
25,370		Merrill Lynch & Co, Inc	1,435,942
29,127		Morgan Stanley	1,667,521
600		Nuveen Investments, Inc	20,592
547	*	Piper Jaffray Cos	20,015
1,849		Raymond James Financial, Inc	56,025
284		Sanders Morris Harris Group, Inc	5,135
1,636		SEI Investments Co	59,158
202	*	Stifel Financial Corp	4,404
376		SWS Group, Inc	6,027
2,942		T Rowe Price Group, Inc	174,696
2,327		Waddell & Reed Financial, Inc (Class A)	45,935

		TOTAL SECURITY AND COMMODITY BROKERS	7,261,288

SOCIAL SERVICES - 0.01%
636	*	Bright Horizons Family Solutions, Inc	21,459
491	*	Res-Care, Inc	6,142

		TOTAL SOCIAL SERVICES	27,601

SPECIAL TRADE CONTRACTORS - 0.03%
264		Chemed Corp	20,191
1,100	*	Comfort Systems U.S.A., Inc	8,525
1,544	*	Dycom Industries, Inc	35,496
404	*	EMCOR Group, Inc	18,915
2,016	*	Integrated Electrical Services, Inc	5,564
277	*	Layne Christensen Co	4,784
1,628	*	Matrix Service Co	7,082
2,000	*	Quanta Services, Inc	15,260

		TOTAL SPECIAL TRADE CONTRACTORS	115,817

STONE, CLAY, AND GLASS PRODUCTS - 0.22%
498		Ameron International Corp	17,928
277	*	Anchor Glass Container Corp	620
488		Apogee Enterprises, Inc	6,968
634	*	Cabot Microelectronics Corp	19,895
318		CARBO Ceramics, Inc	22,308
36,711	*	Corning, Inc	408,593
285		Eagle Materials, Inc	23,068
286		Eagle Materials, Inc (Class B)	22,537
885		Florida Rock Industries, Inc	52,056
924		Lafarge North America, Inc	54,008
501		Libbey, Inc	10,521
3,123	*	Owens-Illinois, Inc	78,512
595	*	U.S. Concrete, Inc	3,731
686	b*	USG Corp	22,748

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	743,493

TOBACCO PRODUCTS - 1.22%
54,358		Altria Group, Inc	3,554,470
1,356		Loews Corp (Carolina Group)	44,884
4,001		Reynolds American, Inc	322,440
617		Universal Corp (Virginia)	28,240

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

4,517		UST, Inc	$233,529
624		Vector Group Ltd	9,597

		TOTAL TOBACCO PRODUCTS	4,193,160

TRANSPORTATION BY AIR - 0.39%
2,312	*	Airtran Holdings, Inc	20,924
754	*	Alaska Air Group, Inc	22,198
799	*	America West Holdings Corp (Class B)	4,339
4,631	*	AMR Corp	49,552
2,163	*	Continental Airlines, Inc (Class B)	26,042
2,675	*	Delta Air Lines, Inc	10,834
1,011	*	ExpressJet Holdings, Inc	11,535
7,933		FedEx Corp	745,305
986	*	FLYi, Inc	1,252
606		Forward Air Corp	25,803
799	*	Frontier Airlines, Inc	8,374
2,119	*	JetBlue Airways Corp	40,346
614	*	Mesa Air Group, Inc	4,298
2,106	*	Northwest Airlines Corp	14,089
579	*	Offshore Logistics, Inc	19,292
546	*	Pinnacle Airlines Corp	5,798
1,158		Skywest, Inc	21,527
20,669		Southwest Airlines Co	294,327

		TOTAL TRANSPORTATION BY AIR	1,325,835

TRANSPORTATION EQUIPMENT - 2.54%
803	*	AAR Corp	10,921
603	*	Aftermarket Technology Corp	9,949
810		American Axle & Manufacturing Holdings, Inc	19,845
468		Arctic Cat, Inc	12,664
1,592		ArvinMeritor, Inc	24,628
2,584		Autoliv, Inc	123,128
1,642	*	BE Aerospace, Inc	19,704
22,299		Boeing Co	1,303,600
2,233		Brunswick Corp	104,616
690		Clarcor, Inc	35,852
563		Coachmen Industries, Inc	7,657
48		Curtiss-Wright Corp (Class B)	2,707
3,889		Dana Corp	49,740
12,848		Delphi Corp	57,559
394	*	Ducommun, Inc	7,880
1,274		Federal Signal Corp	19,327
1,526	*	Fleetwood Enterprises, Inc	13,276
47,041		Ford Motor Co	532,974
1,126	*	GenCorp, Inc	22,520
5,332		General Dynamics Corp	570,791
12,363		General Motors Corp	363,349
2,163		Gentex Corp	69,000
4,670		Genuine Parts Co	203,098
3,219		Goodrich Corp	123,255
144		Greenbrier Cos, Inc	5,053
7,892		Harley-Davidson, Inc	455,842
1,100	*	Hayes Lemmerz International, Inc	5,720
719		Heico Corp	14,452
71		Heico Corp (Class A)	1,127
22,766		Honeywell International, Inc	847,123
885		Kaman Corp (Class A)	11,018
10,009		Lockheed Martin Corp	611,149
139	v*	Mascotech (Escrow)	-
797		Monaco Coach Corp	12,872
1,556	*	Navistar International Corp	56,638

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

179		Noble International Ltd	$4,056
9,596		Northrop Grumman Corp	517,992
1,012		Oshkosh Truck Corp	82,974
4,615		Paccar, Inc	334,080
1,312		Polaris Industries, Inc	92,142
233	*	Sequa Corp (Class A)	12,081
900	*	Sports Resorts International, Inc	2,988
130		Standard Motor Products, Inc	1,521
48	*	Strattec Security Corp	2,572
574		Superior Industries International, Inc	15,159
1,092	*	Teledyne Technologies, Inc	34,180
517	*	Tenneco Automotive, Inc	6,442
3,235		Textron, Inc	241,396
904		Thor Industries, Inc	27,039
801		Trinity Industries, Inc	22,564
316	*	Triumph Group, Inc	12,305
1,188		United Defense Industries, Inc	87,223
13,575		United Technologies Corp	1,380,034
3,804	*	Visteon Corp	21,721
981		Wabash National Corp	23,936
1,189		Westinghouse Air Brake Technologies Corp	24,363
730		Winnebago Industries, Inc	23,068

		TOTAL TRANSPORTATION EQUIPMENT	8,698,870

TRANSPORTATION SERVICES - 0.14%
77		Ambassadors Group, Inc	2,573
2,119		C.H. Robinson Worldwide, Inc	109,192
1,007	*	EGL, Inc	22,960
2,918		Expeditors International of Washington, Inc	156,259
1,285		GATX Corp	42,649
164	*	HUB Group, Inc	10,278
600	*	Navigant International, Inc	8,196
600	*	Pacer International, Inc	14,334
1,200	*	RailAmerica, Inc	14,976
3,890		Sabre Holdings Corp	85,113

		TOTAL TRANSPORTATION SERVICES	466,530

TRUCKING AND WAREHOUSING - 0.46%
600		Arkansas Best Corp	22,668
1,419		CNF, Inc	66,395
197	*	Covenant Transport, Inc (Class A)	3,467
1,212		Heartland Express, Inc	23,210
1,742		Hunt (J.B.) Transport Services, Inc	76,247
1,580	*	Landstar System, Inc	51,745
257	*	Marten Transport Ltd	5,482
448	*	Old Dominion Freight Line	13,955
599		Overnite Corp	19,162
400	*	P.A.M. Transportation Services	6,880
1,000	*	Quality Distribution, Inc	10,850
399	*	SCS Transportation, Inc	7,418
1,045	*	Swift Transportation Co, Inc	23,136
200	*	U.S. Xpress Enterprises, Inc (Class A)	3,270
15,162		United Parcel Service, Inc (Class B)	1,102,884
726		USF Corp	35,037
1,281		Werner Enterprises, Inc	24,890
1,202	*	Yellow Roadway Corp	70,365

		TOTAL TRUCKING AND WAREHOUSING	1,567,061

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

WATER TRANSPORTATION - 0.04%
1,359		Alexander & Baldwin, Inc	$55,991
184	*	Gulfmark Offshore, Inc	4,767
492	*	Kirby Corp	20,679
595		Overseas Shipholding Group, Inc	37,431
314	*	Seabulk International, Inc	6,528

		TOTAL WATER TRANSPORTATION	125,396

WHOLESALE TRADE-DURABLE GOODS - 2.00%
143	*	1-800 Contacts, Inc	2,984
491	*	Action Performance Cos, Inc	6,496
2,542		Adesa, Inc	59,381
1,611		Agilysys, Inc	31,672
1,059	*	Alliance Imaging, Inc	10,114
780	*	Anixter International, Inc	28,197
868		Applied Industrial Technologies, Inc	23,610
2,861	*	Arrow Electronics, Inc	72,526
447	*	Audiovox Corp (Class A)	5,695
530	*	Aviall, Inc	14,840
3,546	*	Avnet, Inc	65,317
442		Barnes Group, Inc	12,009
574	*	BioVeris Corp	3,031
1,588		BorgWarner, Inc	77,304
544	*	Brightpoint, Inc	10,189
913		Carlisle Cos, Inc	63,700
1,785		CDW Corp	101,174
351	*	Department 56, Inc	6,128
604	*	Digi International, Inc	8,287
498	*	Global Imaging Systems, Inc	17,659
605		Handleman Co	11,471
1,852		Hughes Supply, Inc	55,097
3,161		IKON Office Solutions, Inc	31,262
416	*	Imagistics International, Inc	14,531
3,230	*	Ingram Micro, Inc (Class A)	53,844
976	*	Insight Enterprises, Inc	17,139
168	*	Insurance Auto Auctions, Inc	4,679
500	*	INTAC International	6,300
78,607		Johnson & Johnson	5,279,246
440	*	Keystone Automotive Industries, Inc	10,190
1,039		Knight Transportation, Inc	25,632
122		Lawson Products, Inc	5,710
1,406		Martin Marietta Materials, Inc	78,624
309	*	Merge Technologies, Inc	5,423
496		Metal Management, Inc	12,737
1,210	*	Microtek Medical Holdings, Inc	4,332
589	*	Navarre Corp	4,683
1,223		Owens & Minor, Inc	33,204
3,358	*	Patterson Cos, Inc	167,732
1,474		Pep Boys-Manny Moe & Jack	25,913
2,367	*	PSS World Medical, Inc	26,913
924		Reliance Steel & Aluminum Co	36,969
6,993	*	Safeguard Scientifics, Inc	9,930
353	*	Scansource, Inc	18,296
1,396		SCP Pool Corp	44,477
500	*	TBC Corp	13,930
1,588	*	Tech Data Corp	58,851
1,967		W.W. Grainger, Inc	122,485
564		Watsco, Inc	23,744

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

505	*	WESCO International, Inc	$14,140
1,164	*	Zoran Corp	12,047

		TOTAL WHOLESALE TRADE-DURABLE GOODS	6,849,844

WHOLESALE TRADE-NONDURABLE GOODS - 0.73%
1,166		Acuity Brands, Inc	31,482
1,000	*	Advanced Marketing Services, Inc	6,000
1,435		Airgas, Inc	34,282
771	*	Allscripts Healthcare Solutions, Inc	11,025
2,937		AmerisourceBergen Corp	168,261
1,443		Brown-Forman Corp (Class B)	79,004
11,274		Cardinal Health, Inc	629,089
281	*	Central European Distribution Corp	9,354
991		Chiquita Brands International, Inc	26,539
1,077		DIMON, Inc	6,731
880	*	Endo Pharmaceuticals Holdings, Inc	19,844
629		Getty Realty Corp	16,071
587	*	Hain Celestial Group, Inc	10,942
2,296	*	Henry Schein, Inc	82,289
100		Kenneth Cole Productions, Inc (Class A)	2,914
7,629		McKesson Corp	287,995
896	*	Men's Wearhouse, Inc	37,820
568	*	Metals USA, Inc	11,127
171		Nash Finch Co	6,496
1,172		Nu Skin Enterprises, Inc (Class A)	26,382
1,302	*	Performance Food Group Co	36,039
1,732		Perrigo Co	33,168
77	*	Perry Ellis International, Inc	1,728
928	*	Priority Healthcare Corp (Class B)	20,073
200	*	Provide Commerce, Inc	5,776
707		Russell Corp	12,782
466	*	School Specialty, Inc	18,249
352	*	Smart & Final, Inc	4,280
300		Standard Commercial Corp	5,580
1,173		Stride Rite Corp	15,601
3,735		Supervalu, Inc	124,562
16,909		Sysco Corp	605,342
1,072	*	Tractor Supply Co	46,793
1,020	*	United Natural Foods, Inc	29,203
911	*	United Stationers, Inc	41,223

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,504,046

		TOTAL COMMON STOCKS	341,637,922
		(Cost $306,042,404)

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

PRINCIPAL			VALUE

SHORT-TERM INVESTMENTS - 0.26%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.26%
$ 890,000		Federal Home Loan Bank (FHLB), 2.400%, 04/01/05	$889,934

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	889,934

		TOTAL SHORT-TERM INVESTMENTS	889,934
		(Cost $890,000)

		TOTAL PORTFOLIO - 99.92%	342,547,201
		(Cost $306,942,388)

		OTHER ASSETS AND LIABILITIES, NET - 0.08%	264,976

		NET ASSETS - 100.00%	$342,812,177

	*	Non-income producing
	b	In bankruptcy
	d	All or a portion of these securities have been segregated by the custodian to cover margin
		or other requirements on open futures contracts.
	f	Restricted securities - Investment in securities not registered under the Securities Act of 1933 or
		not publicly traded in foreign markets. At March 31, 2005, the value of these securities amounted
		to $0 or 0.00% of net assets.
	v	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories
		together in the Statement of Investments. Note that the Funds use more specific industry
		categories in following their investment limitations on industry concentration.

		Restricted security held by the Fund is as follows:

	ACQUISITION	ACQUISITION
SECURITY	DATE	COST	VALUE

McLeod (Escrow)	05/14/02	$-	$-

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

TIAA-CREF MUTUAL FUNDS
SOCIAL CHOICE EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2005

SHARES			VALUE

COMMON STOCKS - 99.87%

AMUSEMENT AND RECREATION SERVICES - 0.09%
2,151	*	Gaylord Entertainment Co	$86,900
300		International Speedway Corp (Class A)	16,275
500	*	Sunterra Corp	7,540

		TOTAL AMUSEMENT AND RECREATION SERVICES	110,715

APPAREL AND ACCESSORY STORES - 0.57%
71	*	Charming Shoppes, Inc	577
800	*	Chico's FAS, Inc	22,608
1,165		Foot Locker, Inc	34,135
9,378		Gap, Inc	204,816
6,547		Limited Brands, Inc	159,092
1,424		Nordstrom, Inc	78,861
1,344		Ross Stores, Inc	39,164
7,054		TJX Cos, Inc	173,740

		TOTAL APPAREL AND ACCESSORY STORES	712,993

APPAREL AND OTHER TEXTILE PRODUCTS - 0.09%
2,525	*	Collins & Aikman Corp	3,106
900	*	Hartmarx Corp	8,586
1,719		Liz Claiborne, Inc	68,984
648		Oxford Industries, Inc	23,710
491		Phillips-Van Heusen Corp	13,080

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	117,466

AUTO REPAIR, SERVICES AND PARKING - 0.01%
248		Central Parking Corp	4,261
237	*	Midas, Inc	5,411
68		Ryder System, Inc	2,835

		TOTAL AUTO REPAIR, SERVICES AND PARKING	12,507

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.08%
537	*	Autozone, Inc	46,021
1,035	*	Carmax, Inc	32,602
400	*	Copart, Inc	9,424
500	*	Rush Enterprises, Inc	8,430

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	96,477

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.55%
276		Fastenal Co	15,266
31,984		Home Depot, Inc	1,223,068
12,400		Lowe's Cos	707,916

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,946,250

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

BUSINESS SERVICES - 5.91%
3,949	*	3Com Corp	$14,058
100		Administaff, Inc	1,460
2,581		Adobe Systems, Inc	173,366
1,043	*	Akamai Technologies, Inc	13,277
613	*	Aspect Communications Corp	6,381
1,600	*	Autodesk, Inc	47,616
13,483		Automatic Data Processing, Inc	606,061
1,870	*	BEA Systems, Inc	14,904
858	*	Bisys Group, Inc	13,453
1,215	*	BMC Software, Inc	18,225
1,714	*	Brocade Communications Systems, Inc	10,147
1,658	*	Cadence Design Systems, Inc	24,787
1,848	*	Ceridian Corp	31,508
612	*	Ciber, Inc	4,449
600	*	Citrix Systems, Inc	14,292
2,458	*	CNET Networks, Inc	23,204
1,400	*	Cognizant Technology Solutions Corp	64,680
3,367	*	Compuware Corp	24,242
1,964	*	Convergys Corp	29,322
100	*	CSG Systems International, Inc	1,629
342		Deluxe Corp	13,632
100	*	Digital Insight Corp	1,640
1,364	*	DST Systems, Inc	62,990
608	*	Dun & Bradstreet Corp	37,362
1	*	E.piphany, Inc	4
400	*	Earthlink, Inc	3,600
43	*	eFunds Corp	960
3,026	*	Electronic Arts, Inc	156,686
10,716		Electronic Data Systems Corp	221,500
400	*	Equinix, Inc	16,936
233	*	Extreme Networks, Inc	1,372
300		Fair Isaac Corp	10,332
400	*	First Advantage Corp	8,400
3,523	*	Fiserv, Inc	140,215
190	*	Getty Images, Inc	13,511
1,626	*	GSI Commerce, Inc	22,000
620		Henry (Jack) & Associates, Inc	11,154
366	*	iGate Corp	1,365
2,336		IMS Health, Inc	56,975
2,700	*	Innovative Solutions & Support, Inc	85,725
600	*	Intrado, Inc	7,380
1,090	*	Intuit, Inc	47,709
1,900	*	Ipass, Inc	11,628
1,277	*	Iron Mountain, Inc	36,829
5,785	*	Juniper Networks, Inc	127,617
1,600	*	KFX ,Inc	21,440
938	*	Lamar Advertising Co	37,792
613		Manpower, Inc	26,678
41	*	Mercury Interactive Corp	1,943
112,652		Microsoft Corp	2,722,799
1,100	*	Mindspeed Technologies, Inc	2,453
1,291	*	Monster Worldwide, Inc	36,213
1,200	*	NCR Corp	40,488
500	*	NDCHealth Corp	7,990
1,302	*	NIC, Inc	6,211
4,100	*	Novell, Inc	24,436
3,713		Omnicom Group, Inc	328,675
46,103	*	Oracle Corp	575,365
100	*	PalmSource, Inc	904
800	*	PDI, Inc	16,400
1,100	*	Perot Systems Corp (Class A)	14,784
354	*	Pixar	34,533

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

1,100	*	Red Hat, Inc	$12,001
500	*	Retek, Inc	5,610
1,525		Robert Half International, Inc	41,114
821	*	Sapient Corp	6,030
224	*	Scansoft, Inc	833
3,600	*	Siebel Systems, Inc	32,868
1,789	*	Spherion Corp	13,400
41,275	*	Sun Microsystems, Inc	166,751
4,752	*	SunGard Data Systems, Inc	163,944
1,000	*	Sykes Enterprises, Inc	6,870
7,040	*	Symantec Corp	150,163
504	*	Synopsys, Inc	9,122
1,828		Total System Services, Inc	45,682
580	*	Trizetto Group, Inc	5,400
2,669	*	Unisys Corp	18,843
500	*	United Rentals, Inc	10,105
600	*	Universal Compression Holdings, Inc	22,722
2,432	*	VeriSign, Inc	69,798
3,695	*	Veritas Software Corp	85,798
12,974	*	Yahoo!, Inc	439,819

		TOTAL BUSINESS SERVICES	7,440,560

CHEMICALS AND ALLIED PRODUCTS - 8.68%
762	*	Abgenix, Inc	5,334
692	*	Able Laboratories, Inc	16,234
354	*	Adolor Corp	3,519
2,000	*	Advancis Pharmaceutical Corp	7,400
7,513		Air Products & Chemicals, Inc	475,498
64	*	Alexion Pharmaceuticals, Inc	1,387
309	*	Alkermes, Inc	3,207
4,555		Allergan, Inc	316,436
700	*	American Pharmaceutical Partners, Inc	36,218
20,067	*	Amgen, Inc	1,168,100
900	*	Amylin Pharmaceuticals, Inc	15,741
227	*	Atherogenics, Inc	2,971
1,313	*	Avant Immunotherapeutics, Inc	2,140
2,418		Avery Dennison Corp	149,747
6,044		Avon Products, Inc	259,529
2,056	*	Barr Pharmaceuticals, Inc	100,394
1,749	*	Benthley Pharmaceuticals, Inc	12,873
800	*	BioCryst Pharmaceuticals, Inc	3,688
2,200	*	Bioenvision, Inc	12,650
5,831	*	Biogen Idec, Inc	201,228
1,012	*	BioMarin Pharmaceutical, Inc	5,212
423	*	Biosite, Inc	22,009
1,619	*	Bone Care International, Inc	41,997
890	*	Bradley Pharmaceuticals, Inc	8,508
1,225		Cabot Corp	40,952
416	*	Cell Therapeutics, Inc	1,493
822	*	Cephalon, Inc	38,494
100	*	Charles River Laboratories International, Inc	4,704
730	*	Chattem, Inc	32,463
2,223		Clorox Co	140,027
8,194		Colgate-Palmolive Co	427,481
692	*	Cubist Pharmaceuticals, Inc	7,349
1,100	*	Curis, Inc	3,938
1,200	*	Cytogen Corp	6,948
500	*	Dade Behring Holdings, Inc	29,465
574	*	Dendreon Corp	3,128
1,344		Diagnostic Products Corp	64,915
298	*	Digene Corp	6,184
1,723	*	Dov Pharmaceutical, Inc	23,571
9,338	*	Durect Corp	33,990

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

800	*	Dusa Pharmaceuticals, Inc	$6,984
3,892		Ecolab, Inc	128,631
166	*	Encysive Pharmaceuticals, Inc	1,697
4,700		Engelhard Corp	141,141
400	*	Enzon, Inc	4,076
1,502	*	Eon Labs, Inc	45,420
600	*	EPIX Pharmaceuticals, Inc	4,200
2,682	*	First Horizon Pharmaceutical	45,272
6,998	*	Forest Laboratories, Inc	258,576
2,300	*	Genaera Corp	5,244
1,900	*	Genelabs Technologies	1,140
883	*	Genta, Inc	998
3,947	*	Genzyme Corp	225,926
860	*	Geron Corp	5,255
6,306	*	Gilead Sciences, Inc	225,755
16,014		Gillette Co	808,387
837	*	Guilford Pharmaceuticals, Inc	1,925
68		H.B. Fuller Co	1,972
1,380	*	Hollis-Eden Pharmaceuticals	9,722
1,487	*	Human Genome Sciences, Inc	13,710
504	*	ICOS Corp	11,320
959	*	Idexx Laboratories, Inc	51,939
1,492	*	Immunogen, Inc	7,803
1,170	*	Immunomedics, Inc	2,843
2,269	*	Impax Laboratories, Inc	36,304
1,678	*	Indevus Pharmaceuticals, Inc	4,665
179	*	InterMune, Inc	1,969
845	*	Inverness Medical Innovations, Inc	19,857
500	*	Invitrogen Corp	34,600
1,426	*	Isis Pharmaceuticals, Inc	5,519
6,947	*	King Pharmaceuticals, Inc	57,730
13	*	Kos Pharmaceuticals, Inc	542
1,050	*	KV Pharmaceutical Co (Class A)	24,360
627	*	Lannett Co, Inc	3,950
625	*	Ligand Pharmaceuticals, Inc (Class B)	3,581
1,700		Mannatech, Inc	33,235
725	*	Martek Biosciences Corp	42,188
1,010	*	Medarex, Inc	7,201
1,312		Medicis Pharmaceutical Corp (Class A)	39,334
3,055	*	MedImmune, Inc	72,740
35,148		Merck & Co, Inc	1,137,741
688	*	MGI Pharma, Inc	17,386
2,869	*	Millennium Pharmaceuticals, Inc	24,157
6,894		Mylan Laboratories, Inc	122,162
573	*	Nabi Biopharmaceuticals	7,151
1,057	*	Nektar Therapeutics	14,735
722	*	Neose Technologies, Inc	1,863
400	*	Northfield Laboratories, Inc	4,500
1,237	*	Noven Pharmaceuticals, Inc	20,979
100	*	NPS Pharmaceuticals, Inc	1,262
1,100	*	Nutraceutical International Corp	17,446
700	*	Nuvelo, Inc	4,550
319	*	OraSure Technologies, Inc	2,348
468	*	OSI Pharmaceuticals, Inc	19,347
3,549	*	Pain Therapeutics, Inc	18,029
5,794	*	Palatin Technologies, Inc	13,558
500	*	Par Pharmaceutical Cos, Inc	16,720
1,110	*	Penwest Pharmaceuticals Co	13,720
1,766	*	Peregrine Pharmaceuticals, Inc	2,596
1,200	*	Pharmion Corp	34,800
924	*	Pozen, Inc	4,814
2,195	*	Praecis Pharmaceuticals, Inc	2,305
8,618		Praxair, Inc	412,457
40,551		Procter & Gamble Co	2,149,203
937	*	Progenics Pharmaceuticals	15,751
82

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

592	*	Protein Design Labs, Inc	$9,466
6,083		Rohm & Haas Co	291,984
1,668	*	Salix Pharmaceuticals Ltd	27,505
1,190	*	Sepracor, Inc	68,318
1,206		Sigma-Aldrich Corp	73,867
1,211	*	SuperGen, Inc	5,885
530	*	Tanox, Inc	5,088
369	*	Third Wave Technologies, Inc	2,125
235	*	United Therapeutics Corp	10,738
300	*	USANA Health Sciences, Inc	14,190
719	*	Vertex Pharmaceuticals, Inc	6,730
508	*	Vicuron Pharmaceuticals, Inc	8,006
1,900	*	Vion Pharmaceuticals, Inc	5,415
3,248	*	Watson Pharmaceuticals, Inc	99,811
2,800		Wellman, Inc	40,488
4,800	*	Zila, Inc	19,392
1,700	*	Zymogenetics, Inc	25,942

		TOTAL CHEMICALS AND ALLIED PRODUCTS	10,929,363

COMMUNICATIONS - 4.79%
1,749		Alltel Corp	95,933
12,600		AT&T Corp	236,250
4,328	*	Avaya, Inc	50,551
27,732		BellSouth Corp	729,074
21,765	*	Comcast Corp (Class A)	735,222
6,583	*	Comcast Corp (Special Class A)	219,872
600	*	Foundry Networks, Inc	5,940
5,460	*	IAC/InterActiveCorp	121,594
3,213	*	Liberty Media International, Inc	140,537
43,959	*	Lucent Technologies, Inc	120,887
2,220	*	Mastec, Inc	18,226
7,527	*	Nextel Communications, Inc (Class A)	213,917
400	*	Novatel Wireless, Inc	4,300
400	*	NTL, Inc	25,468
61,748		SBC Communications, Inc	1,462,810
14,345		Sprint Corp	326,349
861	*	Univision Communications, Inc (Class A)	23,841
41,376		Verizon Communications, Inc	1,468,848
142	*	West Corp	4,544
769	*	XM Satellite Radio Holdings, Inc	24,224

		TOTAL COMMUNICATIONS	6,028,387

DEPOSITORY INSTITUTIONS - 9.64%
6,593		AmSouth Bancorp	171,088
13,707		BB&T Corp	535,670
3,369		Comerica, Inc	185,564
13,258		Fifth Third Bancorp	569,829
5,888		Golden West Financial Corp	356,224
91		IndyMac Bancorp, Inc	3,094
62,718		JPMorgan Chase & Co	2,170,043
10,572		KeyCorp	343,061
1,500		M & T Bank Corp	153,090
2,300		Marshall & Ilsley Corp	96,025
8,365		Mellon Financial Corp	238,737
17,006		National City Corp	569,701
2,400		New York Community Bancorp, Inc	43,584
7,802		North Fork Bancorp, Inc	216,427
2,481		Northern Trust Corp	107,775
6,664		PNC Financial Services Group, Inc	343,063
11,054		Regions Financial Corp	358,150
1,898		Sovereign Bancorp, Inc	42,060

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

5,199		State Street Corp	$227,300
7,954		SunTrust Banks, Inc	573,245
3,086		Synovus Financial Corp	85,976
43,458		U.S. Bancorp	1,252,459
1,300		UnionBanCal Corp	79,625
31,749		Wachovia Corp	1,616,342
30,049		Wells Fargo & Co	1,796,930

		TOTAL DEPOSITORY INSTITUTIONS	12,135,062

EATING AND DRINKING PLACES - 1.08%
300		Applebee's International, Inc	8,268
1,540		Darden Restaurants, Inc	47,247
38,063		McDonald's Corp	1,185,282
761		Outback Steakhouse, Inc	34,846
2,097		Wendy's International, Inc	81,867

		TOTAL EATING AND DRINKING PLACES	1,357,510

EDUCATIONAL SERVICES - 0.13%
1,916	*	Apollo Group, Inc (Class A)	141,899
810	*	Career Education Corp	27,751

		TOTAL EDUCATIONAL SERVICES	169,650

ELECTRIC, GAS, AND SANITARY SERVICES - 5.61%
14,983	*	AES Corp	245,422
1,296		AGL Resources, Inc	45,269
5,633		Allete, Inc	235,741
16,527	*	Aquila, Inc	63,298
4,900		Atmos Energy Corp	132,300
7,885		Avista Corp	137,988
5,292		Black Hills Corp	175,006
7,801		Cleco Corp	166,161
1,015	*	Casella Waste Systems, Inc (Class A)	13,428
500		Citizens Communications Co	6,470
600		Connecticut Water Service, Inc	14,964
2,013		Crosstex Energy, Inc	88,109
11,114		DPL, Inc	277,850
9,786		Empire District Electric Co	227,622
600		Energen Corp	39,960
5,483		Equitable Resources, Inc	314,944
8,910		Hawaiian Electric Industries, Inc	227,383
6,850		Idacorp, Inc	194,335
7,734		KeySpan Corp	301,394
9,370		Kinder Morgan, Inc	709,309
2,828		MGE Energy, Inc	93,748
6,391		National Fuel Gas Co	182,719
300		New Jersey Resources Corp	13,059
1,262		Nicor, Inc	46,808
20,778		NiSource, Inc	473,531
18,469		OGE Energy Corp	497,740
4,614		Otter Tail Corp	115,535
2,275		Peoples Energy Corp	95,368
20,484		Pepco Holdings, Inc	429,959
800		Piedmont Natural Gas Co, Inc	18,432
18,359		Puget Energy, Inc	404,632
4,400		Questar Corp	260,700
897		Resource America, Inc (Class A)	31,435
600		SJW Corp	21,078
8,094	*	Sierra Pacific Resources	87,011
33	*	Southern Union Co	829

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

331	*	Stericycle, Inc	$14,630
900		UGI Corp	40,878
6,163		Unisource Energy Corp	190,868
1,200		WGL Holdings, Inc	37,152
441	*	Waste Connections, Inc	15,325
4,014		Western Gas Resources, Inc	138,282
12,640		Williams Cos, Inc	237,758

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	7,064,430

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.11%
3,298	*	Advanced Micro Devices, Inc	53,164
365	*	Agere Systems, Inc (Class A)	522
10,000	*	Agere Systems, Inc (Class B)	14,200
2,400	*	Altera Corp	47,472
1,700		American Power Conversion Corp	44,387
3,954		Ametek, Inc	159,148
86	*	Amkor Technology, Inc	332
3,700		Analog Devices, Inc	133,718
671	*	Arris Group, Inc	4,637
2,200	*	Artesyn Technologies, Inc	19,162
2,119	*	Avanex Corp	2,755
1,842		AVX Corp	22,564
961		Baldor Electric Co	24,803
1,975	*	Broadcom Corp (Class A)	59,092
498	*	Broadwing Corp	2,062
800	*	Carrier Access Corp	4,768
821	*	C-COR, Inc	4,992
6,601	*	CIENA Corp	11,354
1,015	*	Comverse Technology, Inc	25,598
2,081	*	Conexant Systems, Inc	3,121
600	*	DDi Corp	1,680
300	*	Ditech Communications Corp	3,741
10,200	*	Eagle Broadband, Inc	3,468
13,278		Emerson Electric Co	862,141
500	*	Energizer Holdings, Inc	29,900
1,273	*	Finisar Corp	1,591
259	*	FuelCell Energy, Inc	2,585
900		Harman International Industries, Inc	79,614
600	*	Harmonic, Inc	5,736
800		Hubbell, Inc (Class B)	40,880
85,800		Intel Corp	1,993,134
500	*	Interdigital Communications Corp	7,660
600		Intersil Corp (Class A)	10,392
683	*	InterVoice, Inc	7,670
1,207	*	Jabil Circuit, Inc	34,424
14,268	*	JDS Uniphase Corp	23,828
576	*	Kemet Corp	4,464
286		LSI Industries, Inc	3,212
3,500	*	LSI Logic Corp	19,565
3,297		Maxim Integrated Products, Inc	134,748
3,888	*	McData Corp (Class A)	14,658
700	*	Merix Corp	7,847
1,000		Microchip Technology, Inc	26,010
6,032	*	Micron Technology, Inc	62,371
1,935		Molex, Inc	51,007
31,047		Motorola, Inc	464,774
4,302	*	MRV Communications, Inc	13,895
864	*	Mykrolis Corp	12,355
2,902		National Semiconductor Corp	59,810
800	*	NMS Communications Corp	3,432
903	*	Novellus Systems, Inc	24,137
403	*	Openwave Systems, Inc	4,913
6,239	*	Optical Communication Products, Inc	10,856

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

200	*	Polycom, Inc	$3,390
300	*	QLogic Corp	12,150
22,200		Qualcomm, Inc	813,630
300	*	Rambus, Inc	4,521
1,264		Scientific-Atlanta, Inc	35,670
12,369	*	Sirius Satellite Radio, Inc	69,514
1,259	*	Stratex Networks, Inc	2,316
2,488	*	Sycamore Networks, Inc	8,857
4,390	*	Tellabs, Inc	32,047
1,300	*	Terayon Communication Systems, Inc	4,004
23,174		Texas Instruments, Inc	590,705
1,538	*	Thomas & Betts Corp	49,677
1,600	*	Tripath Technology, Inc	1,424
832	*	UTStarcom, Inc	9,110
600	*	Vishay Intertechnology, Inc	7,458
1,600	*	Vitesse Semiconductor Corp	4,288
2,600	*	Westell Technologies, Inc	14,326
300	*	Wilson Greatbatch Technologies, Inc	5,472
200		Woodhead Industries, Inc	2,720
3,000		Xilinx, Inc	87,690
3,425	*	Zhone Technologies, Inc	8,734

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	6,432,052

ENGINEERING AND MANAGEMENT SERVICES - 0.49%
1,200	*	Accelrys, Inc	7,116
200	*	Affymetrix, Inc	8,568
575	*	Antigenics, Inc	3,852
1,251	*	Applera Corp (Celera Genomics Group)	12,823
436	*	Ariad Pharmaceuticals, Inc	2,442
2,292	*	BearingPoint, Inc	20,101
766	*	Ciphergen Biosystems, Inc	2,122
873	*	CuraGen Corp	3,632
232	*	CV Therapeutics, Inc	4,724
1,086	*	Decode Genetics, Inc	6,190
480	*	Digitas, Inc	4,848
600	*	Dyax Corp	1,932
50	*	Gartner, Inc (Class A)	478
200	*	Gen-Probe, Inc	8,912
39	*	Hewitt Associates, Inc	1,037
2,197	*	Incyte Corp	15,006
464	*	Kosan Biosciences, Inc	1,902
527	*	Lexicon Genetics, Inc	2,693
918	*	Luminex Corp	6,913
800	*	Maxim Pharmaceuticals, Inc	1,408
2,571		Moody's Corp	207,891
39	*	Neopharm, Inc	303
1,200	*	Oscient Pharmaceuticals Corp	2,808
7,620		Paychex, Inc	250,088
200	*	Pharmaceutical Product Development, Inc	9,690
1,300	*	Pharmos Corp	819
608	*	Regeneron Pharmaceuticals, Inc	3,107
1,449	*	Seattle Genetics, Inc	7,448
19	*	Symyx Technologies, Inc	419
517	*	TRC Cos, Inc	7,600
590	*	Trimeris, Inc	6,643

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	613,515

FABRICATED METAL PRODUCTS - 1.24%
2,846		Commercial Metals Co	96,451
4,749	*	Crown Holdings, Inc	73,894
500		Gulf Island Fabrication, Inc	11,730

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

1,727		Harsco Corp	$102,946
8,601		Illinois Tool Works, Inc	770,048
11,128		Masco Corp	385,808
600	*	Shaw Group, Inc	13,080
900		Snap-On, Inc	28,611
1,800		Stanley Works	81,486
83		Valmont Industries, Inc	1,853

		TOTAL FABRICATED METAL PRODUCTS	1,565,907

FOOD AND KINDRED PRODUCTS - 3.48%
3,503		Campbell Soup Co	101,657
38,155		Coca-Cola Co	1,589,919
2,259		Coca-Cola Enterprises, Inc	46,355
5,264		General Mills, Inc	258,726
5,508		H.J. Heinz Co	202,915
2,564		Hershey Foods Corp	155,019
6,164		Kellogg Co	266,716
600		Pepsi Bottling Group, Inc	16,710
29,274		PepsiCo, Inc	1,552,400
2,980		Wrigley (Wm.) Jr Co	195,399

		TOTAL FOOD AND KINDRED PRODUCTS	4,385,816

FOOD STORES - 0.71%
8,883		Albertson's, Inc	183,434
13,165	*	Kroger Co	211,035
800	*	Pathmark Stores, Inc	5,048
6,900	*	Safeway, Inc	127,857
6,290	*	Starbucks Corp	324,941
400		Whole Foods Market, Inc	40,852

		TOTAL FOOD STORES	893,167

FURNITURE AND FIXTURES - 0.45%
1,130		Hillenbrand Industries, Inc	62,681
6,394		Johnson Controls, Inc	356,530
3,585		Leggett & Platt, Inc	103,535
1,863		Newell Rubbermaid, Inc	40,874

		TOTAL FURNITURE AND FIXTURES	563,620

FURNITURE AND HOMEFURNISHINGS STORES - 0.26%
3,153	*	Bed Bath & Beyond, Inc	115,211
3,134		Best Buy Co, Inc	169,267
1,379		Circuit City Stores, Inc (Circuit City Group)	22,133
971		RadioShack Corp	23,789
76	*	Williams-Sonoma, Inc	2,793

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	333,193

GENERAL BUILDING CONTRACTORS - 0.55%
1,824		Centex Corp	104,460
5,769		D.R. Horton, Inc	168,686
600		KB Home	70,476
2,240		Lennar Corp (Class A)	126,963
64		Lennar Corp (Class B)	3,373
1,698		Pulte Homes, Inc	125,024
400		Ryland Group, Inc	24,808

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

800	*	Toll Brothers, Inc	$63,080

		TOTAL GENERAL BUILDING CONTRACTORS	686,870

GENERAL MERCHANDISE STORES - 1.29%
300	*	99 Cents Only Stores	3,951
331	*	Big Lots, Inc	3,979
41	*	BJ's Wholesale Club, Inc	1,273
6,077		Costco Wholesale Corp	268,482
2,008		Dollar General Corp	43,995
702	*	Dollar Tree Stores, Inc	20,168
1,021		Family Dollar Stores, Inc	30,998
2,991		J.C. Penney Co, Inc	155,293
2,951	*	Kohl's Corp	152,360
6,218		May Department Stores Co	230,190
45		Saks, Inc	812
14,278		Target Corp	714,186

		TOTAL GENERAL MERCHANDISE STORES	1,625,687

HEALTH SERVICES - 0.69%
6,289	*	Caremark Rx, Inc	250,176
978	*	Coventry Health Care, Inc	66,641
300	*	DaVita, Inc	12,555
731	*	Express Scripts, Inc	63,736
3,541		Health Management Associates, Inc (Class A)	92,703
104		Hooper Holmes, Inc	397
34	*	LifePoint Hospitals, Inc	1,491
885	*	Lincare Holdings, Inc	39,144
1,241		Manor Care, Inc	45,123
3,937	*	Medco Health Solutions, Inc	195,157
229	*	NeighborCare, Inc	6,698
929	*	OCA, Inc	3,948
645		Option Care, Inc	13,281
465	*	Specialty Laboratories, Inc	4,441
798	*	Triad Hospitals, Inc	39,980
483		Universal Health Services, Inc (Class B)	25,309
200	*	VistaCare, Inc (Class A)	4,094

		TOTAL HEALTH SERVICES	864,874

HOLDING AND OTHER INVESTMENT OFFICES - 3.00%
5,924		Allied Capital Corp	154,616
884		AMB Property Corp	33,415
2,200	American Financial Realty Trust	32,186
7,391	Archstone-Smith Trust	252,107
1,147	AvalonBay Communities, Inc	76,723
2,085	Boston Properties, Inc	125,580
300	Capstead Mortgage Corp	2,565
68	Catellus Development Corp	1,812
1,100	Cherokee, Inc	36,828
1,632	Crescent Real Estate Equities Co	26,667
200	Developers Diversified Realty Corp	7,950
2,147	Duke Realty Corp	64,088
15,389	Equity Office Properties Trust	463,671
9,262	Equity Residential	298,329
1,000	First Industrial Realty Trust, Inc	37,830
400	Fremont General Corp	8,796
1,200	Friedman Billings Ramsey Group, Inc	19,044
2,980	General Growth Properties, Inc	101,618
700	Harris & Harris Group, Inc	8,428
200	Health Care Property Investors, Inc	4,694
800	Hospitality Properties Trust	32,304

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

3,400		Host Marriott Corp	$56,304
1,500		HRPT Properties Trust	17,865
1,829		iStar Financial, Inc	75,318
1,700		Kimco Realty Corp	91,630
1,400		Origen Financial, Inc	9,674
3,693		Prologis	137,010
2,182		Public Storage, Inc	124,243
5,337		Simon Property Group, Inc	323,315
2,403		Vornado Realty Trust	166,456
25,076		Washington Mutual, Inc	990,502

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,781,568

HOTELS AND OTHER LODGING PLACES - 0.09%
1,300		Choice Hotels International, Inc	80,535
1,656		Marcus Corp	33,948

		TOTAL HOTELS AND OTHER LODGING PLACES	114,483

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.53%
16,766		3M Co	1,436,679
3,581		American Standard Cos, Inc	166,445
9,236	*	Apple Computer, Inc	384,864
21,868		Applied Materials, Inc	355,355
947		Black & Decker Corp	74,804
375	*	Brooks Automation, Inc	5,693
490	*	Cirrus Logic, Inc	2,215
81,891	*	Cisco Systems, Inc	1,465,030
900	*	Cooper Cameron Corp	51,489
834		Cummins, Inc	58,672
5,267		Deere & Co	353,574
32,950	*	Dell, Inc	1,265,939
31,342	*	EMC Corp	386,133
441	*	Emulex Corp	8,308
800	*	Global Power Equipment Group, Inc	7,664
696		Graco, Inc	28,091
2,598	*	Grant Prideco, Inc	62,768
46,647		Hewlett-Packard Co	1,023,435
1,742	*	InFocus Corp	9,999
25,921		International Business Machines Corp	2,368,661
600	*	Lam Research Corp	17,316
1,319	*	Lexmark International, Inc	105,480
136		Lincoln Electric Holdings, Inc	4,091
400		Lufkin Industries, Inc	19,316
1,800	*	Maxtor Corp	9,576
2,521	*	Milacron, Inc	7,689
992		Modine Manufacturing Co	29,095
2,687	*	National Oilwell Varco, Inc	125,483
2,811	*	Network Appliance, Inc	77,752
976		Nordson Corp	35,936
700	*	Oil States International, Inc	14,385
719	*	PalmOne, Inc	18,248
1,300		Pentair, Inc	50,700
5,142		Pitney Bowes, Inc	232,007
200	*	Presstek, Inc	1,544
300	*	Quantum Corp	873
1,200	*	Sandisk Corp	33,360
2,459	*	Semitool, Inc	25,082
2,500	*	Silicon Graphics, Inc	2,975
679	*	Simpletech, Inc	2,675
2,242		Smith International, Inc	140,641
9,105	*	Solectron Corp	31,594
948		SPX Corp	41,029

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

271	*	Storage Technology Corp	$8,347
152	*	UNOVA, Inc	3,139
485	*	Western Digital Corp	6,184
11,987	*	Xerox Corp	181,603

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	10,741,938

INSTRUMENTS AND RELATED PRODUCTS - 3.26%
567	*	Advanced Medical Optics, Inc	20,531
73	*	Aksys Ltd	231
497	*	Align Technology, Inc	3,101
300		Analogic Corp	12,975
2,400		Applera Corp (Applied Biosystems Group)	47,376
992		Bard (C.R.), Inc	67,535
483		Bausch & Lomb, Inc	35,404
13,431		Baxter International, Inc	456,385
522		Beckman Coulter, Inc	34,687
5,435		Becton Dickinson & Co	317,513
4,506		Biomet, Inc	163,568
9,708	*	Boston Scientific Corp	284,347
864	*	Bruker BioSciences Corp	3,041
1,930	*	Cardiac Science, Inc	2,220
975	*	Closure Medical Corp	26,033
681	*	Credence Systems Corp	5,387
200	*	Cyberoptics Corp	2,496
496	*	Cytyc Corp	11,413
706		Dentsply International, Inc	38,414
3,000	*	Depomed, Inc	11,820
500	*	DJ Orthopedics, Inc	12,525
207	*	Edwards Lifesciences Corp	8,947
400	*	Faro Technologies, Inc	9,416
708	*	Fisher Scientific International, Inc	40,299
4,453		Guidant Corp	329,077
1,200	*	Hanger Orthopedic Group, Inc	7,140
543	*	Input/Output, Inc	3,502
1,000	*	Ista Pharmaceuticals, Inc	9,880
1,435		KLA-Tencor Corp	66,024
1,100	*	LTX Corp	4,884
20,276		Medtronic, Inc	1,033,062
195	*	Millipore Corp	8,463
305	*	MKS Instruments, Inc	4,843
1,300	*	Nanogen, Inc	4,524
596		Oakley, Inc	7,641
1,038	*	Orthologic Corp	5,252
2,064		PerkinElmer, Inc	42,580
5,180	*	St. Jude Medical, Inc	186,480
5,792		Stryker Corp	258,381
100	*	Techne Corp	4,018
400		Tektronix, Inc	9,812
2,441		Teleflex, Inc	124,930
1,450	*	Thermo Electron Corp	36,671
1,349	*	TriPath Imaging, Inc	9,497
1,070	*	Varian Medical Systems, Inc	36,680
847	*	Waters Corp	30,314
3,386	*	Zimmer Holdings, Inc	263,465
347	*	Zygo Corp	4,497

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,107,281

INSURANCE AGENTS, BROKERS AND SERVICE - 0.49%
320		Brown & Brown, Inc	14,749
3,500		Crawford & Co (Class B)	25,025
964		Gallagher (Arthur J.) & Co	27,763

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

18,098		Marsh & McLennan Cos, Inc	$550,541

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	618,078

INSURANCE CARRIERS - 5.98%
5,100		Aetna, Inc	382,245
8,794		Aflac, Inc	327,664
200		Ambac Financial Group, Inc	14,950
35,523		American International Group, Inc	1,968,329
2,498		Chubb Corp	198,017
1,691		Cigna Corp	151,006
2,644		Cincinnati Financial Corp	115,305
737		Erie Indemnity Co (Class A)	38,412
1,295		Fidelity National Financial, Inc	42,657
5,096		Hartford Financial Services Group, Inc	349,382
1,822	*	Health Net, Inc	59,598
2,323	*	Humana, Inc	74,197
1,199		Jefferson-Pilot Corp	58,811
3,097		Lincoln National Corp	139,799
893		MBIA, Inc	46,686
105		MGIC Investment Corp	6,475
600	*	Pacificare Health Systems, Inc	34,152
900		Phoenix Cos, Inc	11,502
8,128		Principal Financial Group	312,847
2,433		Progressive Corp	223,252
12,259		Prudential Financial, Inc	703,667
1,993		Safeco Corp	97,079
13,454		St. Paul Travelers Cos, Inc	494,165
10,861		UnitedHealth Group, Inc	1,035,922
3,963		UnumProvident Corp	67,450
4,617	*	WellPoint, Inc	578,741

		TOTAL INSURANCE CARRIERS	7,532,310

LEATHER AND LEATHER PRODUCTS - 0.14%
2,488	*	Coach, Inc	140,895
900		Weyco Group, Inc	39,402

		TOTAL LEATHER AND LEATHER PRODUCTS	180,297

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
700	*	Laidlaw International, Inc	14,560

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	14,560

LUMBER AND WOOD PRODUCTS - 0.01%
1,474	*	Champion Enterprises, Inc	13,856

		TOTAL LUMBER AND WOOD PRODUCTS	13,856

METAL MINING - 0.19%
2,352		Cleveland-Cliffs, Inc	171,390
3,959		Royal Gold, Inc	72,569

		TOTAL METAL MINING	243,959

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.24%
1,009		Callaway Golf Co	12,915
200	*	Leapfrog Enterprises, Inc	2,270

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

11,734		Mattel, Inc	$250,521
161		Nautilus, Inc	3,825
1,783		Russ Berrie & Co, Inc	34,144
87	*	Steinway Musical Instruments, Inc	2,607

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	306,282

MISCELLANEOUS RETAIL - 1.61%
3,195	*	Amazon.com, Inc	109,492
5,909		CVS Corp	310,931
12,496	*	eBay, Inc	465,601
456		Michaels Stores, Inc	16,553
1,860	*	Office Depot, Inc	41,255
782		Omnicare, Inc	27,722
451		Petsmart, Inc	12,966
7,223		Staples, Inc	227,019
694		Tiffany & Co	23,957
1,535	*	Toys 'R' Us, Inc	39,542
15,190		Walgreen Co	674,740
2,462		World Fuel Services Corp	77,553

		TOTAL MISCELLANEOUS RETAIL	2,027,331

MOTION PICTURES - 1.99%
44,908	*	Liberty Media Corp (Class A)	465,696
6,789		Metro-Goldwyn-Mayer, Inc	81,129
1,100	*	Reading International, Inc	7,755
522		Regal Entertainment Group (Class A)	10,978
59,862	*	Time Warner, Inc	1,050,578
31,158		Walt Disney Co	895,169

		TOTAL MOTION PICTURES	2,511,305

NONDEPOSITORY INSTITUTIONS - 4.12%
1,014		Advanta Corp (Class A)	21,091
3,168		American Capital Strategies Ltd	99,507
23,153		American Express Co	1,189,370
800		Beverly Hills Bancorp, Inc	8,576
4,433		Capital One Financial Corp	331,455
4,880		CIT Group, Inc	185,440
8,135		Countrywide Financial Corp	264,062
17,733		Fannie Mae	965,562
300	*	First Marblehead Corp	17,259
14,880		Freddie Mac	940,416
25,772		MBNA Corp	632,703
600		MCG Capital Corp	9,231
4,148	*	Providian Financial Corp	71,180
9,005		SLM Corp	448,809

		TOTAL NONDEPOSITORY INSTITUTIONS	5,184,661

NONMETALLIC MINERALS, EXCEPT FUELS - 0.14%
2,151		Amcol International Corp	40,353
2,397		Vulcan Materials Co	136,221

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	176,574

OIL AND GAS EXTRACTION - 4.57%
9,361		Anadarko Petroleum Corp	712,372
11,934		Apache Corp	730,719

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

500		Berry Petroleum Co (Class A)	$25,725
1,100		Cabot Oil & Gas Corp (Class A)	60,665
2,100	*	Callon Petroleum Co	32,634
900	*	Cheniere Energy, Inc	58,059
8,096		Chesapeake Energy Corp	177,626
1,138	*	Cimarex Energy Co	44,382
394	*	Clayton Williams Energy, Inc	10,205
288	*	Comstock Resources, Inc	8,277
500	*	Delta Petroleum Corp	7,270
2,065	*	Denbury Resources, Inc	72,750
14,834		Devon Energy Corp	708,324
1,200	*	Edge Petroleum Corp	19,872
400	*	Encore Acquisition Co	16,520
1,136	*	Energy Partners Ltd	29,502
6,117		ENSCO International, Inc	230,366
8,916		EOG Resources, Inc	434,566
1,943	*	Forest Oil Corp	78,692
1,300	*	FX Energy, Inc	14,872
2,700	*	Global Industries Ltd	25,380
4,100	*	Grey Wolf, Inc	26,978
598	*	Harvest Natural Resources, Inc	7,110
2,299		Helmerich & Payne, Inc	91,247
800	*	Houston Exploration Co	45,560
1,145	b*	KCS Energy, Inc	17,587
895	*	Magnum Hunter Resources, Inc	14,418
2,779	*	Meridian Resource Corp	14,340
3,300	*	Mission Resources Corp	23,364
2,098	*	Newfield Exploration Co	155,797
2,585		Noble Energy, Inc	175,832
1,000		Patina Oil & Gas Corp	40,000
3,218		Patterson-UTI Energy, Inc	80,514
200	*	Petroleum Development Corp	7,538
5,316		Pioneer Natural Resources Co	227,100
2,209	*	Plains Exploration & Production Co	77,094
2,997		Pogo Producing Co	147,572
3,552	*	Pride International, Inc	88,232
900	*	Quicksilver Resources, Inc	43,857
1,503		Range Resources Corp	35,110
1,757		Rowan Cos, Inc	52,587
600		St. Mary Land & Exploration Co	30,030
1,255	*	Stone Energy Corp	60,955
1,641	*	Swift Energy Co	46,670
2,600		Tidewater, Inc	101,036
8,181	*	Transmontaigne, Inc	65,448
1,000	*	Unit Corp	45,170
1,100	*	Veritas DGC, Inc	32,956
3,200		Vintage Petroleum, Inc	100,672
700	*	Whiting Petroleum Corp	28,546
11,186		XTO Energy, Inc	367,348

		TOTAL OIL AND GAS EXTRACTION	5,749,446

PAPER AND ALLIED PRODUCTS - 0.83%
400		Bemis Co	12,448
900		Bowater, Inc	33,903
10,000		Kimberly-Clark Corp	657,300
6,376		MeadWestvaco Corp	202,884
100	*	Pactiv Corp	2,335
2,371		Sonoco Products Co	68,404
911		Temple-Inland, Inc	66,093

		TOTAL PAPER AND ALLIED PRODUCTS	1,043,367

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

PERSONAL SERVICES - 0.01%
300	*	Weight Watchers International, Inc	$12,894

		TOTAL PERSONAL SERVICES	12,894

PETROLEUM AND COAL PRODUCTS - 0.76%
2,236		Frontier Oil Corp	81,077
1,200	*	Giant Industries, Inc	30,840
1,678	*	Headwaters, Inc	55,072
3,067		Sunoco, Inc	317,496
6,384		Valero Energy Corp	467,756

		TOTAL PETROLEUM AND COAL PRODUCTS	952,241

PRIMARY METAL INDUSTRIES - 0.82%
2,500	*	Aleris International, Inc	62,375
1,100	*	Andrew Corp	12,881
558		Belden CDT, Inc	12,393
2,679	*	Century Aluminum Co	81,067
648	*	General Cable Corp	7,821
768		Gibraltar Industries, Inc	16,850
2,300	*	International Steel Group, Inc	90,850
1,123	*	Lone Star Technologies, Inc	44,280
652	*	Maverick Tube Corp	21,197
1,969		Mueller Industries, Inc	55,427
1,624	*	NS Group, Inc	51,010
4,340		Nucor Corp	249,810
750		Quanex Corp	39,990
3,830		Ryerson Tull, Inc	48,526
1,548		Schnitzer Steel Industries, Inc (Class A)	52,214
1,530		Steel Dynamics, Inc	52,708
900		Steel Technologies, Inc	21,591
80		Tredegar Corp	1,349
900	*	Wheeling-Pittsburgh Corp	27,945
4,488		Worthington Industries, Inc	86,529

		TOTAL PRIMARY METAL INDUSTRIES	1,036,813

PRINTING AND PUBLISHING - 0.83%
919		Dow Jones & Co, Inc	34,343
790		EW Scripps Co	38,513
300		Harte-Hanks, Inc	8,268
4,585		McGraw-Hill Cos, Inc	400,041
1,296		New York Times Co (Class A)	47,408
3,923		R.R. Donnelley & Sons Co	124,045
4,951		Tribune Co	197,396
137	*	Valassis Communications, Inc	4,790
218		Washington Post Co (Class B)	194,892

		TOTAL PRINTING AND PUBLISHING	1,049,696

RAILROAD TRANSPORTATION - 0.47%
12,084	*	ADC Telecommunications, Inc	24,047
1,461	*	Kansas City Southern Industries, Inc	28,139
14,474		Norfolk Southern Corp	536,262

		TOTAL RAILROAD TRANSPORTATION	588,448

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

REAL ESTATE - 0.02%
121	*	Avatar Holdings, Inc	$5,669
2,380		Stewart Enterprises, Inc (Class A)	14,637

		TOTAL REAL ESTATE	20,306

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.05%
67		Bandag, Inc	3,148
1,671		Cooper Tire & Rubber Co	30,680
101		Reebok International Ltd	4,474
395	*	Sealed Air Corp	20,516
169	*	Skechers U.S.A., Inc (Class A)	2,616

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	61,434

SECURITY AND COMMODITY BROKERS - 2.03%
790		A.G. Edwards, Inc	35,392
2,296	*	Ameritrade Holding Corp	23,442
15,386		Charles Schwab Corp	161,707
300		Chicago Mercantile Exchange	58,209
100		Eaton Vance Corp	2,344
796		Federated Investors, Inc (Class B)	22,535
3,536		Franklin Resources, Inc	242,746
6,836		Goldman Sachs Group, Inc	751,892
7,451	*	Instinet Group, Inc	43,812
2,286		Janus Capital Group, Inc	31,890
496		Legg Mason, Inc	38,757
18,286		Merrill Lynch & Co, Inc	1,034,988
184	*	Piper Jaffray Cos	6,732
738		SEI Investments Co	26,686
1,363		T Rowe Price Group, Inc	80,935

		TOTAL SECURITY AND COMMODITY BROKERS	2,562,067

SPECIAL TRADE CONTRACTORS - 0.02%
1,106	*	Integrated Electrical Services, Inc	3,053
500	*	Layne Christensen Co	8,635
1,802	*	Quanta Services, Inc	13,749

		TOTAL SPECIAL TRADE CONTRACTORS	25,437

STONE, CLAY, AND GLASS PRODUCTS - 0.21%
2,400	*	Anchor Glass Container Corp	5,376
241		Apogee Enterprises, Inc	3,442
48	*	Cabot Microelectronics Corp	1,506
300		CARBO Ceramics, Inc	21,045
18,111	*	Corning, Inc	201,576
16		Eagle Materials, Inc	1,295
53		Eagle Materials, Inc (Class B)	4,176
400		Florida Rock Industries, Inc	23,528

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	261,944

TRANSPORTATION BY AIR - 0.73%
600	*	Airtran Holdings, Inc	5,430
900	*	Alaska Air Group, Inc	26,496
2,587	*	AMR Corp	27,681
2,183	*	Continental Airlines, Inc (Class B)	26,283
3,244	*	Delta Air Lines, Inc	13,138
400	*	ExpressJet Holdings, Inc	4,564

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

5,190		FedEx Corp	$487,601
4,628	*	FLYi, Inc	5,878
1,111	*	Frontier Airlines, Inc	11,643
975	*	JetBlue Airways Corp	18,564
1,832	*	Mesa Air Group, Inc	12,824
565		Skywest, Inc	10,503
18,839		Southwest Airlines Co	268,267

		TOTAL TRANSPORTATION BY AIR	918,872

TRANSPORTATION EQUIPMENT - 1.19%
1,500		American Axle & Manufacturing Holdings, Inc	36,750
1,603		ArvinMeritor, Inc	24,798
2,860		Autoliv, Inc	136,279
8,600	*	BE Aerospace, Inc	103,200
1,937		Brunswick Corp	90,748
800		Coachmen Industries, Inc	10,880
5,323		Dana Corp	68,081
17,975		Delphi Corp	80,528
200		Federal Signal Corp	3,034
1,100	*	Fleetwood Enterprises, Inc	9,570
1,271		Gentex Corp	40,545
6,330		Genuine Parts Co	275,292
553		Greenbrier Cos, Inc	19,405
7,076		Harley-Davidson, Inc	408,710
700		Noble International Ltd	15,862
718	*	Sports Resorts International, Inc	2,384
2,033		Standard Motor Products, Inc	23,786
300	*	Strattec Security Corp	16,074
1,000		Superior Industries International, Inc	26,410
1,482	*	Tenneco Automotive, Inc	18,466
2,300	*	TRW Automotive Holdings Corp	44,689
6,300	*	Visteon Corp	35,973
205		Wabash National Corp	5,002

		TOTAL TRANSPORTATION EQUIPMENT	1,496,466

TRANSPORTATION SERVICES - 0.08%
1,976		GATX Corp	65,583
283	*	RailAmerica, Inc	3,532
1,216		Sabre Holdings Corp	26,606

		TOTAL TRANSPORTATION SERVICES	95,721

TRUCKING AND WAREHOUSING - 0.67%
11,557		United Parcel Service, Inc (Class B)	840,656

		TOTAL TRUCKING AND WAREHOUSING	840,656

WATER TRANSPORTATION - 0.05%
1,000	*	Gulfmark Offshore, Inc	25,910
1,400	*	Hornbeck Offshore Services, Inc	35,084

		TOTAL WATER TRANSPORTATION	60,994

WHOLESALE TRADE-DURABLE GOODS - 3.19%
1,100	*	Action Performance Cos, Inc	14,553
4,000		Adesa, Inc	93,440
4,600	*	Aviall, Inc	128,800
2,769		Barnes Group, Inc	75,234

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES/PRINCIPAL			VALUE

998		BorgWarner, Inc	$48,583
333		CDW Corp	18,874
500		Compx International, Inc	8,490
2,800		IKON Office Solutions, Inc	27,692
300	*	Ingram Micro, Inc (Class A)	5,001
49,822		Johnson & Johnson	3,346,045
400		Metal Management, Inc	10,272
1,196	*	Patterson Cos, Inc	59,740
1,592		Reliance Steel & Aluminum Co	63,696
137	*	Safeguard Scientifics, Inc	195
1,924		W.W. Grainger, Inc	119,807

		TOTAL WHOLESALE TRADE-DURABLE GOODS	4,020,422

WHOLESALE TRADE-NONDURABLE GOODS - 1.04%
1,290	*	Allscripts Healthcare Solutions, Inc	18,447
8,638		Cardinal Health, Inc	482,000
3,000	*	Endo Pharmaceuticals Holdings, Inc	67,650
486	*	Henry Schein, Inc	17,418
6,564		McKesson Corp	247,791
1,900	*	Metals USA, Inc	37,221
2,279		Perrigo Co	43,643
1,085	*	Priority Healthcare Corp (Class B)	23,468
582		Russell Corp	10,523
202		Stride Rite Corp	2,687
10,194		Sysco Corp	364,945

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,315,793

		TOTAL COMMON STOCKS	125,753,571
		(Cost $126,288,498)

SHORT-TERM INVESTMENTS - 2.41%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.41%
$ 3,040,000		Federal Home Loan Bank (FHLB), 2.400%, 04/01/05	3,039,775

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	3,039,775

		TOTAL SHORT-TERM INVESTMENTS	3,039,775
		(Cost $3,040,000)

		TOTAL PORTFOLIO - 102.28%	128,793,346
		(Cost $129,328,498)

		OTHER ASSETS AND LIABILITIES, NET - (2.28%)	(2,872,056)

		NET ASSETS - 100.00%	$125,921,290

	*	Non-income producing
	b	In bankruptcy

		For ease of presentation, we have grouped a number of industry classification categories
		together in the Statement of Investments. Note that the Funds use more specific industry
		categories in following their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - Managed Allocation Fund

TIAA-CREF MUTUAL FUNDS
MANAGED ALLOCATION FUND
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2005

SHARES		VALUE

TIAA-CREF MUTUAL FUNDS - 99.94%
17,536,599	TIAA-CREF Bond Plus Fund	$178,347,221
11,670,800	TIAA-CREF Growth Equity Fund	101,652,670
1,338,499	TIAA-CREF High-Yield Bond Fund	12,247,275
8,463,367	TIAA-CREF Institutional Large Cap Value Fund - Retail Class	115,440,339
378,794	TIAA-CREF Institutional Real Estate Securities Fund - Retail Class	4,916,748
1,034,836	TIAA-CREF Institutional Small-Cap Equity Fund - Retail Class	14,994,779
5,652,820	TIAA-CREF International Equity Fund	60,428,650
2,508,801	TIAA-CREF Money Market Fund	2,508,801
724,094	TIAA-CREF Short-Term Bond Fund	7,530,581

	TOTAL TIAA-CREF MUTUAL FUNDS	498,067,064
	(Cost $498,430,827)

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.09%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.09%
$ 470,000	Federal Home Loan Bank (FHLB), 2.400%, 04/01/05	469,965

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	469,965

	TOTAL SHORT-TERM INVESTMENTS	469,965
	(Cost $470,000)

	TOTAL PORTFOLIO - 100.03%	498,537,029
	(Cost $498,900,827)

	OTHER ASSETS AND LIABILITIES, NET - (0.03%)	(149,664)

	NET ASSETS - 100.00%	$498,387,365

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

TIAA-CREF MUTUAL FUNDS
HIGH-YIELD BOND FUND
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2005

				MATURITY
PRINCIPAL			RATE	DATE	RATING	VALUE

CORPORATE BONDS - 96.60%

AGRICULTURAL PRODUCTION-CROPS - 0.84%
$ 500,000		Dole Food Co, Inc (Sr Note)	8.625	05/01/09	B2	$525,000
1,500,000		Dole Food Co, Inc (Sr Note)	8.875	03/15/11	B2	1,612,500

		TOTAL AGRICULTURAL PRODUCTION-CROPS				2,137,500

AGRICULTURAL SERVICES - 1.14%
1,000,000	g	American Rock Salt Co LLC	9.500	03/15/14	B3	1,030,000
1,809,000	g	United Agri Products (Sr Note)	8.250	12/15/11	B1	1,881,360

		TOTAL AGRICULTURAL SERVICES				2,911,360

AMUSEMENT AND RECREATION SERVICES - 2.15%
1,000,000		Caesars Entertainment, Inc (Sr Note)	7.500	09/01/09	Ba1	1,075,000
1,000,000	g	Capitol Records, Inc (Guarantee Note)	8.375	08/15/09	Ba1	1,075,000
1,000,000	g	Mohegan Tribal Gaming Authority (Sr Note)	6.125	02/15/13	Ba2	980,000
375,000	g	Mohegan Tribal Gaming Authority (Sr Sub Note)	6.875	02/15/15	Ba3	371,250
500,000	g	Six Flags, Inc (Sr Note)	9.750	04/15/13	Caa1	466,250
1,000,000		Speedway Motorsports, Inc (Sr Sub Note)	6.750	06/01/13	Ba2	1,010,000
500,000		Warner Music Group (Sr Sub Note)	7.375	04/15/14	B3	515,000

		TOTAL AMUSEMENT AND RECREATION SERVICES				5,492,500

APPAREL AND OTHER TEXTILE PRODUCTS - 1.07%
2,000,000		Broder Brothers Co (Sr Note)	11.250	10/15/10	B3	2,190,000
500,000	g	Broder Brothers Co (Sr Note)	11.250	10/15/10	B3	547,500

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS				2,737,500

AUTO REPAIR, SERVICES AND PARKING - 0.79%
2,000,000		Keystone Automotive Operations, Inc (Sr Sub Note)	9.750	11/01/13	B3	2,010,000

		TOTAL AUTO REPAIR, SERVICES AND PARKING				2,010,000

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.86%
1,500,000		Autonation, Inc (Guarantee Note)	9.000	08/01/08	Ba2	1,650,000
500,000		Travelcenters Of America, Inc (Guarantee Note)	12.750	05/01/09	B3	555,000

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				2,205,000

BUSINESS SERVICES - 3.42%
2,000,000		Activant Solutions, Inc (Sr Note)	10.500	06/15/11	B2	2,130,000
600,000		Advanstar Communications, Inc	10.750	08/15/10	B3	667,500
1,500,000		Advanstar, Inc (Guarantee Note)	15.000	10/15/11	NR	1,372,500
1,000,000		Iron Mountain, Inc (Guarantee Note)	8.625	04/01/13	Caa1	1,010,000
1,500,000		Lamar Media Corp (Guarantee Note)	7.250	01/01/13	Ba3	1,560,000
1,000,000	g	United Rentals North America, Inc (Sr Sub Note)	7.750	11/15/13	B2	970,000

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING	VALUE

$ 1,000,000		Universal Compression, Inc (Sr Note)	7.250	05/15/10	Ba3	$1,022,500

		TOTAL BUSINESS SERVICES				8,732,500

CHEMICALS AND ALLIED PRODUCTS - 6.42%
825,000		Acetex Corp (Sr Note)	10.875	08/01/09	B2	878,625
750,000	g	Church & Dwight Co, Inc (Sr Sub Note)	6.000	12/15/12	Ba3	731,250
500,000		Crompton Corp (Sr Note)	9.875	08/01/12	B1	572,500
650,000	g	Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp (Sr Sub Note)	9.625	06/15/14	B3	741,000
500,000		Equistar Chemicals LP	8.750	02/15/09	B2	536,250
1,000,000		Georgia Gulf Corp (Sr Note)	7.125	12/15/13	B1	1,037,500
1,000,000		Huntsman International LLC (Guarantee Note)	9.875	03/01/09	B2	1,080,000
1,000,000	g	IMC Global, Inc (Sr Note)	10.875	08/01/13	B1	1,195,000
1,500,000		ISP Chemco, Inc (Guarantee Note)	10.250	07/01/11	B1	1,623,750
500,000		ISP Holdings, Inc	10.625	12/15/09	B2	535,000
2,500,000		Lyondell Chemical Co (Guarantee Note)	10.500	06/01/13	B1	2,875,000
750,000	g	PQ Corp (Guarantee Note)	7.500	02/15/13	B3	738,750
1,000,000	g	Rockwood Specialties Group, Inc (Sr Sub Note)	10.625	05/15/11	B3	1,110,000
750,000	g	Rockwood Specialties Group, Inc (Sub Note)	7.500	11/15/14	B3	750,000
1,000,000	g	Scotts Miracle-Gro Co (Sr Sub Note)	6.625	11/15/13	Ba2	1,010,000
900,000	g	WH Holdings Ltd/WH Capital Corp (Sr Note)	9.500	04/01/11	B2	972,000

		TOTAL CHEMICALS AND ALLIED PRODUCTS				16,386,625

COAL MINING - 1.50%
1,000,000		Arch Western Finance LLC (Sr Note)	6.750	07/01/13	Ba3	1,005,000
750,000		Foundation PA Coal Co (Sr Note)	7.250	08/01/14	B1	761,250
500,000		Luscar Coal Ltd (Sr Note)	9.750	10/15/11	Ba3	550,000
1,000,000		Massey Energy Co (Sr Note)	6.625	11/15/10	Ba3	1,005,000
500,000		Peabody Energy Corp (Guarantee Note)	6.875	03/15/13	Ba3	515,000

		TOTAL COAL MINING				3,836,250

COMMUNICATIONS - 15.11%
750,000		Allbritton Communications Co (Sr Sub Note)	7.750	12/15/12	B3	738,750
1,500,000		American Cellular Corp (Sr Note)	10.000	08/01/11	B3	1,380,000
1,500,000		AT&T Corp (Sr Note)	8.050	11/15/11	Ba1	1,704,375
1,000,000	g	Charter Communications Operating LLC/Charter Communications Operating Capital (Sr Note)	8.000	04/30/12	B2	995,000
1,500,000		Citizens Communications Co	9.250	05/15/11	Ba3	1,642,500
375,000		Citizens Communications Co (Sr Note)	7.625	08/15/08	Ba3	393,750
2,000,000		Corus Entertainment, Inc (Sr Sub Note)	8.750	03/01/12	B1	2,145,000
1,000,000		CSC Holdings, Inc (Deb)	7.875	02/15/18	B1	1,060,000
2,500,000	h	CSC Holdings, Inc (Sr Note)	7.625	04/01/11	B1	2,600,000
1,500,000		DirecTV Holdings LLC/DirecTV Financing Co (Sr Note)	8.375	03/15/13	B1	1,623,750
1,500,000		Echostar DBS Corp (Sr Note)	6.375	10/01/11	Ba3	1,470,000
2,250,000	g	Fisher Communications, Inc (Sr Note)	8.625	09/15/14	B2	2,407,500
1,500,000		Gray Television, Inc (Guarantee Note)	9.250	12/15/11	B2	1,620,000
800,000	g	Intelsat Bermuda Ltd (Sr Note)	7.805	01/15/12	B2	812,000
2,000,000		MCI, Inc (Sr Note)	7.688	05/01/09	B2	2,080,000
1,000,000		Nexstar Finance LLC/Nexstar Finance, Inc (Guarantee Note)	12.000	04/01/08	B3	1,057,500
1,000,000		Nextel Communications, Inc (Sr Note)	5.950	03/15/14	Ba3	995,000
2,000,000	g	PanAmSat Corp (Guarantee Note)	9.000	08/15/14	B1	2,110,000
2,000,000	g	Qwest Corp	9.125	03/15/12	Ba3	2,175,000
4,000,000	g	Qwest Corp (Sr Note)	7.875	09/01/11	Ba3	4,120,000
750,000	g	Rogers Cable, Inc	6.750	03/15/15	Ba3	738,750
500,000		Rogers Wireless Communications, Inc	9.625	05/01/11	Ba3	567,500
1,000,000		Rogers Wireless, Inc (Deb)	9.750	06/01/16	Ba3	1,180,000
2,000,000	g	Telcordia Technologies, Inc (Sr Sub Note)	10.000	03/15/13	B3	1,985,000
1,000,000		Videotron Ltee (Guarantee Note)	6.875	01/15/14	Ba3	1,005,000

		TOTAL COMMUNICATIONS				38,606,375

100

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING	VALUE

EATING AND DRINKING PLACES - 0.81%
$ 2,000,000	g	Carrols Corp (Sr Sub Note)	9.000	01/15/13	B3	$2,060,000

		TOTAL EATING AND DRINKING PLACES				2,060,000

ELECTRIC, GAS, AND SANITARY SERVICES - 12.78%
500,000	g	AES Corp	9.000	05/15/15	Ba3	550,000
500,000		AES Corp (Sr Note)	9.375	09/15/10	B2	551,250
1,750,000		AES Corp (Sr Note)	7.750	03/01/14	B1	1,806,875
1,000,000		AES Corp (Sr Note)	8.875	02/15/11	B1	1,082,500
500,000	g	Allegheny Energy Supply	8.250	04/15/12	B2	530,000
1,000,000		Allied Waste North America	6.125	02/15/14	Ba3	892,500
1,000,000		Allied Waste North America	6.500	11/15/10	Ba3	970,000
2,000,000		Allied Waste North America (Sr Note)	7.250	03/15/15	B2	1,900,000
1,000,000		Allied Waste North America (Sr Note)	7.875	04/15/13	B2	997,500
1,000,000	g	ANR Pipeline Co	8.875	03/15/10	B1	1,081,411
500,000		Aquila, Inc (Sr Note)	14.875	07/01/12	B2	685,000
1,500,000		CMS Energy Corp (Sr Note)	8.500	04/15/11	B3	1,620,000
1,000,000	g	Colorado Interstate Gas Co (Sr Note)	5.950	03/15/15	B1	963,951
500,000		Edison Mission Energy (Sr Note)	9.875	04/15/11	B1	577,500
500,000		Edison Mission Energy (Sr Note)	10.000	08/15/08	B1	555,625
750,000		Empresa Nacional de Electricidad S.A.	7.750	07/15/08	Ba1	799,175
750,000	g	Freescale Semiconductor, Inc (Sr Note)	6.875	07/15/11	Ba2	771,563
1,000,000		General Cable Corp (Sr Note)	9.500	11/15/10	B2	1,100,000
1,000,000	g	Nevada Power Co (Ref Mortgage)	6.500	04/15/12	Ba2	1,032,500
500,000		Nevada Power Co (Second Mortgage)	9.000	08/15/13	Ba2	561,250
1,000,000	g	NorthWestern Corp	5.875	11/01/14	Ba1	994,821
782,000	g	NRG Energy, Inc	8.000	12/15/13	B1	826,965
250,000		Orion Power Holdings, Inc (Sr Note)	12.000	05/01/10	B2	303,750
1,500,000		Reliant Energy, Inc	9.500	07/15/13	B1	1,631,250
1,000,000	g	Sierra Pacific Resources (Sr Note)	8.625	03/15/14	B2	1,065,000
1,000,000		Southern Natural Gas Co	8.000	03/01/32	B1	1,073,669
500,000		Southern Natural Gas Co	8.875	03/15/10	B1	542,150
1,000,000		TECO Energy, Inc (Sr Note)	10.500	12/01/07	Ba2	1,122,500
1,000,000	g	Texas Genco LLC/Texas Genco Financing Corp (Sr Note)	6.875	12/15/14	B1	1,002,500
500,000		TNP Enterprises, Inc (Sr Sub Note)	10.250	04/01/10	B2	527,500
1,000,000		Transcontinental Gas Pipe Line Corp (Sr Note)	8.875	07/15/12	B1	1,172,500
1,000,000		Williams Cos, Inc	7.750	06/15/31	B1	1,080,000
1,000,000		Williams Cos, Inc	8.125	03/15/12	B3	1,095,000
1,000,000		Williams Cos, Inc	8.750	03/15/32	B3	1,187,500

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				32,653,705

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.35%
1,500,000		Flextronics International Ltd (Sr Sub Note)	6.500	05/15/13	Ba2	1,488,750
750,000	g	Freescale Semiconductor, Inc (Sr Note)	7.125	07/15/14	Ba2	783,750
2,000,000	g	L-3 Communications Corp (Sr Sub Note)	5.875	01/15/15	Ba3	1,920,000
1,000,000	g	Sanmina-SCI Corp (Guarantee Note)	10.375	01/15/10	Ba2	1,120,000
750,000	g	Sanmina-SCI Corp (Sub Note)	6.750	03/01/13	B1	703,125

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				6,015,625

FABRICATED METAL PRODUCTS - 1.23%
1,000,000		Ball Corp (Guarantee Note)	6.875	12/15/12	Ba3	1,031,250
500,000	g	Crown European Holdings S.A.	10.875	03/01/13	B2	580,000
500,000	g	Crown European Holdings S.A.	9.500	03/01/11	B1	548,750
1,000,000		Valmont Industries, Inc (Guarantee Note)	6.875	05/01/14	Ba3	990,000

		TOTAL FABRICATED METAL PRODUCTS				3,150,000

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING	VALUE

FOOD AND KINDRED PRODUCTS - 3.17%
$ 2,000,000	g	Burns Philp Capital Pty Ltd (Guarantee Note)	9.750	07/15/12	B3	$2,180,000
750,000	g	Del Monte Corp (Sr Sub Note)	6.750	02/15/15	B2	731,250
500,000		Del Monte Corp (Sr Sub Note)	8.625	12/15/12	B2	541,250
1,000,000		Hercules, Inc (Guarantee Note)	6.750	10/15/29	Ba3	980,000
1,000,000		Reddy Ice Group, Inc (Sr Sub Note)	8.875	08/01/11	B3	1,112,500
1,500,000		Stater Brothers Holdings (Sr Note)	8.125	06/15/12	B1	1,447,500
1,000,000		Swift & Co (Guarantee Note)	10.125	10/01/09	B1	1,097,500

		TOTAL FOOD AND KINDRED PRODUCTS				8,090,000

GENERAL BUILDING CONTRACTORS - 2.10%
2,000,000		DR Horton, Inc (Sr Note)	7.875	08/15/11	Ba1	2,185,182
1,000,000		DR Horton, Inc (Sr Sub Note)	9.750	09/15/10	Ba2	1,160,564
1,000,000	g	KB Home (Sr Note)	5.750	02/01/14	Ba1	957,826
500,000		KB Home (Sr Sub Note)	8.625	12/15/08	Ba2	543,136
500,000		KB Home (Sr Sub Note)	7.750	02/01/10	Ba2	525,724

		TOTAL GENERAL BUILDING CONTRACTORS				5,372,432

GENERAL MERCHANDISE STORES - 0.41%
1,000,000		JC Penney Co, Inc	9.000	08/01/12	Ba2	1,040,000

		TOTAL GENERAL MERCHANDISE STORES				1,040,000

HEALTH SERVICES - 2.48%
800,000	g	Coventry Health Care, Inc (Sr Note)	6.125	01/15/15	Ba1	799,000
1,500,000	g	DaVita Inc (Sr Sub Note)	7.250	03/15/15	B3	1,470,000
500,000		HCA, Inc	5.250	11/06/08	Ba2	499,475
1,000,000		HCA, Inc	6.300	10/01/12	Ba2	999,046
500,000		HCA, Inc (Sr Note)	7.875	02/01/11	Ba1	540,951
500,000		Tenet Healthcare Corp	7.375	02/01/13	B3	471,250
1,500,000		Tenet Healthcare Corp (Sr Note)	9.875	07/01/14	B3	1,560,000

		TOTAL HEALTH SERVICES				6,339,722

HOTELS AND OTHER LODGING PLACES - 2.64%
500,000	g	Boyd Gaming Corp (Guarantee Note)	9.250	08/01/09	Ba3	529,375
1,000,000		Boyd Gaming Corp (Sr Sub Note)	7.750	12/15/12	B1	1,047,500
1,000,000		Isle of Capri Casinos, Inc (Guarantee Note)	9.000	03/15/12	B2	1,087,500
750,000		MGM Mirage (Guarantee Note)	8.500	09/15/10	Ba1	821,250
250,000		MGM Mirage (Guarantee Note)	9.750	06/01/07	Ba2	268,750
1,000,000	g	MGM Mirage (Sr Note)	6.750	09/01/12	Ba2	1,007,500
1,000,000	g	Station Casinos, Inc (Sr Note)	6.000	04/01/12	Ba3	992,500
1,000,000		Station Casinos, Inc (Sr Sub Note)	6.500	02/01/14	B1	992,500

		TOTAL HOTELS AND OTHER LODGING PLACES				6,746,875

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.75%
1,750,000	g	Case New Holland, Inc (Sr Note)	9.250	08/01/11	Ba3	1,863,750
1,000,000	g	Cummins, Inc (Sr Note)	9.500	12/01/10	Ba2	1,102,500
1,500,000		Scientific Games Corp (Sr Sub Note)	6.250	12/15/12	B1	1,492,500

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				4,458,750

INSTRUMENTS AND RELATED PRODUCTS - 1.94%
500,000	g	Fisher Scientific International, Inc (Sr Sub Note)	6.750	08/15/14	Ba3	507,500
1,000,000	g	Fisher Scientific International, Inc (Sr Sub Note)	8.000	09/01/13	Ba3	1,087,500

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING	VALUE

$ 434,000		Fisher Scientific International, Inc (Sr Sub Note)	8.125	05/01/12	Ba3	$470,890
1,500,000	g	UGS Corp (Sr Sub Note)	10.000	06/01/12	B3	1,657,500
500,000		Xerox Corp (Guarantee Note)	9.750	01/15/09	Ba2	563,750
650,000		Xerox Corp (Sr Note)	6.875	08/15/11	Ba2	662,187

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				4,949,327

JUSTICE, PUBLIC ORDER AND SAFETY - 0.38%
1,000,000	g	Corrections Corp of America (Sr Note)	6.250	03/15/13	B1	960,000

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY				960,000

METAL MINING - 0.43%
1,000,000		Freeport-McMoRan Copper & Gold, Inc (Sr Note)	10.125	02/01/10	B2	1,110,000

		TOTAL METAL MINING				1,110,000

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.65%
1,500,000	g	Koppers, Inc (Guarantee Note)	9.875	10/15/13	B2	1,672,500

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				1,672,500

MISCELLANEOUS RETAIL - 2.62%
1,000,000		AmeriGas Partners LP/AmeriGas Eagle Finance Corp (Sr Note)	10.000	04/15/06	B2	1,050,000
1,000,000	g	Couche-Tard US LP/Couche-Tard Finance Corp (Sr Sub Note)	7.500	12/15/13	BA3	1,050,000
2,000,000		FTD, Inc (Guarantee Note)	7.750	02/15/14	B3	2,050,000
1,500,000		NeighborCare, Inc (Sr Sub Note)	6.875	11/15/13	Ba3	1,575,000
1,000,000	g	Rite Aid Corp	7.500	01/15/15	B2	960,000

		TOTAL MISCELLANEOUS RETAIL				6,685,000

NONDEPOSITORY INSTITUTIONS - 0.41%
1,000,000	g	Global Cash Access LLC/Global Cash Finance Corp (Sr Sub Note)	8.750	03/15/12	Caa1	1,060,000

		TOTAL NONDEPOSITORY INSTITUTIONS				1,060,000

OIL AND GAS EXTRACTION - 3.57%
1,000,000		Chesapeake Energy Corp (Guarantee Note)	7.750	01/15/15	Ba3	1,057,500
2,370,000		Chesapeake Energy Corp (Sr Note)	6.875	01/15/16	Ba3	2,393,700
1,000,000		Exco Resources, Inc (Guarantee Note)	7.250	01/15/11	B2	1,015,000
1,000,000		Hanover Compressor Co (Sr Note)	9.000	06/01/14	B3	1,070,000
500,000		Hanover Equipment Trust Series 01A	8.500	09/01/08	B2	521,250
500,000		Hanover Equipment Trust Series 01B	8.750	09/01/11	B2	527,500
649,000		Magnum Hunter Resources, Inc (Guarantee Note)	9.600	03/15/12	B2	726,880
1,000,000		Plains Exploration & Production Co (Sr Note)	7.125	06/15/14	Ba2	1,045,000
750,000		Premcor Refining Group, Inc (Guarantee Note)	6.750	05/01/14	Ba3	750,000

		TOTAL OIL AND GAS EXTRACTION				9,106,830

PAPER AND ALLIED PRODUCTS - 5.46%
1,750,000		Abitibi-Consolidated, Inc (Sr Note)	8.375	04/01/15	Ba3	1,701,875
275,000	g	Boise Cascade LLC (Sr Note)	5.535	10/15/12	B1	280,500
589,000	g	Boise Cascade LLC (Sr Sub Note)	7.125	10/15/14	B2	596,362
750,000		Caraustar Industries, Inc (Guarantee Note)	9.875	04/01/11	Caa1	787,500
1,500,000		Georgia-Pacific Corp (Deb)	9.500	12/01/11	Ba3	1,770,000
1,500,000		Georgia-Pacific Corp (Guarantee Note)	8.875	02/01/10	Ba2	1,674,375
500,000		Georgia-Pacific Corp (Guarantee Note)	9.375	02/01/13	Ba2	558,750
1,000,000	g	Georgia-Pacific Corp (Sr Note)	8.000	01/15/24	Ba3	1,115,000
103

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING	VALUE

$ 1,500,000		Graphic Packaging International Corp (Sr Sub Note)	9.500	08/15/13	B3	$1,590,000
1,880,000		Greif, Inc (Guarantee Note)	8.875	08/01/12	B1	2,030,400
750,000		Jefferson Smurfit Corp (Guarantee Note)	8.250	10/01/12	B2	770,625
1,000,000		Playtex Products, Inc	8.000	03/01/11	B2	1,077,500

		TOTAL PAPER AND ALLIED PRODUCTS				13,952,887

PERSONAL SERVICES - 0.79%
1,442,000	g	Coinmach Corp (Sr Note)	9.000	02/01/10	B2	1,470,840
41,000		Service Corp International	6.000	12/15/05	Ba3	41,000
500,000		Service Corp International	7.700	04/15/09	Ba3	515,000

		TOTAL PERSONAL SERVICES				2,026,840

PETROLEUM AND COAL PRODUCTS - 0.79%
500,000		Equistar Chemicals LP/Equistar Funding Corp (Guarantee Note)	10.125	09/01/08	B2	552,500
1,000,000		Polypore, Inc (Sr Sub Note)	8.750	05/15/12	Caa1	935,000
500,000		Tesoro Corp	8.000	04/15/08	Ba2	522,500

		TOTAL PETROLEUM AND COAL PRODUCTS				2,010,000

PRIMARY METAL INDUSTRIES - 1.23%
1,750,000		AK Steel Corp (Guarantee Note)	7.750	06/15/12	B1	1,684,375
1,000,000	g	Novelis, Inc (Sr Note)	7.250	02/15/15	B1	980,000
421,000		United States Steel Corp (Sr Note)	9.750	05/15/10	Ba2	466,257

		TOTAL PRIMARY METAL INDUSTRIES				3,130,632

PRINTING AND PUBLISHING - 6.03%
1,200,000	g	American Achievement Corp (Sr Sub Note)	8.250	04/01/12	B3	1,242,000
2,000,000		Block Communications, Inc (Guarantee Note)	9.250	04/15/09	B2	2,130,000
500,000		CanWest Media, Inc (Guarantee Note)	7.625	04/15/13	B1	527,500
1,000,000		CanWest Media, Inc (Sr Sub Note)	10.625	05/15/11	B2	1,090,000
1,500,000		Cenveo Corp (Guarantee Note)	9.625	03/15/12	B1	1,597,500
500,000		Dex Media East LLC/Dex Media East Finance Co (Guarantee Note)	9.875	11/15/09	B1	550,000
977,000	g	Dex Media West LLC/Dex Media Finance Co (Sr Sub Note)	9.875	08/15/13	B2	1,089,355
2,000,000		Primedia, Inc (Guarantee Note)	7.625	04/01/08	B3	2,010,000
500,000		Primedia, Inc (Sr Note)	8.000	05/15/13	B3	510,000
1,000,000		Rent-A-Center, Inc (Guarantee Note)	7.500	05/01/10	B1	995,000
2,200,000	g	RH Donnelley Corp (Sr Note)	6.875	01/15/13	B3	2,178,000
1,500,000		Visant Corp (Guarantee Note)	7.625	10/01/12	B3	1,485,000

		TOTAL PRINTING AND PUBLISHING				15,404,355

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.83%
750,000	g	Cooper-Standard Automotive, Inc	8.375	12/15/14	B3	609,375
1,500,000		Solo Cup Co (Sr Sub Note)	8.500	02/15/14	B3	1,500,000

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				2,109,375

SOCIAL SERVICES - 0.38%
1,000,000	g	Knowledge Learning Corp, Inc (Guarantee Note)	7.750	02/01/15	B3	965,000

		TOTAL SOCIAL SERVICES				965,000

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING	VALUE

STONE, CLAY, AND GLASS PRODUCTS - 1.02%
$ 500,000		Owens Brockway Glass Container, Inc	8.750	11/15/12	B1	$546,250
1,000,000		Owens-Brockway (Guarantee Note)	8.875	02/15/09	B1	1,067,500
1,000,000	g	Owens-Brockway (Sr Note)	6.750	12/01/14	B2	980,000

		TOTAL STONE, CLAY, AND GLASS PRODUCTS				2,593,750

TRANSPORTATION EQUIPMENT - 2.38%
500,000		Dana Corp	10.125	03/15/10	Ba2	522,487
1,000,000		Dana Corp	9.000	08/15/11	Ba2	1,095,488
1,000,000	g	Navistar International Corp (Sr Note)	6.250	03/01/12	Ba3	950,000
1,000,000		Sequa Corp (Sr Note)	8.875	04/01/08	B1	1,050,000
1,000,000		Sequa Corp (Sr Note)	9.000	08/01/09	B1	1,070,000
1,000,000		Transdigm, Inc (Guarantee Note)	8.375	07/15/11	B3	1,026,250
324,000	g	TRW Automotive, Inc (Sr Sub Note)	11.000	02/15/13	B2	362,880

		TOTAL TRANSPORTATION EQUIPMENT				6,077,105

TRANSPORTATION SERVICES - 0.38%
1,000,000		United Rentals North America, Inc (Guarantee Note)	6.500	02/15/12	B1	972,500

		TOTAL TRANSPORTATION SERVICES				972,500

WATER TRANSPORTATION - 1.24%
2,000,000		Gulfmark Offshore, Inc (Sr Note)	7.750	07/15/14	B2	2,060,000
1,000,000		Stena AB (Sr Note)	9.625	12/01/12	Ba3	1,107,500

		TOTAL WATER TRANSPORTATION				3,167,500

WHOLESALE TRADE-DURABLE GOODS - 2.45%
1,000,000		Avnet, Inc	9.750	02/15/08	Ba2	1,117,500
1,000,000		Builders Firstsource, Inc	7.024	02/15/12	B3	985,000
1,500,000		Ingram Micro, Inc (Sr Sub Note)	9.875	08/15/08	Ba2	1,590,000
750,000		Russel Metals, Inc (Sr Note)	6.375	03/01/14	Ba3	727,500
1,000,000	g	Ryerson Tull, Inc (Sr Note)	8.250	12/15/11	B2	950,000
865,000		Wesco Distribution, Inc (Guarantee Note)	9.125	06/01/08	B2	891,313

		TOTAL WHOLESALE TRADE-DURABLE GOODS				6,261,313

WHOLESALE TRADE-NONDURABLE GOODS - 0.60%
1,000,000	g	Airgas, Inc (Sr Sub Note)	6.250	07/15/14	Ba2	997,500
500,000		AmerisourceBergen Corp (Sr Note)	8.125	09/01/08	Ba3	536,250

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				1,533,750

		TOTAL CORPORATE BONDS
		(Cost $240,205,607)				246,731,383

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

SHARES			VALUE

COMMON STOCKS - 0.00%

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.00%
500	v	TravelCenters of America, Inc Contingent Wts 05/01/09	$63
1,500	v	TravelCenters of America, Inc Initial Wts 05/01/09	188

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	251

BUSINESS SERVICES - 0.00%
1,500	v	Advanstar Holdings Corp Wts 10/15/11	15

		TOTAL BUSINESS SERVICES	15

COMMUNICATIONS - 0.00%
250	v	Global Crossing Holding Ltd, Wts 08/01/07	-
500	v	Global Crossing Holding Ltd, Wts 11/15/09	-

		TOTAL COMMUNICATIONS	-

PAPER AND ALLIED PRODUCTS - 0.00%
250	v	Pliant Corp Wts 06/01/10	3

		TOTAL PAPER AND ALLIED PRODUCTS	3

		TOTAL COMMON STOCKS
		(Cost $162,817)	269

		TOTAL PORTFOLIO - 96.60%
		(Cost $240,368,424)	246,731,652

		OTHER ASSETS AND LIABILITIES, NET - 3.40%	8,679,440

		NET ASSETS - 100.00%	$255,411,092

	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold
		in transactions exempt from registration to qualified institutional buyers.
		At March 31, 2005, the value of these securities amounted to $81,802,459 or 32.03% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	v	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

TIAA-CREF MUTUAL FUNDS
SHORT-TERM BOND FUND
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2005

				MATURITY
PRINCIPAL			RATE	DATE	RATING	VALUE

BONDS - 98.84%

CORPORATE BONDS - 40.81%

AUTO REPAIR, SERVICES AND PARKING - 0.44%
$ 1,000,000		Ryder System, Inc	4.625	04/01/10	Baa1	$990,920

		TOTAL AUTO REPAIR, SERVICES AND PARKING				990,920

ASSET BACKED - 2.01%
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)	3.777	01/25/22	Aaa	994,694
500,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	489,974
500,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1M2)	5.700	02/25/34	A2	500,144
316,182		Chase Funding Net Interest Margin Series 2004-1A	3.750	03/27/35	Baa2	315,513
1,320,000	v	CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	1,320,792
946,558		Wells Fargo Home Equity Trust Series 2004-2N (Class N1)	4.450	10/26/34	NR	945,694

		TOTAL ASSET BACKED				4,566,811

BUSINESS SERVICES - 0.22%
500,000		Equifax, Inc	6.300	07/01/05	Baa1	503,560

		TOTAL BUSINESS SERVICES				503,560

CHEMICALS AND ALLIED PRODUCTS - 1.41%
1,000,000		Eli Lilly & Co	2.900	03/15/08	Aa3	957,832
1,000,000		Gillette Co (Sr Note)	4.125	08/30/07	Aa3	997,478
250,000		Lubrizol Corp (Sr Note)	4.625	10/01/09	Baa3	246,270
500,000		Merck & Co, Inc	5.250	07/01/06	Aaa	507,854
500,000		Pfizer, Inc	5.625	02/01/06	Aaa	507,345

		TOTAL CHEMICALS AND ALLIED PRODUCTS				3,216,779

COMMUNICATIONS - 3.67%
500,000		360 Communications Co (Sr Note)	7.500	03/01/06	A2	516,513
500,000		Bellsouth Telecommunications	6.500	06/15/05	Aa3	503,267
1,000,000		Clear Channel Communications, Inc (Sr Note)	3.125	02/01/07	Baa3	976,407
550,000		Comcast Cable Communications (Sr Note)	6.375	01/30/06	Baa3	559,705
500,000		COX Communications, Inc	7.750	08/15/06	Baa3	522,952
1,000,000		Deutsche Telekom International Finance BV (Guarantee Note)	8.250	06/15/05	Baa2	1,009,645
500,000		Deutsche Telekom International Finance BV (Guarantee Note)	3.875	07/22/08	Baa1	489,408
500,000		GTE California, Inc (Deb)	5.500	01/15/09	A1	507,506
500,000		New Cingular Wireless Services, Inc (Sr Note)	6.875	04/18/05	Baa2	500,660
1,000,000		SBC Communications, Inc	4.125	09/15/09	A2	972,388
1,000,000		Sprint Capital Corp (Guarantee Note)	6.000	01/15/07	Baa3	1,024,948
500,000		Verizon Wireless Capital LLC	5.375	12/15/06	A3	509,750
250,000		Vodafone Group plc	3.950	01/30/08	A2	247,367

		TOTAL COMMUNICATIONS				8,340,516

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

			MATURITY
PRINCIPAL		RATE	DATE	RATING	VALUE

DEPOSITORY INSTITUTIONS - 6.30%
$ 500,000	Bank of America Corp (Sr Note)	5.250	02/01/07	Aa2	$509,544
750,000	Bank of America Corp (Sr Note)	3.375	02/17/09	Aa2	718,953
1,000,000	Bank One Corp	6.500	02/01/06	Aa3	1,022,019
1,000,000	Bank One NA	3.700	01/15/08	Aa2	981,571
500,000	Citigroup, Inc	4.125	06/30/05	Aa1	501,127
1,000,000	Citigroup, Inc	5.750	05/10/06	Aa1	1,020,328
2,000,000	Citigroup, Inc (Sr Note)	4.125	02/22/10	Aa1	1,946,727
1,000,000	JPMorgan Chase & Co	3.500	03/15/09	Aa3	958,150
500,000	KFW International Finance (Guarantee Note)	2.500	10/17/05	Aaa	497,782
500,000	M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	492,539
250,000	M&I Marshall & Ilsley Bank (Sr Note)	4.125	09/04/07	Aa3	248,839
500,000	Mellon Funding Corp (Guarantee Note)	4.875	06/15/07	A1	506,613
250,000	National City Bank of Indiana	4.875	07/20/07	Aa3	253,227
500,000	Popular North America, Inc (Guarantee Note)	4.700	06/30/09	A3	499,003
480,000	Suntrust Bank (Sub Note)	7.250	09/15/06	Aa3	501,802
500,000	US Bancorp (Sr Note)	5.100	07/15/07	Aa2	509,170
500,000	Wachovia Bank NA	4.850	07/30/07	Aa2	506,256
500,000	Wachovia Corp (Sr Note)	3.625	02/17/09	Aa3	483,526
1,000,000	Wells Fargo & Co	3.125	04/01/09	Aa1	947,698
500,000	Wells Fargo & Co (Sr Note)	7.250	08/24/05	Aa1	507,049
750,000	Wells Fargo & Co (Sr Note)	4.200	01/15/10	Aa1	733,349

	TOTAL DEPOSITORY INSTITUTIONS				14,345,272

EATING AND DRINKING PLACES - 0.23%
500,000	McDonald's Corp	5.950	01/15/08	A2	518,680

	TOTAL EATING AND DRINKING PLACES				518,680

ELECTRIC, GAS, AND SANITARY SERVICES - 3.40%
500,000	American Electric Power Co, Inc	6.125	05/15/06	Baa3	511,384
250,000	Consumers Energy Co (First Mortgage)	4.400	08/15/09	Baa3	245,362
2,000,000	Duke Energy Corp (First Mortgage)	3.750	03/05/08	A3	1,962,041
500,000	FirstEnergy Corp	5.500	11/15/06	Baa3	508,493
500,000	KeySpan Corp	4.900	05/16/08	A3	505,758
500,000	Midamerican Energy Holdings Co (Sr Note)	4.625	10/01/07	Baa3	501,185
1,000,000	Nisource Finance Corp (Guarantee Note)	3.200	11/01/06	Baa3	981,448
1,000,000	Pepco Holdings, Inc	3.750	02/15/06	Baa2	998,932
500,000	Pepco Holdings, Inc	5.500	08/15/07	Baa2	508,541
1,000,000	Tampa Electric Co	5.375	08/15/07	Baa2	1,022,595

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				7,745,739

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.22%
500,000	Cooper Industries, Inc (Guarantee Note)	5.250	07/01/07	A3	508,712

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				508,712

FABRICATED METAL PRODUCTS - 0.46%
1,000,000	Illinois Tool Works, Inc	5.750	03/01/09	Aa3	1,038,185

	TOTAL FABRICATED METAL PRODUCTS				1,038,185

FOOD AND KINDRED PRODUCTS - 1.53%
500,000	Cadbury Schweppes US Finance LLC	3.875	10/01/08	Baa2	489,200
500,000	Coca-Cola Co	4.000	06/01/05	Aa3	500,638
1,000,000	Coca-Cola Enterprises, Inc	2.500	09/15/06	A2	978,645

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING	VALUE

$ 1,000,000		General Mills, Inc	5.125	02/15/07	Baa2	$1,015,816
500,000		Kraft Foods, Inc	4.000	10/01/08	A3	490,078

		TOTAL FOOD AND KINDRED PRODUCTS				3,474,377

FORESTRY - 0.45%
1,000,000		Weyerhaeuser Co	6.000	08/01/06	Baa2	1,024,677

		TOTAL FORESTRY				1,024,677

FURNITURE AND FIXTURES - 0.45%
500,000		Masco Corp	4.625	08/15/07	Baa1	501,059
500,000		Newell Rubbermaid, Inc	6.000	03/15/07	Baa2	514,118

		TOTAL FURNITURE AND FIXTURES				1,015,177

GENERAL BUILDING CONTRACTORS - 0.48%
500,000		Centex Corp	4.750	01/15/08	Baa2	499,609
500,000		DR Horton, Inc (Sr Sub Note)	9.750	09/15/10	Ba2	580,282

		TOTAL GENERAL BUILDING CONTRACTORS				1,079,891

GENERAL MERCHANDISE STORES - 1.54%
500,000		Fred Meyer, Inc (Guarantee Note)	7.450	03/01/08	Baa2	536,512
1,000,000	g	May Department Stores Co	3.950	07/15/07	Baa2	987,520
500,000		Target Corp	3.375	03/01/08	A2	486,800
500,000		Wal-Mart Stores, Inc	4.150	06/15/05	Aa2	501,031
500,000		Wal-Mart Stores, Inc	4.375	07/12/07	Aa2	501,592
500,000		Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	486,991

		TOTAL GENERAL MERCHANDISE STORES				3,500,446

HOLDING AND OTHER INVESTMENT OFFICES - 0.22%
250,000		EOP Operating LP	8.375	03/15/06	Baa2	259,848
250,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	245,893

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				505,741

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.65%
250,000		Caterpillar Financial Services Corp (Sr Note)	4.875	06/15/07	A2	252,797
250,000		Hewlett-Packard Co	3.625	03/15/08	A3	244,833
1,000,000	g	IBM Canada Credit Services Co (Guarantee Note)	3.750	11/30/07	A1	981,887

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				1,479,517

INSTRUMENTS AND RELATED PRODUCTS - 0.06%
135,000		Raytheon Co	6.500	07/15/05	Baa3	136,109

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				136,109

INSURANCE CARRIERS - 0.99%
250,000		Lincoln National Corp	5.250	06/15/07	A3	254,274
1,000,000		UnitedHealth Group, Inc	3.375	08/15/07	A2	977,826
500,000		UnitedHealth Group, Inc (Sr Note)	3.300	01/30/08	A3	484,101
550,000		WellPoint, Inc	3.500	09/01/07	Baa1	540,055

		TOTAL INSURANCE CARRIERS				2,256,256

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING	VALUE

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.22%
$ 500,000		Tyco International Group S.A. (Guarantee Note)	5.800	08/01/06	Baa3	$510,076

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				510,076

MOTION PICTURES - 0.90%
1,530,000		Time Warner, Inc (Guarantee Note)	5.625	05/01/05	Baa1	1,532,341
500,000		Walt Disney Co	5.500	12/29/06	Baa1	510,666

		TOTAL MOTION PICTURES				2,043,007

NATIONAL SECURITY AND INTERNATIONAL AFFAIRS - 0.22%
500,000		Inter-American Development Bank	5.375	01/18/06	Aaa	506,761

		TOTAL NATIONAL SECURITY AND INTERNATIONAL AFFA				506,761

NONDEPOSITORY INSTITUTIONS - 6.81%
250,000		American Express Co	3.750	11/20/07	A1	246,307
250,000		American General Finance Corp	2.750	06/15/08	A1	235,443
500,000		American General Finance Corp (Sr Note)	4.625	05/15/09	A1	496,358
1,000,000		American Honda Finance Corp	4.500	05/26/09	A1	997,712
500,000		CIT Group, Inc (Sr Note)	4.125	02/21/06	A2	501,193
250,000		CIT Group, Inc (Sr Note)	4.250	02/01/10	A2	243,061
1,000,000		Countrywide Home Loans, Inc (Guarantee Note)	5.500	08/01/06	A3	1,017,605
1,000,000		European Investment Bank (Sr Note)	4.000	03/03/10	Aaa	983,285
500,000		Ford Motor Credit Co	5.700	01/15/10	A3	471,482
500,000		Ford Motor Credit Co (Sr Note)	5.800	01/12/09	A3	482,381
500,000		General Electric Capital Corp	5.350	03/30/06	Aaa	507,540
1,000,000		General Electric Capital Corp	4.125	03/04/08	Aaa	992,295
500,000		General Motors Acceptance Corp	6.125	08/28/07	Baa1	487,444
1,500,000		General Motors Acceptance Corp	5.625	05/15/09	Baa1	1,373,348
500,000		HSBC Finance Corp	8.000	05/09/05	A1	502,350
1,000,000		HSBC Finance Corp	4.750	05/15/09	A1	1,001,040
1,500,000		HSBC Finance Corp	4.125	11/16/09	A1	1,458,959
1,500,000		International Finance Corp	3.750	06/30/09	Aaa	1,475,604
500,000		John Deere Capital Corp	4.125	01/15/10	A3	487,543
140,000		MBNA America Bank NA	5.375	01/15/08	Baa1	142,955
500,000		National Rural Utilities Cooperative Finance Corp	6.500	03/01/07	A2	519,937
500,000		SLM Corp	4.000	01/15/09	A2	489,640
400,000		Toyota Motor Credit Corp	2.875	07/08/08	Aaa	381,531

		TOTAL NONDEPOSITORY INSTITUTIONS				15,495,013

OIL AND GAS EXTRACTION - 1.95%
500,000		Anadarko Petroleum Corp	3.250	05/01/08	Baa1	483,190
750,000		Conoco Funding Co (Guarantee Note)	5.450	10/15/06	A3	762,981
500,000		Devon Energy Corp (Sr Note)	2.750	08/01/06	Baa2	491,347
1,000,000		Enterprise Products Operating LP (Sr Note)	4.000	10/15/07	Baa3	979,025
500,000		Enterprise Products Operating LP (Sr Note)	4.625	10/15/09	Baa3	487,934
250,000		Ocean Energy, Inc (Guarantee Note)	4.375	10/01/07	Baa3	248,351
500,000		Panhandle Eastern Pipe Line (Sr Note)	4.800	08/15/08	Baa3	496,590
500,000		Plains All American Pipeline LP/PAA Finance Corp	4.750	08/15/09	Baa3	497,570

		TOTAL OIL AND GAS EXTRACTION				4,446,988

OTHER MORTGAGE BACKED SECURITIES - 0.09%
200,904	v	Option One Mortgage Securities Corp NIM Trust Series 2004-1A	3.040	04/26/09	Aaa	200,999

		TOTAL OTHER MORTGAGE BACKED SECURITIES				200,999

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING	VALUE

PAPER AND ALLIED PRODUCTS - 0.11%
$ 250,000		International Paper Co	3.800	04/01/08	Baa2	$243,925

		TOTAL PAPER AND ALLIED PRODUCTS				243,925

PIPELINES, EXCEPT NATURAL GAS - 0.32%
750,000		Enbridge Energy Partners LP (Sr Note)	4.000	01/15/09	Baa2	729,298

		TOTAL PIPELINES, EXCEPT NATURAL GAS				729,298

PRINTING AND PUBLISHING - 0.65%
1,000,000	g	RR Donnelley & Sons Co	3.750	04/01/09	Baa1	966,764
500,000		Viacom, Inc (Guarantee Note)	5.625	05/01/07	A3	513,002

		TOTAL PRINTING AND PUBLISHING				1,479,766

RAILROAD TRANSPORTATION - 0.53%
87,000		Norfolk Southern Corp	7.350	05/15/07	Baa1	92,186
455,000		Norfolk Southern Corp	5.257	09/17/14	Baa1	458,140
150,000		Union Pacific Corp	7.600	05/01/05	Baa2	150,422
500,000		Union Pacific Corp	5.750	10/15/07	Baa2	515,097

		TOTAL RAILROAD TRANSPORTATION				1,215,845

SECURITY AND COMMODITY BROKERS - 3.20%
500,000		Bear Stearns Cos, Inc	5.700	01/15/07	A1	512,808
500,000		Credit Suisse First Boston USA, Inc	5.750	04/15/07	Aa3	514,249
500,000		Franklin Resources, Inc	3.700	04/15/08	A2	488,090
1,000,000		Goldman Sachs Group, Inc	6.875	01/15/11	Aa3	1,090,857
500,000		Lehman Brothers Holdings, Inc	6.250	05/15/06	A1	512,893
750,000		Lehman Brothers Holdings, Inc	4.000	01/22/08	A1	740,995
1,000,000		Merrill Lynch & Co, Inc	4.125	09/10/09	Aa3	974,408
500,000		Morgan Stanley	5.800	04/01/07	Aa3	514,280
1,000,000		Morgan Stanley	3.625	04/01/08	Aa3	974,124
1,000,000		Morgan Stanley	4.000	01/15/10	Aa3	963,470

		TOTAL SECURITY AND COMMODITY BROKERS				7,286,174

TRANSPORTATION EQUIPMENT - 0.86%
500,000		Boeing Capital Corp (Sr Note)	5.750	02/15/07	A3	513,564
500,000		DaimlerChrysler NA Holding Corp (Guarantee Note)	4.050	06/04/08	A3	488,653
1,000,000		General Dynamics Corp (Guarantee Note)	3.000	05/15/08	A2	960,173

		TOTAL TRANSPORTATION EQUIPMENT				1,962,390

WHOLESALE TRADE-NONDURABLE GOODS - 0.22%
500,000		Safeway, Inc	4.800	07/16/07	Baa2	502,394

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				502,394

		TOTAL CORPORATE BONDS
		(Cost $93,952,196)				92,870,001

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING	VALUE

GOVERNMENT BONDS - 58.03%

AGENCY SECURITIES - 39.61%
$ 6,000,000		Federal Farm Credit Bank (FFCB)	2.250	09/01/06	Aaa	$5,867,087
3,000,000		Federal Farm Credit Bank (FFCB)	3.000	12/17/07	Aaa	2,916,198
1,500,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	1,462,281
3,450,000		Federal Farm Credit Bank (FFCB)	3.875	01/12/09	Aaa	3,392,068
6,750,000		Federal Home Loan Mortgage Corp (FHLMC)	1.875	02/15/06	Aaa	6,647,224
10,000,000		Federal Home Loan Mortgage Corp (FHLMC)	7.000	03/15/10	Aaa	11,098,916
20,000,000		Federal National Mortgage Association (FNMA)	5.250	06/15/06	Aaa	20,339,538
4,000,000		Federal National Mortgage Association (FNMA)	2.625	11/15/06	Aaa	3,919,350
7,500,000		Federal National Mortgage Association (FNMA)	5.000	01/15/07	Aaa	7,632,541
14,500,000		Federal National Mortgage Association (FNMA)	3.625	03/15/07	Aaa	14,398,900
3,000,000		Federal National Mortgage Association (FNMA)	3.125	12/15/07	Aaa	2,921,748
3,000,000	h	Federal National Mortgage Association (FNMA)	6.000	05/15/08	Aaa	3,151,875
1,000,000		Federal National Mortgage Association (FNMA)	3.375	12/15/08	Aaa	966,829
5,000,000		Federal National Mortgage Association (FNMA)	6.625	09/15/09	Aaa	5,433,335

		TOTAL AGENCY SECURITIES				90,147,890

FOREIGN GOVERNMENT BONDS - 0.44%
1,000,000		Province of Manitoba Canada	4.250	11/20/06	Aa2	1,004,281

		TOTAL FOREIGN GOVERNMENT BONDS				1,004,281

MORTGAGE BACKED SECURITIES - 2.51%
212,293		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17		219,384
859,072		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19		877,701
869,607		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19		888,465
642,184		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	06/01/33		657,461
1,040,513		Federal National Mortgage Association (FNMA)	6.249	02/01/08		1,076,132
1,482,732		Federal National Mortgage Association (FNMA)	6.294	12/01/08		1,536,798
451,124		Federal National Mortgage Association (FNMA)	5.000	01/01/19		451,371

		TOTAL MORTGAGE BACKED SECURITIES				5,707,312

U.S. TREASURY SECURITIES - 15.47%
7,557,745	k	U.S. Treasury Inflation Indexed Note	3.875	01/15/09		8,337,099
5,000,000		U.S. Treasury Note	7.000	07/15/06		5,211,550
500,000		U.S. Treasury Note	2.750	07/31/06		494,395
5,550,000		U.S. Treasury Note	2.250	02/15/07		5,398,374
2,000,000		U.S. Treasury Note	3.750	03/31/07		1,998,438
1,000,000		U.S. Treasury Note	3.375	02/15/08		985,080
6,500,000		U.S. Treasury Note	3.125	09/15/08		6,311,565
6,675,000		U.S. Treasury Note	3.500	02/15/10		6,480,424

		TOTAL U.S. TREASURY SECURITIES				35,216,925

		TOTAL GOVERNMENT BONDS
		(Cost $134,288,151)				132,076,408

		TOTAL BONDS
		(Cost $228,240,347)				224,946,409

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING	VALUE

SHORT-TERM INVESTMENTS - 1.71%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.71%
$ 3,900,000		Federal Home Loan Bank (FHLB)	2.400	04/01/05		$3,899,712

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				3,899,712

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $3,900,000)				3,899,712

		TOTAL PORTFOLIO - 100.55%
		(Cost $232,140,347)				228,846,121
		OTHER ASSETS AND LIABILITIES, NET - (0.55%)				(1,257,435)

		NET ASSETS - 100.00%				$227,588,686

	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold
		in transactions exempt from registration to qualified institutional buyers.
		At March 31, 2005, the value of these securities amounted to $3,182,064 or 1.40% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
	v	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund

TIAA-CREF MUTUAL FUNDS
TAX-EXEMPT BOND FUND
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2005

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

MUNICIPAL BONDS - 98.63%
SHORT-TERM MUNICIPAL BONDS - 1.53%

NEW YORK - 0.80%
$ 360,000		Jay Street Development Corp	1.000	05/01/20	$360,000
900,000		New York New York	3.550	08/15/18	900,000
270,000		New York New York	3.550	08/01/21	270,000

					1,530,000

MASSACHUSETTS - 0.26%
505,000		Massachusetts Development Finance Agency	1.650	10/01/42	505,000

					505,000

PENNSYLVANIA - 0.13%
250,000		Lehigh County General Purpose Authority	1.650	07/01/29	250,000

					250,000

TEXAS - 0.34%
500,000		Gulf Coast Waste Disposal Authority	1.000	10/01/24	500,000
150,000		North Central Texas Health Facility Development Corp	4.250	12/01/15	150,000

					650,000

		TOTAL SHORT-TERM MUNICIPAL BONDS			2,935,000
		(Cost $2,935,000)

LONG-TERM MUNICIPAL BONDS - 97.10%
ALABAMA - 2.94%
1,140,000	d	Birmingham Industrial Water Board	6.000	07/01/07	1,211,809
2,500,000		Courtland Industrial Development Board	5.000	11/01/13	2,602,450
600,000		Jefferson County Sewer Revenue	5.250	02/01/16	639,402
1,095,000		West Jefferson Amusement & Public Park Authority	7.500	12/01/06	1,174,683

					5,628,344

ARKANSAS - 0.44%
290,000		Jefferson County Health Care & Residential Facilities Board	7.250	12/01/10	336,072
425,000	h	North Little Rock Arkansas Electric Revenue	6.500	07/01/15	508,700

					844,772

ARIZONA - 2.35%
1,600,000		Arizona State Transportation Board	5.000	07/01/14	1,731,472
2,545,000	d	Greater Arizona Development Authority Infrastructure	5.000	08/01/14	2,774,381

					4,505,853

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

CALIFORNIA - 9.04%
$ 550,000		California State (General Obligation)	5.000	02/01/12	$590,673
1,035,000	d	California State (General Obligation)	5.000	02/01/12	1,111,538
1,400,000		California State (General Obligation)	5.000	04/01/12	1,505,826
1,005,000	d	California State (General Obligation)	5.000	02/01/13	1,080,264
1,275,000	d	California State (General Obligation)	5.000	02/01/13	1,370,485
3,550,000		California State (General Obligation)	5.250	12/01/12	3,886,505
210,000		California State (General Obligation)	5.250	06/01/16	224,937
25,000		California State (General Obligation)	5.250	09/01/16	26,793
4,435,000	d	California State Department of Water Resources Power	5.500	05/01/12	4,895,708
1,500,000	d	California State Public Works Board	5.250	09/01/16	1,585,950
125,000		Delta Counties California Home Mortgage Finance Authority (Mortgage)	6.700	06/01/24	125,885
860,000		Vernon California Electric System Revenue	5.000	04/01/12	912,864

					17,317,428

COLORADO - 0.46%
800,000		Jefferson County School District R-001	5.000	12/15/15	871,192

					871,192

CONNECTICUT - 1.72%
100,000		Connecticut State (General Obligation)	5.000	12/01/14	108,356
1,000,000		Connecticut State (General Obligation)	5.250	07/01/17	1,107,700
1,700,000		Connecticut State Municipal Electric Energy Co	7.000	01/01/15	2,071,246

					3,287,302

DISTRICT OF COLUMBIA - 0.59%
1,000,000		District of Columbia Hospital Revenue	6.000	08/15/10	1,129,530

					1,129,530

FLORIDA - 2.36%
1,540,000		First Governmental Financing Commission	5.500	07/01/15	1,728,280
2,620,000		Miami-Dade County School Board	5.000	05/01/31	2,793,365

					4,521,645

ILLINOIS - 1.99%
500,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	7.000	01/01/11	575,325
1,210,000		Cook County Community Consolidated School District No. 64	5.500	12/01/14	1,362,387
1,700,000		Metropolitan Pier & Exposition	5.375	06/01/13	1,877,395

					3,815,107

INDIANA - 4.95%
2,865,000		Anderson School Building Corp	5.250	07/15/14	3,163,504
1,200,000		Center Grove School Building Corp	5.000	07/15/14	1,301,868
1,000,000		Indiana State Office Building Commission	5.000	07/01/14	1,076,550
2,500,000		MSD Warren Township Vision 2005 School Building Corp	5.000	01/10/15	2,700,275
1,135,000		Westfield Multi-School Building Corp	5.000	07/15/14	1,232,270

					9,474,467

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

KENTUCKY - 1.20%
$ 2,115,000		Kentucky State Turnpike Authority	6.000	07/01/11	$2,289,001

					2,289,001

LOUISIANA - 1.13%
2,070,000		De Soto Parish Pollution Control	5.000	10/01/12	2,165,986

					2,165,986

MASSACHUSETTS - 1.89%
1,250,000		Massachusetts (General Obligation)	5.250	08/01/16	1,371,963
2,000,000		Massachusetts (General Obligation)	5.500	06/01/16	2,250,460

					3,622,423

MICHIGAN - 2.77%
1,705,000	h	Caledonia Community Schools	5.000	05/01/15	1,854,017
2,000,000		L'Anse Creuse Public Schools	5.000	05/01/15	2,174,800
1,170,000		Traverse City Area Public Schools	5.000	05/01/15	1,272,258

					5,301,075

MISSOURI - 2.63%
1,210,000		Chesterfield	5.250	02/15/17	1,340,813
1,500,000		Jackson County Reorganized School District No. 4	5.000	03/01/18	1,575,705
1,900,000		Missouri State Environmental Improvement & Energy Resources Authority	5.500	07/01/12	2,121,730

					5,038,248

MISSISSIPPI - 0.15%
265,000		Harrison County Wastewater Management District	5.000	02/01/15	285,985

					285,985

NEW JERSEY - 5.79%
2,000,000		New Jersey State (General Obligation)	5.125	07/15/18	2,184,560
2,000,000		New Jersey State (General Obligation)	5.250	07/15/17	2,215,940
2,925,000		New Jersey State Turnpike Authority Revenue	5.700	05/01/13	3,154,847
125,000		New Jersey Transportation Trust Fund Authority	5.000	12/15/11	135,554
1,900,000		New Jersey Transportation Trust Fund Authority	5.250	12/15/12	2,080,880
1,195,000		New Jersey Transportation Trust Fund Authority	5.250	06/15/14	1,311,799

					11,083,580

NEW MEXICO - 0.37%
500,000		County of Dona Ana New Mexico Revenue	5.500	12/01/17	547,390
150,000		New Mexico Mortgage Finance Authority	6.000	07/01/10	169,021

					716,411

NEVADA - 0.42%
800,000		County of Clark Nevada	5.300	10/01/11	801,240

					801,240

116

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

NEW YORK - 18.74%
$ 1,115,000		Dutchess County New York Resource Recovery Agency	5.000	01/01/10	$1,158,006
2,500,000	d	Metropolitan Transportation Authority	5.500	11/15/13	2,813,450
2,000,000		Metropolitan Transportation Authority	5.500	07/01/16	2,223,300
2,500,000		Metropolitan Transportation Authority	5.500	11/15/16	2,842,975
1,500,000		Metropolitan Transportation Authority	5.750	01/01/18	1,708,350
1,835,000		Nassau County Interim Finance Authority Revenue	5.000	11/15/13	1,998,168
605,000		New York City Transitional Finance Authority	5.250	05/01/14	651,101
1,645,000		New York State (General Obligation)	5.000	03/01/12	1,752,534
2,250,000		New York State Dormitory Authority Revenue	5.250	11/15/23	2,425,365
1,520,000		New York State Dormitory Authority Revenue	5.500	02/01/11	1,674,584
2,990,000		New York State Dormitory Authority Revenue	5.750	07/01/12	3,375,949
2,070,000		New York State Environmental Facilities	5.000	03/15/14	2,240,506
3,000,000		New York State Environmental Facilities	5.250	06/15/18	3,234,210
2,015,000		New York State Thruway Authority Service Contract Revenue	5.500	04/01/12	2,226,111
4,000,000		Tobacco Settlement Funding Corp Revenue	5.000	06/01/12	4,251,680
725,000		Triborough Bridge & Tunnel Authority	5.250	11/15/14	799,740
500,000		Westchester County Industrial Development Agency	5.500	07/01/06	507,105

					35,883,134

OHIO - 1.75%
200,000		Dayton Ohio Special Facilities Revenue	6.050	10/01/09	221,628
905,000		Dayton Ohio Special Facilities Revenue	6.050	10/01/09	1,002,867
835,000		Ohio (General Obligation)	5.500	11/01/07	830,524
1,135,000		Ohio State Water Development Authority Revenue	6.000	12/01/16	1,296,862

					3,351,881

OKLAHOMA - 0.56%
975,000	d	Tulsa County Home Finance Authority	6.900	08/01/10	1,075,172

					1,075,172

OREGON - 1.30%
2,300,000		Oregon State Department of Administrative Services	5.000	04/01/13	2,498,536

					2,498,536

PENNSYLVANIA - 6.53%
1,555,000		Allegheny County Industrial Development Authority	4.350	12/01/13	1,618,677
1,800,000		Carbon County Hospital Authority	5.400	11/15/14	2,008,494
2,840,000	d	Carbon County Industrial Development Authority	6.650	05/01/10	3,052,631
975,000		Pennsylvania Economic Development Financing Authority	6.000	11/01/08	1,011,650
1,030,000		Pennsylvania Economic Development Financing Authority	6.000	11/01/09	1,075,011
1,250,000		Pennsylvania Economic Development Financing Authority	6.500	11/01/16	1,342,775
585,000		Pennsylvania Economic Development Financing Authority	5.250	12/01/16	609,956
100,000		Pennsylvania Economic Development Financing Authority	6.250	11/01/31	103,925
1,550,000		Pittsburgh (General Obligation)	5.375	09/01/09	1,674,884

					12,498,003

PUERTO RICO - 1.67%
1,170,000		Puerto Rico Public Finance Corp	5.750	08/01/27	1,283,069
1,790,000		Puerto Rico (General Obligation)	5.000	07/01/13	1,922,281

					3,205,350

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

RHODE ISLAND - 0.92%
$ 1,600,000		Rhode Island State & Providence Plantations	5.250	10/01/14	$1,771,280

					1,771,280

SOUTH CAROLINA - 0.55%
1,000,000		Greenville County South Carolina	5.000	04/01/17	1,056,390

					1,056,390

TENNESSEE - 2.28%
1,230,000		Knoxville Tennessee	5.000	05/01/17	1,324,821
1,625,000		Memphis-Shelby County Airport Authority	5.000	09/01/09	1,722,305
1,195,000		Memphis-Shelby County Airport Authority	5.250	09/01/15	1,312,540

					4,359,666

TEXAS - 11.27%
5,305,000		Brazos River Authority	4.900	10/01/15	5,715,448
3,900,000		Fort Worth Texas Water & Sewer Revenue	5.250	02/15/14	4,294,134
1,485,000		Harris County Flood Control District	5.000	10/01/14	1,603,726
1,000,000		Houston Texas Hotel Occupancy	5.500	09/01/11	1,107,190
645,000		Houston Texas Revenue	5.800	07/01/10	686,015
2,500,000		Keller Independent School District	5.000	08/15/15	2,705,825
1,500,000		San Antonio Independent School District	5.250	08/15/08	1,607,085
1,520,000		San Antonio Texas Electric & Gas	5.250	02/01/15	1,629,881
2,095,000		San Antonio Texas Electric & Gas	5.250	02/01/16	2,243,347

					21,592,651

VIRGIN ISLANDS - 0.64%
1,175,000		Virgin Islands Water & Power Authority	5.000	07/01/09	1,218,475

					1,218,475

WASHINGTON - 6.36%
750,000		Cowlitz County Public Utility District No 1	5.000	09/01/11	809,123
550,000		King & Snohomish Counties School District No 417 Northshore	5.000	12/01/12	596,502
650,000		King County School District No. 412 (General Obligation)	5.500	12/01/11	717,626
2,000,000		King County School District No. 414 (General Obligation)	5.750	12/01/12	2,268,220
3,345,000		Port Seattle Revenue	5.500	09/01/17	3,803,666
2,900,000	d	Snohomish County Public Utility District No 1 General System Revenue	5.250	12/01/12	3,193,103
750,000		Washington Public Power Supply System	5.000	07/01/13	791,378

					12,179,618

WISCONSIN - 1.34%
1,090,000		Kimberly Area School District	5.000	03/01/15	1,179,315
1,200,000		Wisconsin (General Obligation)	6.875	06/01/11	1,384,416

					2,563,731

		TOTAL LONG-TERM MUNICIPAL BONDS
		(Cost $185,422,861)			185,953,476

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund

			MATURITY
		RATE	DATE	VALUE

	TOTAL MUNICIPAL BONDS
	(Cost $188,357,861)			$188,888,476

	TOTAL PORTFOLIO - 98.63%
	(Cost $188,357,861)			188,888,476
	OTHER ASSETS AND LIABILITIES, NET - 1.37%			2,625,770

	NET ASSETS - 100.00%			$191,514,246

d	All or a portion of these securities have been segregated by the custodian to cover securities
	purchased on a delayed delivery basis.
h	These securuites were purchased on a delayed delivery basis.

	For ease of presentation, we have grouped a number of industry classification categories together in
	the Statement of Investments. Note that the Funds use more specific industry categories in following
	their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

TIAA-CREF MUTUAL FUNDS
BOND PLUS FUND
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2005

				MATURITY
PRINCIPAL			RATE	DATE	RATING	VALUE

BONDS - 96.65%

CORPORATE BONDS - 30.33%

AGRICULTURAL SERVICES - 0.11%
$ 500,000	g	Yara International ASA	5.250	12/15/14	Baa2	$493,392

		TOTAL AGRICULTURAL SERVICES				493,392

ASSET BACKED - 4.01%
2,000,000	d	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)	3.777	01/25/22	Aaa	1,989,388
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	979,949
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1M1)	5.700	02/25/34	Aa2	1,011,644
1,000,000	v	CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	1,000,600
1,273,611		Countrywide Home Equity Loan Trust Series 2004-B (Class A1)	3.030	02/15/29	Aaa	1,269,951
500,000		Detroit Edison Securitization Funding LLC Series 2001-1 (Class A3)	5.875	03/01/10	Aaa	513,809
2,000,000	v	Golden Securities Corp Series 2003-A (Class A1)	1.950	12/02/13	Aaa	2,000,700
1,000,000		Peco Energy Transition Trust Series 1999-A (Class A7)	6.130	03/01/09	Aaa	1,046,885
718,142		Public Service New Hampshire Funding LLC Series 2001-1 (Class A2)	5.730	11/01/10	Aaa	734,638
5,000,000		Residential Asset Mortgage Products, Inc Series 2004-RS11 (Class M1)	3.470	11/25/34	Aa1	5,014,585
761,143		Residential Asset Securities Corp Series 1999-KS2 (Class AI9)	7.150	07/25/30	Aaa	767,316
878,010		Residential Asset Securities Corp Series 2001-KS2 (Class AI6)	6.489	10/25/30	Aaa	906,319
1,577,597		Wells Fargo Home Equity Trust Series 2004-2N (Class N1)	4.450	10/26/34	NR	1,576,157

		TOTAL ASSET BACKED				18,811,941

BUSINESS SERVICES - 0.11%
250,000		Cendant Corp (Sr Note)	7.375	01/15/13	Baa1	281,984
250,000		Equifax, Inc	6.300	07/01/05	Baa1	251,780

		TOTAL BUSINESS SERVICES				533,764

CHEMICALS AND ALLIED PRODUCTS - 0.37%
500,000	g	Clorox Co	5.000	01/15/15	A3	496,348
500,000		Lubrizol Corp (Sr Note)	4.625	10/01/09	Baa3	492,541
750,000		Procter & Gamble Co	4.950	08/15/14	Aa3	747,535

		TOTAL CHEMICALS AND ALLIED PRODUCTS				1,736,424

COMMUNICATIONS - 3.17%
500,000		360 Communications Co (Sr Note)	7.500	03/01/06	A2	516,513
250,000		America Movil SA de CV	6.375	03/01/35	A3	225,856
2,000,000		Bellsouth Telecommunications	6.500	06/15/05	Aa3	2,013,068
500,000		British Telecommunications plc	8.875	12/15/30	Baa1	664,233
250,000		Comcast Cable Communications Holdings, Inc (Guarantee Note)	8.375	03/15/13	Baa3	297,335
500,000		Comcast Corp (Guarantee Note)	6.500	01/15/15	Baa3	536,092

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING	VALUE

$ 500,000		Comcast Corp (Guarantee Note)	7.050	03/15/33	Baa3	$561,018
250,000		COX Communications, Inc	4.625	06/01/13	Baa2	233,969
500,000	g	COX Communications, Inc	5.450	12/15/14	Baa3	486,252
500,000		Deutsche Telekom International Finance BV (Guarantee Note)	3.875	07/22/08	Baa1	489,408
250,000		Deutsche Telekom International Finance BV (Guarantee Note)	8.750	06/15/30	Baa1	326,755
250,000		France Telecom S.A.	8.500	03/01/11	Baa2	285,735
250,000		New Cingular Wireless Services, Inc (Sr Note)	7.875	03/01/11	Baa2	284,705
250,000		New Cingular Wireless Services, Inc (Sr Note)	8.750	03/01/31	Baa2	329,617
500,000	g	Rogers Cable, Inc	6.750	03/15/15	Ba3	492,500
500,000		Rogers Wireless Communications, Inc	7.500	03/15/15	Ba3	516,250
500,000		SBC Communications, Inc	4.125	09/15/09	A2	486,194
500,000		SBC Communications, Inc	5.100	09/15/14	A2	487,420
250,000		SBC Communications, Inc	6.150	09/15/34	A2	250,609
1,250,000		Sprint Capital Corp	8.375	03/15/12	Baa3	1,461,356
500,000		Sprint Capital Corp (Guarantee Note)	7.625	01/30/11	Baa3	558,823
500,000		Sprint Capital Corp (Guarantee Note)	6.875	11/15/28	Baa3	534,290
2,000,000		Verizon New Jersey, Inc (Deb)	5.875	01/17/12	Aa3	2,071,225
250,000		Verizon Virginia, Inc (Deb)	4.625	03/15/13	Aa3	240,511
500,000		Verizon Wireless Capital LLC	5.375	12/15/06	A3	509,750

		TOTAL COMMUNICATIONS				14,859,484

DEPOSITORY INSTITUTIONS - 3.10%
250,000		Bank of America Corp (Sr Note)	3.375	02/17/09	Aa2	239,651
250,000		Bank of America Corp (Sr Note)	4.875	01/15/13	Aa2	247,295
250,000		Bank of America Corp (Sr Note)	5.375	06/15/14	Aa2	254,363
600,000		Bank of America Corp (Sub Note)	7.400	01/15/11	Aa3	677,308
750,000		Bank of America Corp (Sub Note)	4.750	08/15/13	Aa3	732,571
1,000,000		Bank One NA	5.500	03/26/07	Aa2	1,024,579
250,000		BB&T Corp (Sub Note)	6.500	08/01/11	A2	271,399
2,125,000		Citigroup, Inc (Sub Note)	5.000	09/15/14	Aa2	2,086,743
250,000		Golden West Financial Corp (Sr Note)	4.750	10/01/12	A1	245,158
250,000		Greenpoint Financial Corp (Sr Note)	3.200	06/06/08	A2	239,903
250,000		JPMorgan Chase & Co	4.500	11/15/10	Aa3	245,047
250,000		JPMorgan Chase & Co	4.750	03/01/15	Aa3	239,233
500,000		JPMorgan Chase & Co (Sub Note)	7.875	06/15/10	A1	568,287
250,000		JPMorgan Chase & Co (Sub Note)	5.125	09/15/14	A1	245,978
300,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	295,524
250,000		M&I Marshall & Ilsley Bank (Sr Note)	4.125	09/04/07	Aa3	248,839
1,000,000		Mellon Funding Corp (Guarantee Note)	6.400	05/14/11	A2	1,078,768
1,000,000		PNC Funding Corp (Guarantee Note)	5.750	08/01/06	A2	1,021,728
250,000		Popular North America, Inc (Guarantee Note)	4.700	06/30/09	A3	249,502
500,000		Regions Financial Corp (Sub Note)	6.375	05/15/12	A2	539,384
500,000		Suntrust Bank (Sub Note)	7.250	09/15/06	Aa3	522,710
500,000		US Bancorp (Sr Note)	5.100	07/15/07	Aa2	509,170
500,000		Wachovia Bank NA (Sub Note)	4.800	11/01/14	Aa3	484,167
250,000		Wachovia Bank NA (Sub Note)	4.875	02/01/15	Aa3	242,786
500,000		Wachovia Corp (Sr Note)	3.625	02/17/09	Aa3	483,526
750,000		Wachovia Corp (Sub Note)	5.250	08/01/14	A1	750,296
250,000		Wells Fargo & Co (Sr Note)	4.200	01/15/10	Aa1	244,450
500,000		Wells Fargo Bank NA (Sub Note)	6.450	02/01/11	Aa1	539,563

		TOTAL DEPOSITORY INSTITUTIONS				14,527,928

ELECTRIC, GAS, AND SANITARY SERVICES - 2.24%
500,000	d	American Electric Power Co, Inc	6.125	05/15/06	Baa3	511,384
250,000	h	Carolina Power & Light Co (First Mortgage)	5.700	04/01/35	A3	247,656
500,000		CenterPoint Energy Resources Corp (Sr Note)	7.875	04/01/13	Ba1	579,581
250,000		Consolidated Edison Co of New York (Deb)	4.875	02/01/13	A1	248,081
500,000		Consolidated Edison Co of New York (Sr Note)	4.700	06/15/09	A1	501,281
750,000		Consolidated Natural Gas Co (Sr Note)	6.250	11/01/11	A3	800,294
250,000		Consolidated Natural Gas Co (Sr Note)	5.000	12/01/14	A3	243,558
500,000		Consumers Energy Co (First Mortgage)	4.400	08/15/09	A3	490,724

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING	VALUE

$ 250,000		Duke Capital LLC	5.668	08/15/14	Baa3	$252,232
500,000		FirstEnergy Corp	6.450	11/15/11	Baa3	527,523
500,000		Florida Power & Light Co (First Mortgage)	4.850	02/01/13	Aa3	496,959
250,000		Florida Power Corp (First Mortgage)	4.800	03/01/13	A2	243,669
1,000,000		Georgia Power Co (Sr Note)	5.500	12/01/05	A2	1,012,559
500,000		KeySpan Corp	4.900	05/16/08	A3	505,758
1,000,000	h	Kinder Morgan Energy Partners LP	5.125	11/15/14	Baa1	972,670
500,000		Kinder Morgan Energy Partners LP	5.800	03/15/35	Baa1	474,090
250,000		National Fuel Gas Co	5.250	03/01/13	A3	249,291
250,000		Nisource Finance Corp (Guarantee Note)	7.875	11/15/10	Baa3	283,435
250,000		Pacific Gas & Electric Co (First Mortgage)	6.050	03/01/34	Baa1	255,799
250,000		Public Service Co of Colorado	5.500	04/01/14	A3	257,263
500,000		Texas Eastern Transmission LP (Sr Note)	5.250	07/15/07	Baa2	505,567
250,000		Waste Management, Inc (Guarantee Note)	7.750	05/15/32	Baa3	301,987
500,000		Westar Energy, Inc (First Mortgage)	6.000	07/01/14	Baa3	525,523

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				10,486,884

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.32%
500,000		Cooper Industries, Inc (Guarantee Note)	5.250	07/01/07	A3	508,712
500,000		Emerson Electric Co	5.000	12/15/14	A2	496,414
500,000		General Electric Co	5.000	02/01/13	Aaa	499,531

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				1,504,657

FABRICATED METAL PRODUCTS - 0.05%
250,000		Fortune Brands, Inc	4.875	12/01/13	A2	248,787

		TOTAL FABRICATED METAL PRODUCTS				248,787

FOOD AND KINDRED PRODUCTS - 0.50%
250,000		Bottling Group LLC (Guarantee Note)	4.625	11/15/12	Aa3	245,758
250,000		Bunge Ltd Finance Corp	5.875	05/15/13	Baa3	259,478
250,000		ConAgra Foods, Inc	7.875	09/15/10	Baa1	285,780
500,000		Coors Brewing Co (Guarantee Note)	6.375	05/15/12	Baa2	535,372
500,000		Kraft Foods, Inc	6.500	11/01/31	A3	551,336
250,000		PepsiAmericas, Inc	4.875	01/15/15	Baa1	243,740
250,000		Sara Lee Corp	3.875	06/15/13	A3	231,347

		TOTAL FOOD AND KINDRED PRODUCTS				2,352,811

FOOD STORES - 0.12%
500,000	d	Kroger Co (Guarantee Note)	6.800	04/01/11	Baa2	545,510

		TOTAL FOOD STORES				545,510

FORESTRY - 0.11%
500,000		Weyerhaeuser Co	6.000	08/01/06	Baa2	512,338

		TOTAL FORESTRY				512,338

FURNITURE AND FIXTURES - 0.33%
500,000		Masco Corp	4.625	08/15/07	Baa1	501,059
1,000,000		Newell Rubbermaid, Inc	6.000	03/15/07	Baa2	1,028,236

		TOTAL FURNITURE AND FIXTURES				1,529,295

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING	VALUE

GENERAL BUILDING CONTRACTORS - 0.69%
$ 250,000		Centex Corp	4.750	01/15/08	Baa2	$249,805
500,000		DR Horton, Inc (Guarantee Note)	5.000	01/15/09	Ba1	486,954
500,000		DR Horton, Inc (Sr Note)	5.250	02/15/15	Ba1	456,813
500,000		DR Horton, Inc (Sr Sub Note)	9.750	09/15/10	Ba2	580,282
500,000		KB Home (Guarantee Note)	5.875	01/15/15	Ba1	477,727
250,000	g	Lennar Corp (Sr Note)	5.500	09/01/14	Baa3	246,140
500,000		MDC Holdings, Inc (Guarantee Note)	5.500	05/15/13	Baa3	498,556
250,000		Ryland Group, Inc	5.375	01/15/15	Baa3	243,148

		TOTAL GENERAL BUILDING CONTRACTORS				3,239,425

GENERAL MERCHANDISE STORES - 0.27%
500,000		Target Corp	4.000	06/15/13	A2	471,365
500,000		Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	486,991
250,000		Wal-Mart Stores, Inc	7.550	02/15/30	Aa2	320,946

		TOTAL GENERAL MERCHANDISE STORES				1,279,302

HEALTH SERVICES - 0.05%
250,000		Laboratory Corp Of America Holdings (Sr Note)	5.500	02/01/13	Baa3	250,870

		TOTAL HEALTH SERVICES				250,870

HOLDING AND OTHER INVESTMENT OFFICES - 0.37%
250,000		Boston Properties LP (Sr Note)	6.250	01/15/13	Baa2	262,635
250,000		Chelsea Property Group, Inc	6.000	01/15/13	Baa2	257,498
250,000		EOP Operating LP (Guarantee Note)	5.875	01/15/13	Baa2	255,159
500,000		iStar Financial, Inc (Sr Note)	5.150	03/01/12	Baa3	483,963
250,000	g	iStar Financial, Inc (Sr Note)	5.700	03/01/14	Baa3	246,642
250,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	245,893

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				1,751,790

HOTELS AND OTHER LODGING PLACES - 0.05%
250,000		MGM Mirage (Guarantee Note)	6.000	10/01/09	Ba2	246,562

		TOTAL HOTELS AND OTHER LODGING PLACES				246,562

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.12%
250,000		Hewlett-Packard Co	6.500	07/01/12	A3	272,649
250,000		International Business Machines Corp (Deb)	6.220	08/01/27	A1	269,201

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				541,850

INSURANCE CARRIERS - 0.86%
250,000		Allstate Corp	5.000	08/15/14	A1	246,794
1,000,000		Hartford Financial Services Group, Inc (Sr Note)	6.375	11/01/08	A3	1,051,802
250,000		Metlife, Inc (Sr Note)	6.375	06/15/34	A2	269,655
500,000		Prudential Financial, Inc	4.750	04/01/14	A3	484,215
1,000,000		UnitedHealth Group, Inc	3.375	08/15/07	A2	977,826
500,000		UnitedHealth Group, Inc (Sr Note)	3.300	01/30/08	A3	484,101
500,000		WellPoint, Inc	3.500	09/01/07	Baa1	490,959

		TOTAL INSURANCE CARRIERS				4,005,352

METAL MINING - 0.21%
250,000		Barrick Gold Corp	5.800	11/15/34	Baa1	252,249
250,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	242,174
123

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING	VALUE

$ 250,000	g	Corp Nacional del Cobre de Chile - CODELCO (Sr Note)	4.750	10/15/14	A2	$237,194
250,000		Placer Dome, Inc (Deb)	6.375	03/01/33	Baa2	265,567

		TOTAL METAL MINING				997,184

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.16%
500,000		Tyco International Group S.A. (Guarantee Note)	5.800	08/01/06	Baa3	510,076
250,000		Tyco International Group S.A. (Guarantee Note)	6.000	11/15/13	Baa3	262,082

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				772,158

MISCELLANEOUS RETAIL - 0.11%
500,000	g	CVS Corp	4.875	09/15/14	A3	491,867

		TOTAL MISCELLANEOUS RETAIL				491,867

MOTION PICTURES - 0.55%
250,000		News America, Inc (Guarantee Note)	7.625	11/30/28	Baa3	287,934
650,000		Time Warner, Inc (Guarantee Note)	5.625	05/01/05	Baa1	650,994
750,000		Time Warner, Inc (Guarantee Note)	6.875	05/01/12	Baa1	819,723
250,000		Time Warner, Inc (Guarantee Note)	7.700	05/01/32	Baa1	296,591
500,000		Walt Disney Co	5.500	12/29/06	Baa1	510,666

		TOTAL MOTION PICTURES				2,565,908

NATIONAL SECURITY AND INTERNATIONAL AFFA - 0.11%
500,000		Inter-American Development Bank	4.375	09/20/12	Aaa	494,705

		TOTAL NATIONAL SECURITY AND INTERNATIONAL AFFA				494,705

NONDEPOSITORY INSTITUTIONS - 2.94%
500,000		American General Finance Corp (Sr Note)	4.625	05/15/09	A1	496,358
500,000		American Honda Finance Corp	4.500	05/26/09	A1	498,856
500,000		Capital One Bank (Sr Note)	5.125	02/15/14	Baa2	491,288
500,000		CIT Group, Inc (Sr Note)	4.125	02/21/06	A2	501,193
500,000		CIT Group, Inc (Sr Note)	4.250	02/01/10	A2	486,123
250,000		CIT Group, Inc (Sr Note)	5.125	09/30/14	A2	245,060
250,000		Countrywide Home Loans, Inc	4.125	09/15/09	A3	241,058
250,000		European Investment Bank (Sr Note)	4.000	03/03/10	Aaa	245,821
500,000		Ford Motor Credit Co	7.375	02/01/11	A3	500,030
500,000		Ford Motor Credit Co	7.000	10/01/13	A3	486,214
500,000		General Electric Capital Corp	3.125	04/01/09	Aaa	473,849
500,000		General Electric Capital Corp	3.250	06/15/09	Aaa	474,422
1,000,000		General Electric Capital Corp	4.375	11/21/11	Aaa	971,078
1,750,000		General Electric Capital Corp	5.875	02/15/12	Aaa	1,840,761
1,000,000		General Motors Acceptance Corp	5.625	05/15/09	Baa1	915,565
1,000,000		General Motors Acceptance Corp	6.750	12/01/14	Baa1	860,984
250,000		HSBC Capital Funding LP/Jersey Channel Islands	4.610	12/29/49	A1	237,478
500,000		HSBC Finance Corp	4.750	05/15/09	A1	500,520
500,000		HSBC Finance Corp	4.125	11/16/09	A1	486,320
750,000		HSBC Finance Corp	6.375	11/27/12	A1	807,775
500,000		International Finance Corp	3.750	06/30/09	Aaa	491,868
250,000		MBNA America Bank NA	5.375	01/15/08	Baa1	255,277
500,000		National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	520,270
250,000	g	Rabobank Capital Funding Trust (Sub Note)	5.254	12/30/16	Aa2	247,603
250,000		SLM Corp	4.000	01/15/09	A2	244,820
250,000		Toyota Motor Credit Corp	2.875	07/08/08	Aaa	238,457

		TOTAL NONDEPOSITORY INSTITUTIONS				13,759,048

124

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING	VALUE

OIL AND GAS EXTRACTION - 1.28%
$ 500,000		Burlington Resources Finance Co (Guarantee Note)	6.400	08/15/11	Baa1	$534,617
250,000		Canadian Natural Resources Ltd	5.850	02/01/35	Baa1	244,691
500,000		Devon Energy Corp (Sr Note)	2.750	08/01/06	Baa2	491,347
250,000	g	Empresa Nacional de Petroleo ENAP	6.750	11/15/12	Baa1	269,267
250,000		EnCana Corp	6.500	08/15/34	Baa2	272,584
250,000	g	Enterprise Products Operating LP	5.000	03/01/15	Baa3	234,360
250,000		Enterprise Products Operating LP (Sr Note)	4.000	10/15/07	Baa3	244,756
500,000		Enterprise Products Operating LP (Sr Note)	4.625	10/15/09	Baa3	487,934
250,000		Enterprise Products Operating LP (Sr Note)	5.600	10/15/14	Baa3	246,732
250,000		Enterprise Products Operating LP (Sr Note)	6.650	10/15/34	Baa3	254,889
250,000		Equitable Resources, Inc	5.150	11/15/12	A2	253,189
250,000		Nexen, Inc	5.050	11/20/13	Baa2	243,275
250,000		Nexen, Inc	5.200	03/10/15	Baa2	244,053
750,000		Ocean Energy, Inc (Guarantee Note)	4.375	10/01/07	Baa3	745,052
500,000		Panhandle Eastern Pipe Line (Sr Note)	4.800	08/15/08	Baa3	496,589
250,000		PC Financial Partnership	5.000	11/15/14	Baa2	242,674
500,000		Plains All American Pipeline LP/PAA Finance Corp	4.750	08/15/09	Baa3	497,570

		TOTAL OIL AND GAS EXTRACTION				6,003,579

OTHER MORTGAGE BACKED SECURITIES - 2.92%
1,121,723	v	AQ Finance NIM Trust Series 2004-RN2	3.050	04/25/09	Aaa	1,122,249
768,032	v	AQ Finance NIM Trust Series 2004-RN3	3.030	05/25/09	Aaa	768,272
3,000,000	d	Banc of America Commercial Mortgage, Inc Series 2002-2 (Class A3)	5.118	07/11/43	NR	3,036,360
1,000,000	h	Banc of America Commercial Mortgage, Inc Series 2005-1 (Class B)	4.999	11/10/42	NR	997,710
3,000,000		Bear Stearns Commercial Mortgage Securities Series 2004-PWR5 (Class A5)	4.978	07/11/42	Aaa	2,973,321
505,000		Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	505,621
1,000,000		Ge Capital Commercial Mortgage Corp Series 2003-C2 (Class A4)	5.145	07/10/37	Aaa	1,010,257
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	1,014,867
1,000,000		Merrill Lynch Mortgage Trust Series 2003-KEY1 (Class A4)	5.236	11/01/35	NR	1,011,488
1,000,000		Merrill Lynch Mortgage Trust Series 2004-bpc1 (Class AJ)	4.922	10/12/41	NR	981,897
251,131	v	Option One Mortgage Securities Corp NIM Trust Series 2004-1A	3.040	04/26/09	Aaa	251,249

		TOTAL OTHER MORTGAGE BACKED SECURITIES				13,673,291

PAPER AND ALLIED PRODUCTS - 0.89%
500,000	g	Bemis Co	4.875	04/01/12	Baa1	491,589
250,000		International Paper Co	3.800	04/01/08	Baa2	243,925
1,000,000	d	International Paper Co	5.850	10/30/12	Baa2	1,035,587
2,000,000		Kimberly-Clark Corp	7.100	08/01/07	Aa2	2,123,612
250,000	g	Sappi Papier Holding AG. (Guarantee Note)	6.750	06/15/12	Baa3	271,176

		TOTAL PAPER AND ALLIED PRODUCTS				4,165,889

PETROLEUM AND COAL PRODUCTS - 0.23%
1,000,000		Conoco Funding Co (Guarantee Note)	6.350	10/15/11	A3	1,088,215

		TOTAL PETROLEUM AND COAL PRODUCTS				1,088,215

PIPELINES, EXCEPT NATURAL GAS - 0.10%
250,000		Enbridge Energy Partners LP (Sr Note)	4.000	01/15/09	Baa2	243,099
250,000		TransCanada Pipelines Ltd	4.000	06/15/13	A2	231,043

		TOTAL PIPELINES, EXCEPT NATURAL GAS				474,142

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

			MATURITY
PRINCIPAL		RATE	DATE	RATING	VALUE

PRIMARY METAL INDUSTRIES - 0.11%
$ 250,000	Alcan, Inc	6.125	12/15/33	Baa1	$264,470
250,000	Alcoa, Inc	6.500	06/01/11	A2	272,523

	TOTAL PRIMARY METAL INDUSTRIES				536,993

PRINTING AND PUBLISHING - 0.58%
250,000	Belo Corp (Deb)	7.250	09/15/27	Baa3	276,982
1,000,000	New York Times Co	5.000	03/15/15	A1	995,058
1,000,000	News America Holdings (Deb)	8.250	08/10/18	Baa3	1,197,085
250,000	Viacom, Inc (Guarantee Note)	6.625	05/15/11	A3	266,918

	TOTAL PRINTING AND PUBLISHING				2,736,043

RAILROAD TRANSPORTATION - 0.51%
250,000	Burlington Northern Santa Fe Corp	5.900	07/01/12	Baa2	263,154
500,000	Canadian National Railway Co	4.400	03/15/13	Baa1	480,700
174,000	Norfolk Southern Corp	7.350	05/15/07	Baa1	184,372
911,000	Norfolk Southern Corp	5.257	09/17/14	Baa1	917,286
500,000	Union Pacific Corp	6.500	04/15/12	Baa2	544,538

	TOTAL RAILROAD TRANSPORTATION				2,390,050

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.05%
250,000	Sealed Air Corp (Sr Note)	5.375	04/15/08	Baa3	254,207

	TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				254,207

SECURITY AND COMMODITY BROKERS - 1.34%
250,000	Bear Stearns Cos, Inc	5.700	11/15/14	A1	256,619
500,000	Franklin Resources, Inc	3.700	04/15/08	A2	488,090
250,000	Goldman Sachs Group, Inc	5.125	01/15/15	Aa3	245,109
250,000	Goldman Sachs Group, Inc	6.125	02/15/33	Aa3	257,915
250,000	Goldman Sachs Group, Inc (Guarantee Note)	6.345	02/15/34	A1	257,152
1,250,000	Lehman Brothers Holdings, Inc	4.000	01/22/08	A1	1,234,991
500,000	Lehman Brothers Holdings, Inc	6.625	01/18/12	A1	545,880
250,000	Lehman Brothers Holdings, Inc	4.800	03/13/14	A1	241,632
250,000	Merrill Lynch & Co, Inc	5.000	01/15/15	Aa3	242,942
500,000	Morgan Stanley	3.625	04/01/08	Aa3	487,062
750,000	Morgan Stanley	4.000	01/15/10	Aa3	722,602
500,000	Morgan Stanley	6.600	04/01/12	Aa3	542,662
750,000	Morgan Stanley	5.300	03/01/13	Aa3	753,160

	TOTAL SECURITY AND COMMODITY BROKERS				6,275,816

STONE, CLAY, AND GLASS PRODUCTS - 0.06%
250,000	CRH America, Inc (Guarantee Note)	6.400	10/15/33	Baa1	269,263

	TOTAL STONE, CLAY, AND GLASS PRODUCTS				269,263

TOBACCO PRODUCTS - 0.05%
250,000	RJ Reynolds Tobacco Holdings, Inc (Guarantee Note)	6.500	06/01/07	Ba2	255,312

	TOTAL TOBACCO PRODUCTS				255,312

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING	VALUE

TRANSPORTATION EQUIPMENT - 1.02%
$ 250,000		DaimlerChrysler NA Holding Corp (Guarantee Note)	6.500	11/15/13	A3	$259,258
500,000		DaimlerChrysler NA Holding Corp (Guarantee Note)	8.500	01/18/31	A3	598,346
750,000		Ford Motor Co	7.450	07/16/31	Baa1	677,574
250,000		General Dynamics Corp (Guarantee Note)	3.000	05/15/08	A2	240,043
500,000		General Motors Corp (Deb)	8.375	07/15/33	Baa2	428,618
500,000		Harsco Corp (Sr Note)	5.125	09/15/13	A3	495,764
500,000		Lockheed Martin Corp	8.500	12/01/29	Baa2	672,477
250,000		Northrop Grumman Corp (Guarantee Note)	7.750	02/15/31	Baa2	316,401
1,000,000		United Technologies Corp	6.350	03/01/11	A2	1,079,285

		TOTAL TRANSPORTATION EQUIPMENT				4,767,766

WHOLESALE TRADE-DURABLE GOODS - 0.05%
250,000		Johnson & Johnson (Deb)	3.800	05/15/13	Aaa	233,440

		TOTAL WHOLESALE TRADE-DURABLE GOODS				233,440

WHOLESALE TRADE-NONDURABLE GOODS - 0.11%
500,000		GlaxoSmithKline Capital, Inc (Guarantee Note)	5.375	04/15/34	Aa2	493,707

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				493,707

		TOTAL CORPORATE BONDS
		(Cost $141,744,004)				142,156,949

GOVERNMENT BONDS - 66.32%

AGENCY SECURITIES - 16.94%
10,000,000	d	Federal Farm Credit Bank (FFCB)	2.250	09/01/06	Aaa	9,778,478
5,000,000	d	Federal Farm Credit Bank (FFCB)	3.000	12/17/07	Aaa	4,860,331
7,500,000	d	Federal Home Loan Bank (FHLB)	2.875	05/22/06	Aaa	7,423,716
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	05/21/08	Aaa	1,957,234
9,000,000		Federal Home Loan Mortgage Corp (FHLMC)	7.000	03/15/10	Aaa	9,989,024
2,990,000		Federal Home Loan Mortgage Corp (FHLMC)	5.875	03/21/11	Aa2	3,145,554
8,000,000	d	Federal National Mortgage Association (FNMA)	2.625	11/15/06	Aaa	7,838,700
8,000,000		Federal National Mortgage Association (FNMA)	5.000	01/15/07	Aaa	8,141,377
1,500,000		Federal National Mortgage Association (FNMA)	3.410	08/30/07	Aaa	1,473,574
3,000,000		Federal National Mortgage Association (FNMA)	5.250	01/15/09	Aaa	3,091,043
9,800,000		Federal National Mortgage Association (FNMA)	7.125	06/15/10	Aaa	10,956,812
1,000,000		Federal National Mortgage Association (FNMA)	4.625	10/15/14	Aaa	981,193
1,000,000		Federal National Mortgage Association (FNMA)	6.210	08/06/38	Aaa	1,147,380
8,514,000	v	Housing Urban Development (HUD)	4.790	08/01/11	NR	8,597,157

		TOTAL AGENCY SECURITIES				79,381,573

FOREIGN GOVERNMENT BONDS - 1.79%
250,000		Brazilian Government International Bond	10.250	06/17/13	B1	271,875
1,000,000		Brazilian Government International Bond	10.500	07/14/14	B1	1,100,000
1,000,000		Canada Government International Bond	6.750	08/28/06	Aaa	1,040,550
250,000		Chile Government International Bond	5.500	01/15/13	Baa1	255,478
500,000		Italy Government International Bond	4.500	01/21/15	NR	485,305
250,000		Korea Development Bank	5.750	09/10/13	A3	259,228
250,000		Mexico Government International Bond	6.375	01/16/13	Baa1	256,875
879,000		Mexico Government International Bond	5.875	01/15/14	Baa2	874,271
500,000	d	Mexico Government International Bond	6.750	09/27/34	Baa1	487,500
250,000		Philippine Government International Bond (Sr Note)	9.500	02/02/30	B1	244,375
500,000		Province of Ontario	5.125	07/17/12	Aa2	514,715
500,000		Province of Ontario	4.500	02/03/15	Aa2	484,748

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING	VALUE

$ 1,000,000		Province of Quebec Canada (Deb)	7.500	09/15/29	A1	$1,282,909
500,000	h	Province of Saskatchewan Canada (Deb)	7.375	07/15/13	Aa3	590,947
250,000		Turkey Government International Bond	7.375	02/05/25	B1	235,000

		TOTAL FOREIGN GOVERNMENT BONDS				8,383,776

MORTGAGE BACKED SECURITIES - 35.60%
125,861		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	09/01/10		131,864
261,096		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16		273,122
699,511		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	05/01/18		700,647
1,398,869	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	06/01/18		1,401,141
3,409,335		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	11/01/18		3,344,493
2,147,680		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19		2,194,253
4,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	04/15/20		3,915,000
199,713		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20		210,986
500,245	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	01/01/29		521,000
72,967		Federal Home Loan Mortgage Corp Gold (FGLMC)	8.000	01/01/31		78,529
2,867,279	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	08/01/32		2,979,961
4,398,267		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	11/01/33		4,315,641
1,479,275		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	11/01/33		1,514,466
6,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	12/01/33		6,030,786
3,590,210		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/34		3,601,929
996,629		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	12/01/34		999,883
5,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	04/15/35		5,115,625
6,000,000	h	Federal National Mortgage Association (FNMA)	4.500	04/25/34		5,692,500
200,858		Federal National Mortgage Association (FNMA)	6.000	12/01/08		205,146
1,482,732		Federal National Mortgage Association (FNMA)	6.294	12/01/08		1,536,798
3,937,219		Federal National Mortgage Association (FNMA)	4.760	02/01/14		3,907,336
2,985,997		Federal National Mortgage Association (FNMA)	4.640	11/01/14		2,921,091
495,217		Federal National Mortgage Association (FNMA)	4.560	01/01/15		483,597
495,052	d	Federal National Mortgage Association (FNMA)	6.500	10/01/16		517,086
223,513		Federal National Mortgage Association (FNMA)	6.500	11/01/16		233,461
627,019		Federal National Mortgage Association (FNMA)	6.000	11/01/17		647,910
475,904		Federal National Mortgage Association (FNMA)	6.000	01/01/18		491,760
520,494		Federal National Mortgage Association (FNMA)	6.000	02/01/18		537,856
466,473		Federal National Mortgage Association (FNMA)	6.500	02/01/18		487,249
745,441		Federal National Mortgage Association (FNMA)	5.500	04/01/18		760,499
8,000,000	h	Federal National Mortgage Association (FNMA)	5.000	04/25/18		7,992,496
10,000,000	h	Federal National Mortgage Association (FNMA)	5.500	04/25/18		10,187,500
259,804		Federal National Mortgage Association (FNMA)	5.500	05/01/18		265,052
374,519	d	Federal National Mortgage Association (FNMA)	6.000	01/01/19		386,234
94,973		Federal National Mortgage Association (FNMA)	8.000	03/01/23		102,717
1,246,678		Federal National Mortgage Association (FNMA)	5.500	02/01/24		1,259,766
2,769,406		Federal National Mortgage Association (FNMA)	5.500	07/01/24		2,795,331
52,544		Federal National Mortgage Association (FNMA)	9.000	11/01/25		57,841
40,980		Federal National Mortgage Association (FNMA)	9.000	10/01/26		45,176
49,489		Federal National Mortgage Association (FNMA)	7.500	01/01/29		53,142
3,000,000	h	Federal National Mortgage Association (FNMA)	6.000	04/25/32		3,065,625
833,590	d	Federal National Mortgage Association (FNMA)	7.000	07/01/32		879,215
3,588,967		Federal National Mortgage Association (FNMA)	5.500	04/01/33		3,600,851
2,088,868		Federal National Mortgage Association (FNMA)	5.500	06/01/33		2,095,785
1,464,896		Federal National Mortgage Association (FNMA)	5.500	07/01/33		1,469,747
851,050		Federal National Mortgage Association (FNMA)	5.500	07/01/33		854,467
1,785,081		Federal National Mortgage Association (FNMA)	4.500	08/01/33		1,696,408
1,811,509		Federal National Mortgage Association (FNMA)	4.500	10/01/33		1,721,523
6,793,641		Federal National Mortgage Association (FNMA)	5.500	10/01/33		6,816,135
710,612		Federal National Mortgage Association (FNMA)	5.500	10/01/33		712,965
1,729,796		Federal National Mortgage Association (FNMA)	5.000	11/01/33		1,696,065
1,844,142		Federal National Mortgage Association (FNMA)	5.000	11/01/33		1,808,182
749,054		Federal National Mortgage Association (FNMA)	5.500	11/01/33		751,535
786,353		Federal National Mortgage Association (FNMA)	5.500	11/01/33		788,957
3,496,239		Federal National Mortgage Association (FNMA)	5.000	12/01/33		3,428,063
827,971		Federal National Mortgage Association (FNMA)	5.500	12/01/33		830,713

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING	VALUE

$ 1,477,196		Federal National Mortgage Association (FNMA)	5.500	12/01/33		$1,482,088
792,480		Federal National Mortgage Association (FNMA)	5.500	12/01/33		795,104
708,154		Federal National Mortgage Association (FNMA)	5.500	12/01/33		710,499
875,314		Federal National Mortgage Association (FNMA)	5.500	12/01/33		878,213
896,449		Federal National Mortgage Association (FNMA)	5.500	01/01/34		899,417
967,329	h	Federal National Mortgage Association (FNMA)	5.000	03/01/34		946,471
1,789,118	d	Federal National Mortgage Association (FNMA)	5.000	04/01/34		1,754,231
18,000,000	h	Federal National Mortgage Association (FNMA)	5.000	04/25/34		17,595,000
10,000,000	h	Federal National Mortgage Association (FNMA)	5.500	04/25/34		10,012,500
976,255		Federal National Mortgage Association (FNMA)	5.500	01/01/35		978,340
8,000,000	h	Federal National Mortgage Association (FNMA)	6.500	04/25/35		8,300,000
129,741		Government National Mortgage Association (GNMA)	6.500	09/15/23		136,401
96,010		Government National Mortgage Association (GNMA)	7.500	11/15/23		103,653
40,931		Government National Mortgage Association (GNMA)	7.500	08/15/28		43,944
154,271		Government National Mortgage Association (GNMA)	6.500	12/15/28		161,499
244,994		Government National Mortgage Association (GNMA)	6.500	03/15/29		256,309
132,141		Government National Mortgage Association (GNMA)	8.500	10/20/30		143,260
42,087		Government National Mortgage Association (GNMA)	7.000	06/20/31		44,342
2,290,273		Government National Mortgage Association (GNMA)	5.500	09/20/33		2,310,912
2,230,805		Government National Mortgage Association (GNMA)	6.000	01/20/34		2,290,040
5,000,000	h	Government National Mortgage Association (GNMA)	5.000	04/15/34		4,929,690
1,000,000	h	Government National Mortgage Association (GNMA)	5.500	04/20/35		1,008,750

		TOTAL MORTGAGE BACKED SECURITIES				166,893,769

U.S. TREASURY SECURITIES - 11.99%
23,325,000	d	U.S. Treasury Bond	8.000	11/15/21		31,695,410
2,710,000		U.S. Treasury Bond	5.375	02/15/31		2,955,580
12,789,988	k	U.S. Treasury Inflation Indexed Bond	3.875	01/15/09		14,108,892
200,000		U.S. Treasury Note	2.000	08/31/05		199,156
3,000,000		U.S. Treasury Note	3.750	03/31/07		2,997,657
1,500,000		U.S. Treasury Note	3.000	11/15/07		1,467,780
2,050,000	d	U.S. Treasury Note	6.000	08/15/09		2,203,770
200,000		U.S. Treasury Note	3.500	02/15/10		194,170
400,000		U.S. Treasury Note	4.000	03/15/10		396,968

		TOTAL U.S. TREASURY SECURITIES				56,219,383

		TOTAL GOVERNMENT BONDS
		(Cost $312,071,083)				310,878,501

		TOTAL BONDS
		(Cost $453,815,087)				453,035,450

SHARES

TIAA-CREF MUTUAL FUNDS - 0.71%
366,039		TIAA-CREF High-Yield Bond Fund				3,349,261

		TOTAL TIAA-CREF MUTUAL FUNDS
		(Cost $3,443,296)				3,349,261

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING	VALUE

SHORT-TERM INVESTMENTS - 19.57%

COMMERCIAL PAPER - 9.72%
$ 3,310,000		ABN Amro North America Finance, Inc	2.770	05/06/05		$3,300,566
5,000,000		American Honda Finance Corp	2.750	05/05/05		4,986,146
5,000,000	c	Fortune Brands	2.500	04/04/05		4,998,461
5,000,000	c	Kitty Hawk Funding Corp	2.740	04/12/05		4,995,383
5,000,000		Morgan Stanley Dean Witter	2.730	04/08/05		4,996,922
4,515,000	c	Park Avenue Receivables Corp	2.750	04/14/05		4,510,136
5,000,000	c	Pitney Bowes Inc	2.750	04/11/05		4,995,768
3,225,000		Shell Finance (U.K.) plc	2.550	04/01/05		3,224,746
4,576,000	c	Variable Funding Capital Corp	2.930	05/23/05		4,556,396
5,000,000	c	Wal-Mart Stores Inc	2.750	04/07/05		4,997,307

		TOTAL COMMERCIAL PAPER				45,561,831

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 9.85%
20,000,000		Federal National Mortgage Association (FNMA)	2.600	04/01/05		19,998,522
16,210,000		Federal National Mortgage Association (FNMA)	2.650	04/11/05		16,196,726
10,000,000	d	Federal National Mortgage Association (FNMA)	2.480	04/29/05		9,978,331

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				46,173,579

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $91,745,035)				91,735,410

		TOTAL PORTFOLIO - 116.93%
		(Cost $549,003,418)				548,120,121

		OTHER ASSETS AND LIABILITIES, NET - (16.93%)				(79,376,946)

		NET ASSETS - 100.00%				$468,743,175

	c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities
		Act of 1933, as amended.
	d	All or a portion of these securities have been segregated by the custodian to cover securities
		purchased on a delayed delivery basis.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold
		in transactions exempt from registration to qualified institutional buyers.
		At March 31, 2005, the value of these securities amounted to $4,950,223 or 1.06% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
	v	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - Money Market Fund

TIAA-CREF MUTUAL FUNDS
MONEY MARKET FUND
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2005
				MATURITY
PRINCIPAL			RATE	DATE	VALUE

SHORT-TERM INVESTMENTS - 101.41%

CERTIFICATES OF DEPOSIT - 5.04%
$ 3,000,000		Canadian Imperial Bank of Commerce	2.550	04/13/05	$3,000,000
5,000,000		Credit Agricole USA, Inc	1.420	04/05/05	5,000,005
5,000,000		Dexia Bank	2.585	04/18/05	5,000,034
7,000,000		Dexia Bank	2.735	05/17/05	7,000,133
5,000,000		Royal Bank of Canada	2.540	04/13/05	5,000,017
3,000,000		Toronto Dominion Bank	2.940	06/16/05	3,000,000
2,000,000		Toronto Dominion Bank	3.160	09/14/05	2,000,000

		TOTAL CERTIFICATES OF DEPOSIT			30,000,189

COMMERCIAL PAPER - 82.82%
4,780,000		ABN Amro North America Finance, Inc	2.770	05/04/05	4,767,863
5,000,000		ABN Amro North America Finance, Inc	2.740	05/09/05	4,985,539
5,420,000		American Honda Finance Corp	2.590	04/11/05	5,416,101
4,500,000		American Honda Finance Corp	2.630	04/19/05	4,493,992
4,500,000		American Honda Finance Corp	2.700	05/11/05	4,486,500
1,000,000	c	Anheuser-Busch Co Inc	2.720	05/10/05	997,032
3,380,000	c	Anheuser-Busch Co Inc	2.700	05/19/05	3,367,832
5,000,000		Bank of Nova Scotia	2.750	05/11/05	4,984,722
1,100,000		Barclays U.S. Funding Corp	2.570	04/05/05	1,099,686
2,990,000		Barclays U.S. Funding Corp	2.700	04/18/05	2,986,244
3,580,000		Barclays U.S. Funding Corp	2.700	04/27/05	3,573,019
1,100,000		Barclays U.S. Funding Corp	2.800	05/09/05	1,096,830
3,815,000		Barclays U.S. Funding Corp	2.750	05/10/05	3,803,604
2,100,000		Barclays U.S. Funding Corp	2.810	05/18/05	2,092,296
3,000,000	c	Beta Finance, Inc	2.550	04/11/05	2,997,875
3,000,000	c	Beta Finance, Inc	2.660	04/25/05	2,994,680
4,900,000	c	Beta Finance, Inc	2.670	04/29/05	4,890,182
2,500,000	c	Beta Finance, Inc	2.740	05/18/05	2,491,057
3,000,000	c	Beta Finance, Inc	2.860	06/02/05	2,985,384
4,000,000	c	Beta Finance, Inc	2.990	06/16/05	3,975,079
2,015,000	c	Beta Finance, Inc	2.980	06/20/05	2,001,701
2,230,000	c	Beta Finance, Inc	3.020	06/30/05	2,213,163
4,000,000	c	BMW US Capital Corp	2.750	05/16/05	3,986,250
5,000,000		Canadian Imperial Holdings, Inc	2.970	06/29/05	4,963,287
2,000,000	c	CC (USA), Inc	2.530	04/08/05	1,999,001
5,000,000	c	CC (USA), Inc	2.650	04/13/05	4,995,500
1,500,000	c	CC (USA), Inc	2.280	04/20/05	1,498,195
5,918,000	c	CC (USA), Inc	2.800	05/26/05	5,892,413
4,000,000	c	CC (USA), Inc	2.965	06/17/05	3,974,905
1,400,000	c	CC (USA), Inc	2.970	06/20/05	1,390,635
5,000,000	c	Ciesco LP	2.780	04/14/05	4,995,276
2,800,000		Ciesco LP	2.660	04/19/05	2,796,276
1,960,000		Ciesco LP	2.640	04/25/05	1,956,537
1,062,000		Ciesco LP	2.830	05/13/05	1,058,514
2,600,000		Ciesco LP	2.980	06/13/05	2,584,289
10,000,000		Citicorp	2.720	05/02/05	9,976,578
5,475,000	c	Corporate Asset Funding Corp, Inc	2.500	04/06/05	5,473,099
1,200,000	c	Corporate Asset Funding Corp, Inc	2.700	04/20/05	1,198,290
5,000,000	c	Corporate Asset Funding Corp, Inc	2.770	05/06/05	4,986,535
1,000,000	c	Corporate Asset Funding Corp, Inc	2.840	05/13/05	996,687
1,164,000	c	Delaware Funding Co LLC	2.660	04/05/05	1,163,656

TIAA-CREF MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

$ 1,685,000	c	Delaware Funding Co LLC	2.690	04/06/05	$1,684,391
9,300,000	c	Delaware Funding Co LLC	2.650	04/08/05	9,295,045
4,793,000	c	Delaware Funding Co LLC	2.700	04/12/05	4,789,162
3,105,000	c	Delaware Funding Co LLC	2.710	04/13/05	3,102,185
340,000	c	Delaware Funding Co LLC	2.730	04/14/05	339,665
2,050,000	c	Delaware Funding Co LLC	2.790	04/22/05	2,046,664
2,500,000	c	Dorada Finance, Inc	2.710	05/13/05	2,491,892
4,000,000	c	Dorada Finance, Inc	2.800	05/16/05	3,986,050
1,732,000	c	Dorada Finance, Inc	3.000	06/10/05	1,722,033
3,025,000	c	Edison Asset Securitization, LLC	2.880	06/07/05	3,008,786
5,000,000		Fcar Owner Trust I	2.540	04/04/05	4,998,942
5,000,000		Fcar Owner Trust I	2.500	04/07/05	4,997,917
7,000,000		Fcar Owner Trust I	2.840	05/06/05	6,980,711
1,000,000		Fcar Owner Trust I	2.870	06/06/05	994,738
3,760,000		Fcar Owner Trust I	2.970	06/15/05	3,736,735
5,000,000	c	Fortune Brands	2.600	04/25/05	4,991,431
1,500,000	c	Gannett Co, Inc	2.750	04/25/05	1,497,250
2,645,000		General Electric Capital Corp	2.610	04/25/05	2,640,398
5,115,000		General Electric Capital Corp	2.700	04/28/05	5,104,631
5,000,000		General Electric Capital Corp	2.910	05/23/05	4,978,983
1,500,000		General Electric Capital Corp	2.900	05/24/05	1,493,696
6,000,000		General Electric Capital Corp	2.990	06/27/05	5,956,645
4,980,000		Goldman Sachs Group, Lp	2.700	04/15/05	4,974,771
2,855,000		Goldman Sachs Group, Lp	2.830	05/26/05	2,842,656
1,000,000	c	Govco, Inc	2.540	04/06/05	999,647
835,000	c	Govco, Inc	2.600	04/19/05	833,914
8,000,000	c	Govco, Inc	2.650	04/21/05	7,988,222
2,020,000	c	Govco, Inc	2.810	05/05/05	2,014,639
1,000,000	c	Govco, Inc	2.840	05/23/05	995,898
1,000,000	c	Govco, Inc	2.930	06/13/05	994,011
2,480,000		Greenwich Capital Holdings, Inc	2.480	04/06/05	2,479,146
1,000,000	c	Greyhawk Funding LLC	2.750	04/18/05	998,801
5,000,000	c	Greyhawk Funding LLC	2.520	04/08/05	4,997,550
1,000,000	c	Greyhawk Funding LLC	2.700	04/22/05	998,425
1,000,000	c	Greyhawk Funding LLC	2.670	05/17/05	996,754
5,000,000	c	Greyhawk Funding LLC	2.980	06/20/05	4,966,889
2,000,000	c	Harley-Davidson Funding Corp	2.800	05/06/05	1,994,679
5,000,000	c	Harrier Finance Funding LLC	2.660	04/25/05	4,991,133
3,300,000	c	Harrier Finance Funding LLC	2.750	04/27/05	3,293,446
4,716,000	c	Harrier Finance Funding LLC	2.750	05/09/05	4,702,310
4,000,000	c	Harrier Finance Funding LLC	2.840	05/25/05	3,982,960
5,000,000	c	Harrier Finance Funding LLC	2.860	06/01/05	4,975,769
2,000,000	c	Harrier Finance Funding LLC	2.960	06/16/05	1,987,502
1,000,000	c	Harrier Finance Funding LLC	3.000	06/21/05	993,463
1,000,000		HSBC Finance Corp	2.810	04/20/05	998,581
5,765,000		HSBC Finance Corp	3.000	06/21/05	5,726,086
6,234,000	c	IBM Capital, Inc	2.540	04/07/05	6,231,488
3,000,000	c	Kimberly Clark Worldwide, Inc	2.740	04/26/05	2,994,428
1,378,000	c	Kitty Hawk Funding Corp	2.740	04/12/05	1,376,842
4,500,000	c	Kitty Hawk Funding Corp	2.790	04/26/05	4,491,281
2,000,000	c	Links Finance LLC	2.520	04/05/05	1,999,438
4,000,000	c	Links Finance LLC	2.780	05/12/05	3,987,336
4,000,000	c	Links Finance LLC	2.765	05/17/05	3,985,842
4,905,000		Paccar Financial Corp	2.750	05/12/05	4,889,638
2,960,000		Paccar Financial Corp	2.730	07/05/05	2,938,676
1,840,000	c	Park Avenue Receivables Corp	2.650	04/04/05	1,839,604
2,056,000	c	Park Avenue Receivables Corp	2.790	04/28/05	2,051,837
2,540,000	c	Preferred Receivables Funding	2.590	04/04/05	2,539,452
4,000,000	c	Preferred Receivables Funding	2.790	04/22/05	3,993,490
6,000,000	c	Preferred Receivables Funding	2.830	05/31/05	5,971,700
5,000,000	c	Private Export Funding Corp	2.440	04/12/05	4,996,363
1,750,000	c	Private Export Funding Corp	2.740	05/03/05	1,745,738
1,485,000	c	Private Export Funding Corp	2.700	05/10/05	1,480,656
3,000,000	c	Private Export Funding Corp	2.580	05/18/05	2,989,895
3,000,000	c	Private Export Funding Corp	2.660	06/07/05	2,985,148
132

TIAA-CREF MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

$ 8,000,000	c	Proctor & Gamble	2.720	05/16/05	$7,972,800
2,675,000	c	Proctor & Gamble	2.860	06/06/05	2,660,974
5,000,000		Rabobank USA Finance Corp	2.560	04/01/05	5,000,000
1,435,000		Rabobank USA Finance Corp	2.590	04/18/05	1,433,245
4,200,000		Rabobank USA Finance Corp	2.420	05/12/05	4,187,943
7,000,000		Rabobank USA Finance Corp	2.725	07/06/05	6,949,133
1,351,000	c	Ranger Funding Co LLC	2.810	04/19/05	1,349,170
1,950,000	c	Ranger Funding Co LLC	2.700	05/03/05	1,945,320
5,000,000	c	Ranger Funding Co LLC	2.900	06/10/05	4,971,806
4,711,000	c	Ranger Funding Co LLC	3.220	09/20/05	4,638,922
1,745,000		Royal Bank of Scotland plc	2.690	05/02/05	1,740,958
3,000,000		Scaldis Capital LLC	2.880	06/02/05	2,985,120
1,765,000	c	Scaldis Capital LLC	2.760	06/08/05	1,755,798
4,495,000	c	Scaldis Capital LLC	2.920	06/13/05	4,468,665
5,000,000	c	Scaldis Capital LLC	2.950	06/15/05	4,969,271
2,000,000	c	Scaldis Capital LLC	3.260	09/13/05	1,970,117
4,360,000		Shell Finance (U.K.) plc	2.740	05/05/05	4,348,559
1,660,000	c	Sherwin-Williams Co	2.780	04/27/05	1,656,782
5,000,000	c	Sigma Finance, Inc	2.480	04/01/05	5,000,000
2,000,000	c	Sigma Finance, Inc	2.570	04/11/05	1,998,572
1,000,000	c	Sigma Finance, Inc	2.680	04/14/05	999,032
4,000,000	c	Sigma Finance, Inc	2.630	04/19/05	3,994,740
4,500,000	c	Sigma Finance, Inc	2.840	05/23/05	4,481,800
2,000,000	c	Sigma Finance, Inc	3.020	06/30/05	1,984,900
3,070,000	c	Sigma Finance, Inc	2.980	08/18/05	3,034,676
1,500,000	c	Sigma Finance, Inc	3.260	09/28/05	1,475,550
2,500,000		Societe Generale North America, Inc	2.520	04/05/05	2,499,300
4,500,000		Societe Generale North America, Inc	2.800	06/01/05	4,478,650
2,000,000		Societe Generale North America, Inc	2.860	08/01/05	1,980,723
11,170,000		UBS Finance Delaware LLC	2.820	04/04/05	11,167,708
1,300,000		UBS Finance, (Delaware), Inc	2.790	05/03/05	1,296,809
1,900,000		UBS Finance, (Delaware), Inc	2.680	05/05/05	1,895,257
1,400,000		UBS Finance, (Delaware), Inc	2.770	05/19/05	1,394,829
2,600,000		UBS Finance, (Delaware), Inc	2.960	06/14/05	2,584,460
1,200,000		UBS Finance, (Delaware), Inc	2.970	06/22/05	1,191,969
5,073,000	c	Yorktown Capital LLC	2.740	04/14/05	5,067,980
5,890,000	c	Yorktown Capital, LLC	2.790	04/20/05	5,881,327
6,200,000	c	Yorktown Capital, LLC	2.800	04/27/05	6,187,462
3,000,000	c	Yorktown Capital, LLC	2.930	05/27/05	2,986,327
2,740,000	c	Yorktown Capital, LLC	2.980	06/17/05	2,722,536

		TOTAL COMMERCIAL PAPER			492,949,548

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 9.52%
5,000,000		Federal Home Loan Bank (FHLB)	1.200	04/01/05	5,000,000
500,000		Federal Home Loan Bank (FHLB)	2.780	05/18/05	498,198
100,000		Federal Home Loan Bank (FHLB)	3.419	12/02/05	97,673
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)	2.680	04/12/05	1,998,460
89,000		Federal Home Loan Mortgage Corp (FHLMC)	2.740	05/17/05	88,719
350,000		Federal Home Loan Mortgage Corp (FHLMC)	2.800	05/23/05	348,648
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	2.980	06/28/05	4,967,611
775,000		Federal Home Loan Mortgage Corp (FHLMC)	2.970	07/11/05	768,434
370,000		Federal Home Loan Mortgage Corp (FHLMC)	2.980	07/19/05	366,841
775,000		Federal Home Loan Mortgage Corp (FHLMC)	3.030	08/08/05	767,126
3,870,000		Federal Home Loan Mortgage Corp (FHLMC)	2.940	08/16/05	3,826,701
3,565,000		Federal Home Loan Mortgage Corp (FHLMC)	2.720	08/23/05	3,526,209
1,075,000		Federal Home Loan Mortgage Corp (FHLMC)	2.860	10/18/05	1,057,919
17,020,000		Federal National Mortgage Association (FNMA)	2.600	04/01/05	17,020,000
5,000,000		Federal National Mortgage Association (FNMA)	2.500	04/06/05	4,998,264
2,720,000		Federal National Mortgage Association (FNMA)	2.480	04/29/05	2,714,753
5,470,000		Federal National Mortgage Association (FNMA)	2.680	05/04/05	5,457,264
3,000,000		Federal National Mortgage Association (FNMA)	2.730	05/11/05	2,990,667

TIAA-CREF MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

$ 50,000		Federal National Mortgage Association (FNMA)	3.000	05/25/05	$49,775
105,000		Federal National Mortgage Association (FNMA)	3.250	10/17/05	103,114

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			56,646,376

VARIABLE NOTES - 4.03%
9,000,000		American Honda Finance Corp	2.700	04/11/05	9,000,352
5,000,000		Barclays Bank plc	2.770	09/29/05	4,999,011
5,000,000		SouthTrust Bank	3.090	09/29/05	5,000,945
5,000,000		US Bank NA	2.950	12/05/05	5,001,583

		TOTAL VARIABLE NOTES			24,001,891

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $603,598,004)			603,598,004

		TOTAL PORTFOLIO - 101.41%
		(Cost $603,598,004)			603,598,004
		OTHER ASSETS AND LIABILITIES, NET - (1.41%)			(8,406,230)

		NET ASSETS - 100.00%			$595,191,774

	c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities
		Act of 1933, as amended.

Item 2. Controls and Procedures.

(a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF MUTUAL FUNDS

Date:	May 23, 2005	By:	/s/ Herbert M. Allison, Jr.

Herbert M. Allison, Jr.
President and Chief Executive Officer

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	May 23, 2005	By:	/s/ Herbert M. Allison, Jr.

Herbert M. Allison, Jr.
President and Chief Executive Officer
(principal executive officer)

Date:	May 23, 2005	By:	/s/ Russell Noles

Russell Noles
Vice President and Acting Chief Financial Officer,
Teachers Insurance and Annuity Association of America
(acting principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)